AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 81.4%
Affiliated Mutual Funds — 19.5%
AST ClearBridge Dividend Growth Portfolio*	10,024,400	$239,482,911
AST Emerging Markets Equity Portfolio*	1,020,418	7,398,027
AST High Yield Portfolio*	1,204,018	12,762,590
AST Large-Cap Growth Portfolio*	8,741,159	429,890,177
AST Large-Cap Value Portfolio*	5,383,269	206,286,886
AST PGIM Fixed Income Central Fund*	70,554,665	678,030,328
AST Small-Cap Growth Portfolio*	2,655,555	151,579,106
AST Small-Cap Value Portfolio*	4,789,742	145,129,189
AST T. Rowe Price Natural Resources Portfolio*	1,356,560	33,534,170
AST Western Asset Emerging Markets Debt Portfolio*	750,817	7,358,009

Total Affiliated Mutual Funds (cost $1,991,007,837)(wd)		1,911,451,393
Common Stocks — 48.2%
Aerospace & Defense — 0.8%
Airbus SE (France)	11,535	994,321
BAE Systems PLC (United Kingdom)	365,484	3,211,298
Boeing Co. (The)*	15,400	1,864,632
General Dynamics Corp.	60,590	12,855,380
Howmet Aerospace, Inc.	211,200	6,532,416
Huntington Ingalls Industries, Inc.	1,100	243,650
L3Harris Technologies, Inc.	5,200	1,080,716
Lockheed Martin Corp.	31,683	12,238,826
Northrop Grumman Corp.	32,720	15,388,870
Raytheon Technologies Corp.	166,739	13,649,255
Spirit AeroSystems Holdings, Inc. (Class A Stock)	15,653	343,114
Textron, Inc.	42,700	2,487,702
Thales SA (France)	13,118	1,445,525
TransDigm Group, Inc.	15,160	7,956,271
		80,291,976
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	3,500	337,085
Expeditors International of Washington, Inc.(a)	4,400	388,564
FedEx Corp.	54,900	8,151,003
United Parcel Service, Inc. (Class B Stock)	52,997	8,561,135
Yamato Holdings Co. Ltd. (Japan)	71,200	1,069,240
		18,507,027
Airlines — 0.1%
Alaska Air Group, Inc.*	62,000	2,427,300
American Airlines Group, Inc.*(a)	19,300	232,372
Delta Air Lines, Inc.*	48,007	1,347,076
Singapore Airlines Ltd. (Singapore)*	110,000	388,774
Southwest Airlines Co.*	193,500	5,967,540
United Airlines Holdings, Inc.*	9,700	315,541
		10,678,603
	Shares	Value

Common Stocks (continued)
Auto Components — 0.0%
Aptiv PLC*	7,700	$602,217
BorgWarner, Inc.(a)	97,900	3,074,060
Magna International, Inc. (Canada)(a)	6,406	303,773
		3,980,050
Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	14,779	1,001,685
BYD Co. Ltd. (China) (Class H Stock)	37,324	919,498
Ferrari NV (Italy)	36,227	6,708,729
Ford Motor Co.	507,700	5,686,240
General Motors Co.	72,919	2,339,971
Hero MotoCorp Ltd. (India)	8,355	260,048
Honda Motor Co. Ltd. (Japan)	127,200	2,760,976
Kia Corp. (South Korea)	4,123	205,210
Mahindra & Mahindra Ltd. (India)	53,105	821,633
Maruti Suzuki India Ltd. (India)	8,216	886,890
Mazda Motor Corp. (Japan)	621,500	4,126,853
Mercedes-Benz Group AG (Germany)	60,236	3,045,955
Stellantis NV	728,002	8,599,485
Subaru Corp. (Japan)	28,600	432,213
Suzuki Motor Corp. (Japan)	28,800	896,548
Tesla, Inc.*	273,950	72,665,237
Toyota Motor Corp. (Japan)	432,800	5,656,892
Volkswagen AG (Germany)	2,280	371,570
		117,385,633
Banks — 2.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	40,210	360,297
Australia & New Zealand Banking Group Ltd. (Australia)	232,785	3,407,694
Banco Santander SA (Spain)	452,870	1,053,784
Bank Central Asia Tbk PT (Indonesia)	3,575,942	1,996,232
Bank Hapoalim BM (Israel)	148,417	1,252,854
Bank Leumi Le-Israel BM (Israel)	898,736	7,675,895
Bank of America Corp.	738,997	22,317,709
Bank of China Ltd. (China) (Class H Stock)	955,000	311,899
Bank of Ireland Group PLC (Ireland)	76,947	493,537
Barclays PLC (United Kingdom)	5,738,232	9,130,302
BNP Paribas SA (France)	118,236	4,994,201
BOC Hong Kong Holdings Ltd. (China)	353,500	1,175,641
China Construction Bank Corp. (China) (Class H Stock)	1,864,000	1,075,904
Citigroup, Inc.	332,668	13,862,276
Citizens Financial Group, Inc.	189,800	6,521,528
Comerica, Inc.	3,700	263,070
Commonwealth Bank of Australia (Australia)	127,648	7,425,919
Credicorp Ltd. (Peru)	3,836	471,061
DBS Group Holdings Ltd. (Singapore)	533,000	12,330,085
DNB Bank ASA (Norway)	162,612	2,580,338
East West Bancorp, Inc.	11,269	756,601
Emirates NBD Bank PJSC (United Arab Emirates)	81,004	283,246
Erste Group Bank AG (Austria)	35,408	776,220
A1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Fifth Third Bancorp	19,500	$623,220
First Republic Bank	5,200	678,860
Hana Financial Group, Inc. (South Korea)	18,523	454,832
HDFC Bank Ltd. (India), ADR(a)	58,554	3,420,725
HSBC Holdings PLC (United Kingdom)	1,077,261	5,577,908
Huntington Bancshares, Inc.	40,900	539,062
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	524,000	245,812
ING Groep NV (Netherlands)	297,876	2,552,329
Israel Discount Bank Ltd. (Israel) (Class A Stock)	102,680	517,026
JPMorgan Chase & Co.	292,323	30,547,753
KB Financial Group, Inc. (South Korea)	12,991	392,309
KBC Group NV (Belgium)	9,550	453,186
KeyCorp	126,100	2,020,122
Komercni Banka A/S (Czech Republic)	22,176	554,638
Lloyds Banking Group PLC (United Kingdom)	16,895,749	7,636,682
M&T Bank Corp.	52,287	9,219,244
National Australia Bank Ltd. (Australia)	68,050	1,259,992
NatWest Group PLC (United Kingdom)	3,376,564	8,410,085
Nordea Bank Abp (Finland)	261,648	2,239,243
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	608,166	2,675,930
Oversea-Chinese Banking Corp. Ltd. (Singapore)	281,000	2,302,482
Pinnacle Financial Partners, Inc.	13,664	1,108,150
PNC Financial Services Group, Inc. (The)	73,994	11,056,183
Popular, Inc. (Puerto Rico)	8,400	605,304
Regions Financial Corp.	26,600	533,862
Sberbank of Russia PJSC (Russia)*^	306,596	1
Signature Bank	1,700	256,700
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	51,525	491,072
SVB Financial Group*	1,560	523,817
Swedbank AB (Sweden) (Class A Stock)	72,803	955,595
Tisco Financial Group PCL (Thailand)	237,300	581,889
Truist Financial Corp.	449,978	19,592,042
U.S. Bancorp	116,343	4,690,950
Wells Fargo & Co.	616,993	24,815,458
Wintrust Financial Corp.	4,676	381,328
Zions Bancorp NA	4,300	218,698
		248,648,782
Beverages — 0.9%
Ambev SA (Brazil)	101,700	293,165
Brown-Forman Corp. (Class B Stock)	5,200	346,164
Coca-Cola Co. (The)	445,255	24,943,185
Constellation Brands, Inc. (Class A Stock)	16,800	3,858,624
Diageo PLC (United Kingdom)	33,571	1,413,122
Diageo PLC (United Kingdom), ADR(a)	4,243	720,504
Heineken Holding NV (Netherlands)	8,505	582,241
Heineken NV (Netherlands)	51,940	4,535,976
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	11,700	$258,827
Keurig Dr. Pepper, Inc.	148,206	5,308,739
Kirin Holdings Co. Ltd. (Japan)	72,500	1,116,917
Molson Coors Beverage Co. (Class B Stock)	5,600	268,744
Monster Beverage Corp.*	10,600	921,776
PepsiCo, Inc.	238,733	38,975,550
Pernod Ricard SA (France)	25,450	4,668,907
Remy Cointreau SA (France)	15,295	2,538,182
		90,750,623
Biotechnology — 1.0%
AbbVie, Inc.	232,108	31,151,215
Alnylam Pharmaceuticals, Inc.*	3,300	660,528
Amgen, Inc.	32,465	7,317,611
Argenx SE (Netherlands), ADR*	9,914	3,500,138
Biogen, Inc.*	4,000	1,068,000
BioMarin Pharmaceutical, Inc.*	7,400	627,298
Gilead Sciences, Inc.	174,400	10,758,736
Horizon Therapeutics PLC*	97,200	6,015,708
Incyte Corp.*	5,300	353,192
Moderna, Inc.*	50,800	6,007,100
Regeneron Pharmaceuticals, Inc.*	8,397	5,784,441
United Therapeutics Corp.*	27,400	5,737,012
Vertex Pharmaceuticals, Inc.*	56,365	16,319,922
		95,300,901
Building Products — 0.3%
A.O. Smith Corp.	3,800	184,604
Advanced Drainage Systems, Inc.	30,800	3,830,596
AGC, Inc. (Japan)	15,000	466,978
Allegion PLC	2,400	215,232
Assa Abloy AB (Sweden) (Class B Stock)	80,185	1,502,351
Builders FirstSource, Inc.*	46,200	2,722,104
Carlisle Cos., Inc.	2,900	813,189
Carrier Global Corp.	24,000	853,440
Cie de Saint-Gobain (France)	186,129	6,655,157
Fortune Brands Home & Security, Inc.	3,700	198,653
Geberit AG (Switzerland)	2,772	1,188,601
Johnson Controls International PLC	47,975	2,361,329
Masco Corp.	6,500	303,485
Nibe Industrier AB (Sweden) (Class B Stock)	115,225	1,027,833
Trane Technologies PLC	20,975	3,037,390
		25,360,942
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	387,497	4,652,847
Ameriprise Financial, Inc.	36,808	9,273,776
ASX Ltd. (Australia)	24,110	1,109,621
Bank of New York Mellon Corp. (The)	182,300	7,022,196
BlackRock, Inc.	8,387	4,615,198
Blackstone, Inc.	30,865	2,583,401
Cboe Global Markets, Inc.	2,900	340,373
Charles Schwab Corp. (The)	223,914	16,092,699

A2

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
CME Group, Inc.	71,747	$12,708,546
Deutsche Bank AG (Germany)	550,661	4,077,084
Deutsche Boerse AG (Germany)	14,784	2,423,493
FactSet Research Systems, Inc.	3,970	1,588,437
Franklin Resources, Inc.	8,400	180,768
Goldman Sachs Group, Inc. (The)	65,605	19,225,545
Intercontinental Exchange, Inc.	33,800	3,053,830
Invesco Ltd.	51,200	701,440
Julius Baer Group Ltd. (Switzerland)	18,169	792,878
Lazard Ltd. (Class A Stock)(a)	11,705	372,570
Macquarie Group Ltd. (Australia)	64,366	6,279,561
MarketAxess Holdings, Inc.	900	200,241
Moody’s Corp.	4,200	1,021,062
Morgan Stanley	127,026	10,036,324
Morningstar, Inc.	19,100	4,055,312
MSCI, Inc.	6,780	2,859,736
Nasdaq, Inc.	21,500	1,218,620
Northern Trust Corp.	10,677	913,524
Partners Group Holding AG (Switzerland)	1,458	1,173,376
Raymond James Financial, Inc.	5,400	533,628
S&P Global, Inc.	16,513	5,042,245
Singapore Exchange Ltd. (Singapore)	336,100	2,204,944
State Street Corp.	95,800	5,825,598
T. Rowe Price Group, Inc.(a)	15,028	1,578,090
UBS Group AG (Switzerland)	830,785	12,053,000
		145,809,963
Chemicals — 0.9%
Air Products & Chemicals, Inc.	17,652	4,108,150
Albemarle Corp.	26,000	6,875,440
Celanese Corp.	42,800	3,866,552
CF Industries Holdings, Inc.	39,155	3,768,669
Chemours Co. (The)	154,700	3,813,355
Corteva, Inc.	49,100	2,806,065
Dow, Inc.	67,118	2,948,494
DuPont de Nemours, Inc.	44,424	2,238,970
Eastman Chemical Co.	20,538	1,459,225
Ecolab, Inc.	6,900	996,498
FMC Corp.	3,500	369,950
ICL Group Ltd. (Israel)	280,612	2,248,951
International Flavors & Fragrances, Inc.	7,200	653,976
Linde PLC (United Kingdom) (NYSE)	47,858	12,902,038
Linde PLC (United Kingdom) (AQUIS)	4,136	1,119,750
LyondellBasell Industries NV (Class A Stock)	94,400	7,106,432
Mitsui Chemicals, Inc. (Japan)	185,400	3,613,781
Mosaic Co. (The)	22,700	1,097,091
Nitto Denko Corp. (Japan)	12,700	687,651
Nutrien Ltd. (Canada)	9,800	817,287
OCI NV (Netherlands)	18,468	676,143
PPG Industries, Inc.	41,665	4,611,899
Sherwin-Williams Co. (The)	6,500	1,330,875
Shin-Etsu Chemical Co. Ltd. (Japan)	74,200	7,342,595
Solvay SA (Belgium)	22,639	1,752,760
Symrise AG (Germany)	23,760	2,316,894
Tosoh Corp. (Japan)	433,000	4,825,943
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil)	76,490	$2,684,429
		89,039,863
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	149,247	1,091,808
Cintas Corp.	2,200	854,018
Copart, Inc.*	6,000	638,400
Republic Services, Inc.	49,538	6,739,150
Rollins, Inc.	6,800	235,824
Securitas AB (Sweden) (Class B Stock)	52,306	363,110
Serco Group PLC (United Kingdom)	143,416	248,758
TOPPAN, Inc. (Japan)	66,300	987,609
Waste Management, Inc.	72,200	11,567,162
		22,725,839
Communications Equipment — 0.4%
Arista Networks, Inc.*	76,232	8,605,830
Cisco Systems, Inc.	468,103	18,724,120
F5, Inc.*	1,600	231,568
Juniper Networks, Inc.	9,600	250,752
Motorola Solutions, Inc.	4,600	1,030,262
Nokia OYJ (Finland)	1,749,716	7,511,638
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	135,079	789,598
		37,143,768
Construction & Engineering — 0.1%
AECOM	9,500	649,515
Eiffage SA (France)	19,293	1,547,164
Quanta Services, Inc.(a)	3,900	496,821
Taisei Corp. (Japan)	31,300	868,062
Vinci SA (France)	83,731	6,770,554
		10,332,116
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	98,500	311,336
Eagle Materials, Inc.	55,500	5,948,490
Martin Marietta Materials, Inc.	1,700	547,553
Vulcan Materials Co.	13,198	2,081,457
		8,888,836
Consumer Finance — 0.2%
American Express Co.	28,971	3,908,478
Capital One Financial Corp.	105,977	9,767,900
Discover Financial Services	7,700	700,084
SLM Corp.	160,243	2,241,799
Synchrony Financial	230,800	6,506,252
		23,124,513
Containers & Packaging — 0.2%
Amcor PLC	42,800	459,244
Avery Dennison Corp.	2,200	357,940
Ball Corp.	9,000	434,880
Berry Global Group, Inc.*	30,800	1,433,124
Crown Holdings, Inc.	39,182	3,174,917
International Paper Co.	105,600	3,347,520

A3

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Containers & Packaging (cont’d.)
Packaging Corp. of America	2,700	$303,183
Sealed Air Corp.	4,300	191,393
Transcontinental, Inc. (Canada) (Class A Stock)	61,125	711,986
Westrock Co.	183,800	5,677,582
		16,091,769
Distributors — 0.0%
Genuine Parts Co.	4,000	597,280
LKQ Corp.	42,000	1,980,300
Pool Corp.(a)	940	299,117
		2,876,697
Diversified Consumer Services — 0.1%
Service Corp. International	87,946	5,078,002
Diversified Financial Services — 0.5%
Apollo Global Management, Inc.	7,269	338,008
Berkshire Hathaway, Inc. (Class B Stock)*	154,900	41,361,398
Chailease Holding Co. Ltd. (Taiwan)	105,400	602,057
Investor AB (Sweden) (Class A Stock)	40,068	613,984
ORIX Corp. (Japan)	496,200	6,951,293
		49,866,740
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,200,451	18,414,918
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	675,386	1,104,049
Deutsche Telekom AG (Germany)	372,751	6,344,846
Hellenic Telecommunications Organization SA (Greece)	44,644	648,258
Koninklijke KPN NV (Netherlands)	2,582,289	6,988,619
Lumen Technologies, Inc.(a)	27,700	201,656
Telefonica Deutschland Holding AG (Germany)	972,536	1,966,292
Telia Co. AB (Sweden)	204,948	590,267
Telkom Indonesia Persero Tbk PT (Indonesia)	4,301,800	1,253,742
Telstra Corp. Ltd. (Australia)	317,680	784,425
Verizon Communications, Inc.	520,122	19,749,032
		58,046,104
Electric Utilities — 1.0%
Alliant Energy Corp.	7,300	386,827
American Electric Power Co., Inc.	75,539	6,530,346
Avangrid, Inc.(a)	106,500	4,441,050
CEZ A/S (Czech Republic)	7,627	261,449
Constellation Energy Corp.	36,601	3,044,837
Duke Energy Corp.	21,300	1,981,326
Edison International	126,800	7,174,344
EDP - Energias do Brasil SA (Brazil)	83,891	340,581
Endesa SA (Spain)	238,128	3,576,578
Enel SpA (Italy)	2,013,949	8,259,658
Energisa SA (Brazil), UTS	98,200	764,214
Entergy Corp.	5,600	563,528
Evergy, Inc.	6,700	397,980
Eversource Energy	9,800	764,008
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Exelon Corp.	305,034	$11,426,574
FirstEnergy Corp.	135,200	5,002,400
Iberdrola SA (Spain)	542,378	5,057,232
NextEra Energy, Inc.	205,892	16,143,992
NRG Energy, Inc.(a)	112,100	4,290,067
PG&E Corp.*(a)	99,300	1,241,250
Pinnacle West Capital Corp.	3,300	212,883
Power Assets Holdings Ltd. (Hong Kong)	117,000	586,495
PPL Corp.	110,000	2,788,500
Red Electrica Corp. SA (Spain)	27,873	427,728
Southern Co. (The)	29,400	1,999,200
SSE PLC (United Kingdom)	410,737	6,935,705
Terna - Rete Elettrica Nazionale (Italy)	107,748	656,242
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	133,733	967,109
Xcel Energy, Inc.	78,369	5,015,616
		101,237,719
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	108,653	2,805,358
AMETEK, Inc.	39,000	4,422,990
Eaton Corp. PLC	50,749	6,767,887
Emerson Electric Co.	53,800	3,939,236
Generac Holdings, Inc.*(a)	1,700	302,838
Hubbell, Inc.	30,400	6,779,200
Prysmian SpA (Italy)	18,575	532,060
Rockwell Automation, Inc.	3,100	666,841
Schneider Electric SE	12,836	1,449,836
Voltronic Power Technology Corp. (Taiwan)	5,000	219,903
		27,886,149
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	16,800	1,124,928
CDW Corp.	18,600	2,903,088
Corning, Inc.	123,769	3,591,776
Hamamatsu Photonics KK (Japan)	108,200	4,637,698
Hirose Electric Co. Ltd. (Japan)	4,200	550,805
Hon Hai Precision Industry Co. Ltd. (Taiwan)	337,000	1,079,114
Ibiden Co. Ltd. (Japan)	13,000	355,404
Jabil, Inc.	48,500	2,798,935
Keyence Corp. (Japan)	7,131	2,357,227
Keysight Technologies, Inc.*	25,100	3,949,736
Littelfuse, Inc.	3,641	723,430
TDK Corp. (Japan)	46,700	1,441,646
TE Connectivity Ltd. (Switzerland)	8,800	971,168
Teledyne Technologies, Inc.*	1,200	404,964
Trimble, Inc.*	7,100	385,317
Venture Corp. Ltd. (Singapore)	68,800	781,771
Zebra Technologies Corp. (Class A Stock)*	1,340	351,093
		28,408,100
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	134,715	2,823,626

A4

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Halliburton Co.	264,300	$6,507,066
Schlumberger NV	56,762	2,037,756
		11,368,448
Entertainment — 0.5%
Activision Blizzard, Inc.	174,659	12,984,150
Electronic Arts, Inc.	27,000	3,124,170
Live Nation Entertainment, Inc.*	20,600	1,566,424
NetEase, Inc. (China), ADR(a)	12,277	928,141
Netflix, Inc.*	16,380	3,856,508
Nintendo Co. Ltd. (Japan)	103,000	4,154,433
Spotify Technology SA*	49,200	4,245,960
Take-Two Interactive Software, Inc.*	4,400	479,600
Walt Disney Co. (The)*	213,100	20,101,723
Warner Bros. Discovery, Inc.*(a)	62,700	721,050
		52,162,159
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	40,968	5,743,304
American Tower Corp.	33,800	7,256,860
Americold Realty Trust, Inc.	54,700	1,345,620
AvalonBay Communities, Inc.	41,557	7,654,384
Boston Properties, Inc.	10,385	778,564
Camden Property Trust	22,900	2,735,405
Cousins Properties, Inc.(a)	16,232	379,017
Crown Castle, Inc.	12,200	1,763,510
Dexus (Australia)	331,799	1,650,553
Digital Realty Trust, Inc.	8,000	793,440
Douglas Emmett, Inc.(a)	36,800	659,824
Duke Realty Corp.	10,800	520,560
EPR Properties	58,000	2,079,880
Equinix, Inc.	16,120	9,169,701
Equity Residential	43,500	2,924,070
Essex Property Trust, Inc.	1,800	436,014
Extra Space Storage, Inc.	8,800	1,519,848
Federal Realty Investment Trust	2,100	189,252
Gaming & Leisure Properties, Inc.	25,872	1,144,577
Goodman Group (Australia)	549,732	5,556,039
Healthpeak Properties, Inc.	15,400	352,968
Highwoods Properties, Inc.	21,900	590,424
Host Hotels & Resorts, Inc.	337,400	5,357,912
Hudson Pacific Properties, Inc.	96,900	1,061,055
Invitation Homes, Inc.	15,600	526,812
Iron Mountain, Inc.(a)	46,100	2,027,017
Kilroy Realty Corp.(a)	24,500	1,031,695
Kimco Realty Corp.	18,200	335,062
Klepierre SA (France)*	109,450	1,902,818
Mapletree Pan Asia Commercial Trust (Singapore)	346,000	411,930
Mid-America Apartment Communities, Inc.	3,100	480,717
Prologis, Inc.	104,160	10,582,656
Public Storage	28,000	8,198,680
Realty Income Corp.	17,000	989,400
Regency Centers Corp.	4,600	247,710
SBA Communications Corp.	34,876	9,927,453
Scentre Group (Australia)	352,570	576,057
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group, Inc.	70,400	$6,318,400
Stockland (Australia)	1,461,382	3,058,410
UDR, Inc.	8,800	367,048
Ventas, Inc.	166,176	6,675,290
VICI Properties, Inc.(a)	27,300	814,905
Vicinity Centres (Australia)	326,960	364,555
Vornado Realty Trust	5,300	122,748
Welltower, Inc.	12,800	823,296
Weyerhaeuser Co.	142,700	4,075,512
		121,520,952
Food & Staples Retailing — 0.8%
Albertson’s Cos., Inc. (Class A Stock)	226,000	5,618,360
BIM Birlesik Magazalar A/S (Turkey)	84,430	526,008
Carrefour SA (France)	161,090	2,234,172
Coles Group Ltd. (Australia)	98,957	1,043,241
Costco Wholesale Corp.	51,002	24,086,715
Kesko OYJ (Finland) (Class B Stock)	22,815	425,659
Koninklijke Ahold Delhaize NV (Netherlands)	359,843	9,165,722
Kroger Co. (The)	32,600	1,426,250
Loblaw Cos. Ltd. (Canada)	14,602	1,156,236
Sysco Corp.(a)	77,847	5,504,561
Tesco PLC (United Kingdom)	737,844	1,693,405
Walgreens Boots Alliance, Inc.	20,400	640,560
Wal-Mart de Mexico SAB de CV (Mexico)	226,308	794,795
Walmart, Inc.	153,643	19,927,497
Woolworths Group Ltd. (Australia)	97,900	2,127,430
		76,370,611
Food Products — 0.9%
Archer-Daniels-Midland Co.	85,000	6,838,250
Bunge Ltd.	33,500	2,766,095
Campbell Soup Co.(a)	6,100	287,432
Conagra Brands, Inc.	13,700	447,031
Darling Ingredients, Inc.*	16,984	1,123,492
General Mills, Inc.	28,212	2,161,321
Gruma SAB de CV (Mexico) (Class B Stock)	36,204	344,756
Hershey Co. (The)	41,638	9,179,930
Hormel Foods Corp.(a)	8,400	381,696
Inghams Group Ltd. (Australia)	198,596	302,284
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	52,000	239,641
J.M. Smucker Co. (The)	3,000	412,230
Kellogg Co.(a)	7,400	515,484
Kraft Heinz Co. (The)	202,900	6,766,715
Lamb Weston Holdings, Inc.(a)	86,831	6,718,983
McCormick & Co., Inc.	7,100	506,017
Mondelez International, Inc. (Class A Stock)	94,628	5,188,453
Mowi ASA (Norway)	50,175	638,203
Nestle SA	181,292	19,608,057
Orkla ASA (Norway)	252,585	1,836,119
Pilgrim’s Pride Corp.*	187,400	4,313,948
Post Holdings, Inc.*	14,300	1,171,313

A5

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	113,400	$7,476,462
Viscofan SA (Spain)	4,414	241,295
WH Group Ltd. (Hong Kong), 144A	3,941,000	2,478,649
Wilmar International Ltd. (China)	2,246,300	5,976,031
		87,919,887
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	4,000	407,400
National Fuel Gas Co.	36,500	2,246,575
Osaka Gas Co. Ltd. (Japan)	31,900	480,924
Snam SpA (Italy)	169,223	683,988
Tokyo Gas Co. Ltd. (Japan)	28,800	486,175
UGI Corp.	68,400	2,211,372
		6,516,434
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	303,530	29,369,563
ABIOMED, Inc.*	1,100	270,226
Alcon, Inc. (Switzerland)	29,559	1,716,947
Align Technology, Inc.*	1,840	381,082
Baxter International, Inc.	145,700	7,847,402
Becton, Dickinson & Co.	13,536	3,016,227
Boston Scientific Corp.*	117,245	4,540,899
Cooper Cos., Inc. (The)	1,200	316,680
DENTSPLY SIRONA, Inc.	6,500	184,275
Dexcom, Inc.*	11,080	892,383
Edwards Lifesciences Corp.*	119,000	9,832,970
Enovis Corp.*	14,200	654,194
Envista Holdings Corp.*	23,000	754,630
Hologic, Inc.*	7,300	470,996
IDEXX Laboratories, Inc.*	2,280	742,824
Integra LifeSciences Holdings Corp.*	26,503	1,122,667
Intuitive Surgical, Inc.*	16,282	3,051,898
Medtronic PLC	212,293	17,142,660
Menicon Co. Ltd. (Japan)	64,926	1,331,638
Olympus Corp. (Japan)	123,800	2,381,632
ResMed, Inc.(a)	4,000	873,200
STERIS PLC	2,700	448,956
Stryker Corp.	12,863	2,605,272
Teleflex, Inc.	1,200	241,752
Zimmer Biomet Holdings, Inc.	59,600	6,231,180
		96,422,153
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	13,921	1,088,344
AmerisourceBergen Corp.(a)	13,461	1,821,677
Cardinal Health, Inc.	7,700	513,436
Centene Corp.*	71,930	5,596,873
Cigna Corp.	53,334	14,798,585
CVS Health Corp.	197,503	18,835,861
DaVita, Inc.*	1,600	132,432
Elevance Health, Inc.	27,980	12,709,635
Fresenius SE & Co. KGaA (Germany)	35,378	754,089
HCA Healthcare, Inc.	5,900	1,084,361
Henry Schein, Inc.*	4,100	269,657
Humana, Inc.	3,400	1,649,646
Laboratory Corp. of America Holdings	7,814	1,600,385
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	28,800	$9,788,256
Medipal Holdings Corp. (Japan)	140,500	1,786,786
Molina Healthcare, Inc.*	9,211	3,038,156
Quest Diagnostics, Inc.(a)	3,200	392,608
Sonic Healthcare Ltd. (Australia)	394,195	7,688,854
UnitedHealth Group, Inc.	124,247	62,749,705
Universal Health Services, Inc. (Class B Stock)	1,800	158,724
		146,458,070
Hotels, Restaurants & Leisure — 1.1%
Aristocrat Leisure Ltd. (Australia)	163,298	3,443,399
Booking Holdings, Inc.*	3,600	5,915,556
Caesars Entertainment, Inc.*	6,400	206,464
Carnival Corp.*(a)	28,900	203,167
Chipotle Mexican Grill, Inc.*	5,960	8,956,450
Churchill Downs, Inc.	2,104	387,452
Compass Group PLC (United Kingdom)	638,797	12,719,996
Darden Restaurants, Inc.	3,600	454,752
Domino’s Pizza, Inc.	820	254,364
Evolution AB (Sweden), 144A	12,633	998,608
Expedia Group, Inc.*	4,300	402,867
Greggs PLC (United Kingdom)	24,608	464,847
Hilton Worldwide Holdings, Inc.	58,100	7,008,022
InterContinental Hotels Group PLC (United Kingdom)	20,275	976,482
La Francaise des Jeux SAEM (France), 144A	72,555	2,152,267
Las Vegas Sands Corp.*	9,700	363,944
Lottery Corp. Ltd. (The) (Australia)*	138,318	370,685
Marriott International, Inc. (Class A Stock)	82,332	11,538,006
McDonald’s Corp.	95,375	22,006,827
MGM Resorts International	9,700	288,284
Norwegian Cruise Line Holdings Ltd.*(a)	12,300	139,728
Oriental Land Co. Ltd. (Japan)	50,100	6,795,006
Penn Entertainment, Inc.*(a)	13,882	381,894
Royal Caribbean Cruises Ltd.*(a)	6,300	238,770
Sodexo SA (France)	7,304	548,533
Starbucks Corp.	176,899	14,905,510
Tabcorp Holdings Ltd. (Australia)	306,430	183,761
Whitbread PLC (United Kingdom)	32,867	833,128
Wynn Resorts Ltd.*(a)	3,200	201,696
Yum! Brands, Inc.	8,000	850,720
		104,191,185
Household Durables — 0.1%
D.R. Horton, Inc.	9,100	612,885
Garmin Ltd.	4,300	345,333
Lennar Corp. (Class A Stock)(a)	7,200	536,760
Mohawk Industries, Inc.*	11,000	1,003,090
Newell Brands, Inc.(a)	11,200	155,568
NVR, Inc.*	80	318,966
PulteGroup, Inc.	7,000	262,500
Sekisui House Ltd. (Japan)	48,000	794,990

A6

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)	14,200	$914,686
Toll Brothers, Inc.	102,774	4,316,508
Whirlpool Corp.(a)	1,500	202,215
Zhejiang Supor Co. Ltd. (China) (Class A Stock)	32,900	212,265
		9,675,766
Household Products — 0.5%
Church & Dwight Co., Inc.	7,100	507,224
Clorox Co. (The)	3,400	436,526
Colgate-Palmolive Co.	23,100	1,622,775
Essity AB (Sweden) (Class B Stock)	49,220	972,430
Henkel AG & Co. KGaA (Germany)	8,617	488,353
Kimberly-Clark Corp.	72,700	8,181,658
Procter & Gamble Co. (The)	267,965	33,830,581
Reckitt Benckiser Group PLC (United Kingdom)	85,634	5,675,950
		51,715,497
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	249,200	5,631,920
Industrial Conglomerates — 0.3%
3M Co.	15,280	1,688,440
CK Hutchison Holdings Ltd. (United Kingdom)	133,000	732,331
DCC PLC (United Kingdom)	7,860	408,190
General Electric Co.	30,400	1,882,064
Hitachi Ltd. (Japan)	17,800	757,499
Honeywell International, Inc.	91,800	15,327,846
Jardine Matheson Holdings Ltd. (Hong Kong)	97,800	4,944,570
Smiths Group PLC (United Kingdom)	301,083	5,015,135
		30,756,075
Insurance — 1.6%
Aflac, Inc.	17,000	955,400
Ageas SA/NV (Belgium)	13,575	495,104
AIA Group Ltd. (Hong Kong)	208,800	1,738,449
Allstate Corp. (The)	7,900	983,787
American International Group, Inc.	159,600	7,577,808
Aon PLC (Class A Stock)	14,800	3,964,476
Arch Capital Group Ltd.*	36,500	1,662,210
Arthur J. Gallagher & Co.	13,367	2,288,698
Assurant, Inc.	1,700	246,959
AXA SA (France)	405,205	8,846,807
Brown & Brown, Inc.	7,400	447,552
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	652,400	1,198,048
Chubb Ltd.	124,731	22,686,074
Cincinnati Financial Corp.(a)	4,800	429,936
Dai-ichi Life Holdings, Inc. (Japan)	476,600	7,578,095
Everest Re Group Ltd.	1,100	288,684
Fairfax Financial Holdings Ltd. (Canada)	1,654	755,415
Globe Life, Inc.	3,100	309,070
Hartford Financial Services Group, Inc. (The)	47,024	2,912,667
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
iA Financial Corp., Inc. (Canada)	9,154	$465,139
Japan Post Holdings Co. Ltd. (Japan)	189,900	1,258,128
Japan Post Insurance Co. Ltd. (Japan)	290,200	4,064,566
Lincoln National Corp.	5,300	232,723
Loews Corp.	6,500	323,960
Manulife Financial Corp. (Canada)	79,844	1,253,135
Marsh & McLennan Cos., Inc.	85,764	12,803,708
Medibank Private Ltd. (Australia)	227,100	507,605
MetLife, Inc.	180,198	10,952,434
MS&AD Insurance Group Holdings, Inc. (Japan)	254,000	6,726,612
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,790	912,331
NN Group NV (Netherlands)	200,646	7,803,914
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	242,000	1,207,288
Poste Italiane SpA (Italy), 144A	400,294	3,024,225
Principal Financial Group, Inc.(a)	7,100	512,265
Progressive Corp. (The)	113,863	13,232,019
Reinsurance Group of America, Inc.	38,700	4,868,847
RenaissanceRe Holdings Ltd. (Bermuda)	9,339	1,311,102
Sampo OYJ (Finland) (Class A Stock)	74,650	3,186,930
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	6,667	852,699
Sompo Holdings, Inc. (Japan)	131,000	5,241,486
Suncorp Group Ltd. (Australia)	96,253	621,116
Tokio Marine Holdings, Inc. (Japan)	17,700	314,584
Travelers Cos., Inc. (The)	6,900	1,057,080
Unum Group	27,100	1,051,480
W.R. Berkley Corp.	6,600	426,228
Willis Towers Watson PLC(a)	5,347	1,074,426
Zurich Insurance Group AG (Switzerland)	12,643	5,040,143
		155,691,412
Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	678,243	64,873,943
Alphabet, Inc. (Class C Stock)*	504,200	48,478,830
carsales.com Ltd. (Australia)	29,538	352,337
Match Group, Inc.*	8,100	386,775
Meta Platforms, Inc. (Class A Stock)*	279,794	37,962,450
Snap, Inc. (Class A Stock)*	26,986	265,003
Tencent Holdings Ltd. (China)	31,300	1,057,199
Twitter, Inc.*	19,100	837,344
		154,213,881
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	79,600	794,355
Amazon.com, Inc.*	872,912	98,639,056
eBay, Inc.	15,600	574,236
Etsy, Inc.*	3,600	360,468
JD.com, Inc. (China), ADR(a)	8,234	414,170
JD.com, Inc. (China) (Class A Stock)	20,202	509,660
MercadoLibre, Inc. (Brazil)*	4,742	3,925,333

A7

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
ZOZO, Inc. (Japan)	30,000	$600,529
		105,817,807
IT Services — 1.8%
Accenture PLC (Class A Stock)	42,205	10,859,346
Adyen NV (Netherlands), 144A*	2,100	2,619,040
Akamai Technologies, Inc.*(a)	4,500	361,440
Amadeus IT Group SA (Spain)*	13,984	648,335
Amdocs Ltd.	9,900	786,555
Automatic Data Processing, Inc.	67,800	15,335,682
Broadridge Financial Solutions, Inc.	14,700	2,121,504
Capgemini SE (France)	51,700	8,277,198
Cognizant Technology Solutions Corp. (Class A Stock)	98,900	5,680,816
Computershare Ltd. (Australia)	87,786	1,400,194
Dlocal Ltd. (Uruguay)*(a)	56,463	1,158,621
DXC Technology Co.*	6,700	164,016
Edenred (France)	19,385	893,082
EPAM Systems, Inc.*	18,800	6,809,172
Fidelity National Information Services, Inc.	20,604	1,557,044
Fiserv, Inc.*	24,300	2,273,751
FleetCor Technologies, Inc.*	2,000	352,340
Fujitsu Ltd. (Japan)	9,100	997,833
Gartner, Inc.*	5,114	1,414,993
Global Payments, Inc.	7,800	842,790
Globant SA*(a)	13,532	2,531,567
GMO Payment Gateway, Inc. (Japan)	6,623	454,014
GoDaddy, Inc. (Class A Stock)*	50,300	3,565,264
International Business Machines Corp.	148,501	17,643,404
Itochu Techno-Solutions Corp. (Japan)	16,000	375,059
Jack Henry & Associates, Inc.	1,900	346,313
Mastercard, Inc. (Class A Stock)	126,492	35,966,735
Nomura Research Institute Ltd. (Japan)	26,400	644,773
NTT Data Corp. (Japan)	468,300	6,049,080
Obic Co. Ltd. (Japan)	2,800	375,462
Otsuka Corp. (Japan)	13,800	430,386
Paychex, Inc.	9,100	1,021,111
PayPal Holdings, Inc.*	32,000	2,754,240
Shift4 Payments, Inc. (Class A Stock)*	7,762	346,263
Snowflake, Inc. (Class A Stock)*	2,033	345,529
SS&C Technologies Holdings, Inc.	47,600	2,272,900
TIS, Inc. (Japan)	40,000	1,061,988
VeriSign, Inc.*	9,800	1,702,260
Visa, Inc. (Class A Stock)(a)	181,512	32,245,607
		174,685,707
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	16,000	1,042,693
Hasbro, Inc.(a)	3,700	249,454
Sankyo Co. Ltd. (Japan)	25,800	781,136
Sega Sammy Holdings, Inc. (Japan)	16,300	221,998
Shimano, Inc. (Japan)	5,500	860,558
		3,155,839
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	65,200	7,925,060
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Avantor, Inc.*	265,400	$5,201,840
Bio-Rad Laboratories, Inc. (Class A Stock)*	420	175,199
Bio-Techne Corp.(a)	1,000	284,000
Charles River Laboratories International, Inc.*	1,300	255,840
Danaher Corp.	46,840	12,098,303
Eurofins Scientific SE (Luxembourg)	24,439	1,450,805
ICON PLC*	8,979	1,650,161
Illumina, Inc.*	4,300	820,397
IQVIA Holdings, Inc.*	43,100	7,807,134
Lonza Group AG (Switzerland)	2,982	1,451,910
Mettler-Toledo International, Inc.*	620	672,154
PerkinElmer, Inc.	3,500	421,155
Thermo Fisher Scientific, Inc.	27,346	13,869,618
Waters Corp.*	1,600	431,248
West Pharmaceutical Services, Inc.	1,900	467,552
		54,982,376
Machinery — 1.0%
Aalberts NV (Netherlands)	18,254	595,319
AGCO Corp.	60,700	5,837,519
Alfa Laval AB (Sweden)	19,975	495,320
Atlas Copco AB (Sweden) (Class A Stock)	207,676	1,930,215
Atlas Copco AB (Sweden) (Class B Stock)	131,076	1,086,491
Caterpillar, Inc.	52,817	8,666,213
Cummins, Inc.	3,800	773,338
Deere & Co.	35,677	11,912,194
Dover Corp.	29,306	3,416,493
Epiroc AB (Sweden) (Class A Stock)	99,170	1,418,677
Esab Corp.	79,200	2,642,112
FANUC Corp. (Japan)	15,000	2,106,215
Fortive Corp.	32,157	1,874,753
GEA Group AG (Germany)	58,953	1,907,894
Haitian International Holdings Ltd. (China)	113,000	213,840
Hitachi Construction Machinery Co. Ltd. (Japan)	136,000	2,527,526
Hoshizaki Corp. (Japan)	47,600	1,327,584
IDEX Corp.	11,600	2,318,260
Illinois Tool Works, Inc.(a)	7,700	1,391,005
Ingersoll Rand, Inc.	11,500	497,490
ITT, Inc.	9,500	620,730
Komatsu Ltd. (Japan)	72,900	1,327,386
MINEBEA MITSUMI, Inc. (Japan)	35,000	517,785
MISUMI Group, Inc. (Japan)	22,500	484,479
Mitsubishi Heavy Industries Ltd. (Japan)	25,000	831,482
NGK Insulators Ltd. (Japan)	192,600	2,397,242
Nordson Corp.	1,500	318,405
OSG Corp. (Japan)	49,500	612,289
Otis Worldwide Corp.	56,416	3,599,341
PACCAR, Inc.	97,000	8,117,930
Parker-Hannifin Corp.	36,493	8,842,619
Pentair PLC	4,900	199,087

A8

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
SMC Corp. (Japan)	18,900	$7,691,740
Snap-on, Inc.	1,400	281,890
Spirax-Sarco Engineering PLC (United Kingdom)	5,544	637,300
Stanley Black & Decker, Inc.	4,200	315,882
Timken Co. (The)	10,500	619,920
Toyota Industries Corp. (Japan)	11,400	544,586
VAT Group AG (Switzerland), 144A	2,090	424,122
Volvo AB (Sweden) (Class B Stock)	122,035	1,726,914
Westinghouse Air Brake Technologies Corp.	14,696	1,195,520
Xylem, Inc.	5,100	445,536
		94,690,643
Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	265	468,192
AP Moller - Maersk A/S (Denmark) (Class B Stock)	3,581	6,507,496
Kuehne + Nagel International AG (Switzerland)	30,407	6,191,836
Nippon Yusen KK (Japan)	37,200	631,428
SITC International Holdings Co. Ltd. (China)	1,525,000	2,796,750
ZIM Integrated Shipping Services Ltd. (Israel)(a)	15,300	359,550
		16,955,252
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	2,920	885,782
Comcast Corp. (Class A Stock)	530,117	15,548,332
Dentsu Group, Inc. (Japan)	55,800	1,586,255
DISH Network Corp. (Class A Stock)*	8,300	114,789
Fox Corp. (Class A Stock)	64,600	1,981,928
Fox Corp. (Class B Stock)	4,300	122,550
Informa PLC (United Kingdom)	118,298	676,180
Interpublic Group of Cos., Inc. (The)	11,500	294,400
News Corp. (Class A Stock)	11,700	176,787
News Corp. (Class B Stock)	4,100	63,222
Omnicom Group, Inc.(a)	5,800	365,922
Paramount Global (Class B Stock)(a)	46,200	879,648
Publicis Groupe SA (France)	156,761	7,427,758
WPP PLC (United Kingdom)	743,540	6,138,067
		36,261,620
Metals & Mining — 0.5%
ArcelorMittal SA (Luxembourg)	367,829	7,319,176
Barrick Gold Corp. (Canada)	78,340	1,214,270
BHP Group Ltd. (Australia)	405,894	10,089,767
BlueScope Steel Ltd. (Australia)	646,312	6,276,753
Fortescue Metals Group Ltd. (Australia)	133,076	1,428,618
Freeport-McMoRan, Inc.	40,500	1,106,865
Glencore PLC (Australia)	1,187,678	6,241,268
Newmont Corp.	22,400	941,472
Nippon Steel Corp. (Japan)	63,000	874,331
Norsk Hydro ASA (Norway)	109,440	587,247
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Nucor Corp.	7,300	$781,027
Rio Tinto Ltd. (Australia)	30,814	1,864,012
Rio Tinto PLC (Australia)	49,449	2,675,482
South32 Ltd. (Australia)	199,536	473,680
Steel Dynamics, Inc.	73,500	5,214,825
Sumitomo Metal Mining Co. Ltd. (Japan)	19,600	561,668
		47,650,461
Multiline Retail — 0.3%
Dollar General Corp.	83,818	20,104,585
Dollar Tree, Inc.*	6,000	816,600
Dollarama, Inc. (Canada)	6,349	364,481
Macy’s, Inc.	277,400	4,346,858
Next PLC (United Kingdom)	6,441	341,862
Target Corp.	12,800	1,899,392
Wesfarmers Ltd. (Australia)	21,789	595,679
		28,469,457
Multi-Utilities — 0.6%
Ameren Corp.	25,032	2,016,328
CenterPoint Energy, Inc.	349,413	9,846,458
CMS Energy Corp.	117,457	6,840,696
Consolidated Edison, Inc.	9,900	849,024
Dominion Energy, Inc.	93,211	6,441,812
DTE Energy Co.	81,815	9,412,816
E.ON SE (Germany)	1,007,051	7,736,945
Engie SA (France)	398,485	4,586,518
NiSource, Inc.	11,600	292,204
Public Service Enterprise Group, Inc.	27,188	1,528,781
Sempra Energy	66,500	9,971,010
WEC Energy Group, Inc.	8,900	795,927
		60,318,519
Oil, Gas & Consumable Fuels — 2.5%
Antero Resources Corp.*	20,500	625,865
APA Corp.	9,300	317,967
BP PLC (United Kingdom)	1,483,831	7,090,324
Canadian Natural Resources Ltd. (Canada)	4,665	217,150
Cenovus Energy, Inc. (Canada)	44,393	681,956
Cheniere Energy, Inc.	69,815	11,583,007
Chevron Corp.	241,825	34,742,998
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,194,000	936,897
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	249,000	740,939
ConocoPhillips	276,167	28,262,931
Coterra Energy, Inc.	22,600	590,312
Devon Energy Corp.	28,500	1,713,705
Diamondback Energy, Inc.	45,601	5,493,096
Enbridge, Inc. (Canada)(a)	112,792	4,184,583
Eni SpA (Italy)	896,811	9,531,934
EOG Resources, Inc.	40,682	4,545,400
EQT Corp.	9,700	395,275
Equinor ASA (Norway)	293,232	9,670,420
Exxon Mobil Corp.	443,111	38,688,021

A9

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Hess Corp.	23,554	$2,567,150
Inpex Corp. (Japan)	746,400	6,961,737
Kinder Morgan, Inc.(a)	55,400	921,856
LUKOIL PJSC (Russia), ADR(a)^	15,069	2
Marathon Oil Corp.	19,300	435,794
Marathon Petroleum Corp.	55,500	5,512,815
New Fortress Energy, Inc.(a)	79,800	3,488,058
Occidental Petroleum Corp.	20,500	1,259,725
ONEOK, Inc.	12,700	650,748
Ovintiv, Inc.	55,000	2,530,000
PDC Energy, Inc.	9,851	569,289
Phillips 66	21,700	1,751,624
Pioneer Natural Resources Co.	47,101	10,198,780
Repsol SA (Spain)	117,732	1,352,770
Shell PLC (Netherlands)	644,466	15,987,868
Suncor Energy, Inc. (Canada)	48,852	1,375,714
TotalEnergies SE (France)	155,059	7,274,529
Valero Energy Corp.	113,024	12,076,614
Williams Cos., Inc. (The)	246,047	7,044,326
		241,972,179
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	115,500	428,580
Stora Enso OYJ (Finland) (Class R Stock)	217,154	2,758,604
		3,187,184
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	6,527	460,214
Coty, Inc. (Class A Stock)*	112,000	707,840
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,300	1,360,170
Haleon PLC (United Kingdom)*	283,457	883,809
Kao Corp. (Japan)	18,700	760,910
L’Oreal SA (France)	31,814	10,172,274
Unilever PLC (United Kingdom)	318,754	14,006,004
		28,351,221
Pharmaceuticals — 3.1%
Astellas Pharma, Inc. (Japan)	139,900	1,853,297
AstraZeneca PLC (United Kingdom)	91,941	10,107,027
AstraZeneca PLC (United Kingdom), ADR	118,188	6,481,430
Bayer AG (Germany)	149,406	6,883,813
Bristol-Myers Squibb Co.	603,562	42,907,223
Catalent, Inc.*(a)	5,100	369,036
Chugai Pharmaceutical Co. Ltd. (Japan)	85,700	2,141,050
Eisai Co. Ltd. (Japan)	10,600	568,786
Elanco Animal Health, Inc.*	45,800	568,378
Eli Lilly & Co.	102,750	33,224,212
GSK PLC	739,162	10,675,501
Ipsen SA (France)	32,732	3,029,351
Jazz Pharmaceuticals PLC*	39,800	5,304,942
Johnson & Johnson	220,981	36,099,456
Kalbe Farma Tbk PT (Indonesia)	2,193,800	263,132
Kyowa Kirin Co. Ltd. (Japan)	40,600	933,484
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	275,479	$23,724,251
Merck KGaA (Germany)	27,840	4,506,761
Novartis AG (Switzerland)	221,895	16,916,607
Novo Nordisk A/S (Denmark), ADR	3,915	390,051
Novo Nordisk A/S (Denmark) (Class B Stock)	206,208	20,541,989
Ono Pharmaceutical Co. Ltd. (Japan)	67,400	1,574,379
Organon & Co.	7,500	175,500
Pfizer, Inc.	681,801	29,835,612
Roche Holding AG	86,952	28,305,726
Sanofi (France)	176,345	13,428,058
Santen Pharmaceutical Co. Ltd. (Japan)	140,500	944,361
Shionogi & Co. Ltd. (Japan)	20,800	1,004,518
Takeda Pharmaceutical Co. Ltd. (Japan)	115,400	2,996,685
Viatris, Inc.	35,900	305,868
Zoetis, Inc.	13,100	1,942,599
		308,003,083
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	37,956	3,505,237
CoStar Group, Inc.*	133,600	9,305,240
Equifax, Inc.	3,300	565,719
Experian PLC (United Kingdom)	17,498	512,212
Jacobs Solutions, Inc.	3,600	390,564
KBR, Inc.	17,376	750,991
Leidos Holdings, Inc.	45,671	3,994,842
Nielsen Holdings PLC	10,800	299,376
Persol Holdings Co. Ltd. (Japan)	41,400	765,835
Randstad NV (Netherlands)(a)	72,142	3,113,711
RELX PLC (United Kingdom)	19,725	481,995
Robert Half International, Inc.	3,100	237,150
Verisk Analytics, Inc.	4,200	716,226
Wolters Kluwer NV (Netherlands)	90,717	8,833,442
		33,472,540
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	380,100	276,833
Capitaland Investment Ltd. (Singapore)	218,400	525,441
CBRE Group, Inc. (Class A Stock)*	9,100	614,341
City Developments Ltd. (Singapore)	304,100	1,602,646
CK Asset Holdings Ltd. (Hong Kong)	941,500	5,652,190
Daito Trust Construction Co. Ltd. (Japan)	4,800	449,003
Emaar Properties PJSC (United Arab Emirates)	385,976	605,646
LEG Immobilien SE (Germany)	9,125	544,668
New World Development Co. Ltd. (Hong Kong)	120,000	340,810
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	128,000	580,274
		11,191,852
Road & Rail — 0.4%
CSX Corp.	59,300	1,579,752

A10

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Road & Rail (cont’d.)
J.B. Hunt Transport Services, Inc.	4,295	$671,824
Norfolk Southern Corp.	29,852	6,258,472
Old Dominion Freight Line, Inc.	2,500	621,925
Ryder System, Inc.	37,100	2,800,679
Sankyu, Inc. (Japan)	20,300	589,533
Schneider National, Inc. (Class B Stock)	59,100	1,199,730
TFI International, Inc. (Canada)(a)	19,812	1,792,590
Uber Technologies, Inc.*	52,456	1,390,084
Union Pacific Corp.	95,772	18,658,301
XPO Logistics, Inc.*	96,100	4,278,372
		39,841,262
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*	97,576	6,182,415
Advantest Corp. (Japan)	14,700	678,856
Analog Devices, Inc.	32,831	4,574,672
Applied Materials, Inc.	76,200	6,243,066
ASML Holding NV (Netherlands) (XAMS)	31,012	12,847,622
ASML Holding NV (Netherlands) (NYSE)	1,633	678,267
Broadcom, Inc.	56,574	25,119,422
Cirrus Logic, Inc.*	15,300	1,052,640
Enphase Energy, Inc.*	42,248	11,722,553
First Solar, Inc.*	5,300	701,031
Infineon Technologies AG (Germany)	100,526	2,199,914
Intel Corp.	550,400	14,183,808
KLA Corp.	3,900	1,180,257
Lam Research Corp.	5,591	2,046,306
Lattice Semiconductor Corp.*	89,500	4,404,295
Microchip Technology, Inc.	137,100	8,367,213
Micron Technology, Inc.	138,500	6,938,850
MKS Instruments, Inc.	26,000	2,148,640
Monolithic Power Systems, Inc.	1,240	450,616
Novatek Microelectronics Corp. (Taiwan)	37,000	253,233
NVIDIA Corp.	176,026	21,367,796
NXP Semiconductors NV (China)	64,190	9,468,667
ON Semiconductor Corp.*	12,300	766,659
Qorvo, Inc.*	2,700	214,407
QUALCOMM, Inc.	171,473	19,373,019
Rohm Co. Ltd. (Japan)	35,400	2,319,983
Skyworks Solutions, Inc.	4,600	392,242
SolarEdge Technologies, Inc.*	1,500	347,190
STMicroelectronics NV (Singapore)	116,892	3,632,684
SUMCO Corp. (Japan)	30,500	355,357
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	60,042	4,116,479
Teradyne, Inc.	19,386	1,456,858
Texas Instruments, Inc.	58,559	9,063,762
		184,848,779
Software — 3.2%
Adobe, Inc.*	59,700	16,429,440
ANSYS, Inc.*	2,300	509,910
Atlassian Corp. PLC (Class A Stock)*	16,549	3,485,054
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Autodesk, Inc.*	45,300	$8,462,040
Cadence Design Systems, Inc.*	57,400	9,380,882
Ceridian HCM Holding, Inc.*	3,900	217,932
Check Point Software Technologies Ltd. (Israel)*	9,674	1,083,682
Citrix Systems, Inc.	3,500	364,000
Constellation Software, Inc. (Canada)	986	1,371,977
Crowdstrike Holdings, Inc. (Class A Stock)*	42,900	7,070,349
CyberArk Software Ltd.*	12,176	1,825,669
Dassault Systemes SE (France)	397,101	13,709,941
Fortinet, Inc.*	18,500	908,905
Intuit, Inc.	7,700	2,982,364
Microsoft Corp.	782,788	182,311,325
Nice Ltd. (Israel)*	2,180	410,219
NortonLifeLock, Inc.	16,900	340,366
Oracle Corp.	182,200	11,126,954
Paycom Software, Inc.*	26,400	8,711,736
Paylocity Holding Corp.*	10,200	2,464,116
PTC, Inc.*	3,000	313,800
Roper Technologies, Inc.	20,400	7,336,656
Salesforce, Inc.*	79,402	11,421,184
SAP SE (Germany)	7,540	614,474
ServiceNow, Inc.*	9,600	3,625,056
Smartsheet, Inc. (Class A Stock)*	10,095	346,864
Synopsys, Inc.*	36,300	11,090,013
Trend Micro, Inc. (Japan)	10,500	565,559
Tyler Technologies, Inc.*	1,160	403,100
WiseTech Global Ltd. (Australia)	59,090	1,930,620
		310,814,187
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	9,201	1,438,484
AutoNation, Inc.*(a)	27,900	2,842,173
AutoZone, Inc.*	930	1,991,995
Bath & Body Works, Inc.	119,600	3,898,960
Best Buy Co., Inc.(a)	39,721	2,515,928
CarMax, Inc.*(a)	4,500	297,090
Chow Tai Fook Jewellery Group Ltd. (China)	1,859,400	3,494,515
Fast Retailing Co. Ltd. (Japan)	6,500	3,444,638
Home Depot, Inc. (The)	99,682	27,506,251
Industria de Diseno Textil SA (Spain)	374,360	7,725,532
JD Sports Fashion PLC (United Kingdom)	2,863,374	3,154,518
Lithia Motors, Inc.	8,600	1,845,130
Lowe’s Cos., Inc.	56,791	10,665,918
O’Reilly Automotive, Inc.*	5,483	3,856,468
Penske Automotive Group, Inc.(a)	17,800	1,752,054
Ross Stores, Inc.	9,900	834,273
TJX Cos., Inc. (The)	111,595	6,932,281
Tractor Supply Co.	3,000	557,640
Ulta Beauty, Inc.*	11,400	4,573,566
USS Co. Ltd. (Japan)	197,100	3,044,037
		92,371,451

A11

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	1,491,617	$206,141,470
Brother Industries Ltd. (Japan)	51,700	893,198
Dell Technologies, Inc. (Class C Stock)	133,100	4,548,027
Hewlett Packard Enterprise Co.	121,300	1,453,174
HP, Inc.	25,800	642,936
NetApp, Inc.	6,500	402,025
Pure Storage, Inc. (Class A Stock)*	142,400	3,897,488
Samsung Electronics Co. Ltd. (South Korea)	37,275	1,368,710
Seagate Technology Holdings PLC(a)	19,440	1,034,791
Seiko Epson Corp. (Japan)	28,000	382,325
Western Digital Corp.*	9,200	299,460
		221,063,604
Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)	21,350	1,032,510
Burberry Group PLC (United Kingdom)	64,379	1,286,003
Capri Holdings Ltd.*	30,800	1,183,952
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	116,420	10,989,515
Deckers Outdoor Corp.*	5,700	1,781,877
Hermes International (France)	10,011	11,774,142
Lululemon Athletica, Inc.*	21,517	6,015,293
LVMH Moet Hennessy Louis Vuitton SE (France)	37,564	22,146,788
Moncler SpA (Italy)	15,608	637,189
NIKE, Inc. (Class B Stock)	70,525	5,862,038
PVH Corp.	79,500	3,561,600
Ralph Lauren Corp.(a)	5,367	455,819
Tapestry, Inc.	7,500	213,225
VF Corp.(a)	9,500	284,145
		67,224,096
Tobacco — 0.5%
Altria Group, Inc.	49,900	2,014,962
British American Tobacco PLC (United Kingdom)	410,256	14,710,769
Imperial Brands PLC (United Kingdom)	238,334	4,900,831
Japan Tobacco, Inc. (Japan)	540,100	8,875,333
Philip Morris International, Inc.	180,728	15,002,231
		45,504,126
Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	92,416	4,150,387
Brenntag SE (Germany)	35,882	2,169,138
Bunzl PLC (United Kingdom)	52,200	1,594,866
Core & Main, Inc. (Class A Stock)*	16,183	368,001
Fastenal Co.	16,200	745,848
Howden Joinery Group PLC (United Kingdom)	107,675	601,531
IMCD NV (Netherlands)	4,644	550,600
Marubeni Corp. (Japan)	884,000	7,713,336
Mitsubishi Corp. (Japan)	98,300	2,688,527
Mitsui & Co. Ltd. (Japan)	452,400	9,626,971
Sumitomo Corp. (Japan)	594,300	7,342,209
Toromont Industries Ltd. (Canada)	12,645	880,257
United Rentals, Inc.*	1,800	486,216
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Univar Solutions, Inc.*	128,200	$2,915,268
W.W. Grainger, Inc.(a)	4,460	2,181,787
WESCO International, Inc.*	46,900	5,598,922
		49,613,864
Water Utilities — 0.0%
American Water Works Co., Inc.	5,100	663,816
Essential Utilities, Inc.	56,000	2,317,280
		2,981,096
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	50,900	1,488,126
Rogers Communications, Inc. (Canada) (Class B Stock)	69,539	2,680,033
SoftBank Group Corp. (Japan)	297,100	10,069,050
T-Mobile US, Inc.*	37,700	5,058,209
Vodafone Group PLC (United Kingdom)	597,266	668,460
		19,963,878

Total Common Stocks (cost $5,620,589,755)		4,711,467,248
Exchange-Traded Funds — 4.0%
iShares Core S&P 500 ETF(a)	163,695	58,709,212
iShares Core U.S. Aggregate Bond ETF	438,669	42,261,371
iShares iBoxx $ Investment Grade Corporate Bond ETF	348,757	35,730,155
iShares MSCI EAFE ETF(a)	394,300	22,084,743
iShares Russell 1000 Growth ETF	258,765	54,444,156
iShares Russell 1000 Value ETF	282,490	38,415,815
SPDR S&P 500 ETF Trust	328,300	117,262,194
Vanguard Total Bond Market ETF	268,771	19,171,435

Total Exchange-Traded Funds (cost $472,208,791)		388,079,081
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	7,028	568,243
Porsche Automobil Holding SE (Germany) (PRFC)	74,189	4,180,039
Volkswagen AG (Germany) (PRFC)	14,841	1,813,451
		6,561,733
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	13,023	4,504,712
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	199,500	903,868

Total Preferred Stocks (cost $15,212,389)		11,970,313

A12

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 3.3%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		120	$118,930
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		396	388,324
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		629	599,792
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		99	99,395
Series 2020-01A, Class D, 144A
2.730%	12/15/25		725	713,752
Series 2021-01A, Class B
0.500%	02/18/25		70	70,286
Series 2021-03A, Class D
1.550%	06/15/27		700	641,082
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		118	117,145
Series 2021-01, Class A, 144A
0.310%	06/16/25		261	258,352
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	265,940
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		125	110,252
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		329	315,154
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24		53	53,209
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		132	126,474
Series 2021-03, Class D, 144A
1.009%	02/26/29		173	163,726
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		315	299,251
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26		255	243,850
Series 2021-02, Class D
1.350%	07/15/27		115	108,367
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		590	587,526
Series 2020-03A, Class A2, 144A
0.560%	05/15/24		8	8,246
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		184	182,188
Series 2021-02A, Class B, 144A
0.620%	07/15/26		245	236,606
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
3.273%(c)	08/20/29		968	$960,139
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	181,178
				6,849,164
Collateralized Debt Obligation — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
3.735%(c)	01/15/37		800	778,617
Collateralized Loan Obligations — 3.1%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
4.100%(c)	04/20/32		3,441	3,374,370
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.883%(c)	10/25/33		1,480	1,435,641
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.612%(c)	07/15/31		1,064	1,031,633
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.920%(c)	10/20/34		5,000	4,782,710
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.015%(c)	04/25/34	EUR	1,753	1,604,454
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	5,851	5,492,362
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.383%(c)	07/25/34		1,082	1,025,328
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32		6,355	6,145,173
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.522%(c)	10/15/33		575	557,316
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
4.012%(c)	05/17/31		1,064	1,040,259
A13

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	10/15/34		16,000	$15,345,936
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
4.104%(c)	08/20/32		15,500	15,039,312
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,128	2,022,602
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	9,145	8,311,368
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	01/20/35		4,815	4,628,804
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34		2,553	2,454,039
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.740%(c)	04/18/31		706	688,494
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/20/31		1,489	1,453,491
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	07/15/34		2,766	2,648,119
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.860%(c)	01/17/34		6,000	5,760,778
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
1.383%(c)	08/26/32	EUR	7,500	7,034,784
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29		267	264,106
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.632%(c)	07/15/31		2,128	2,076,200
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		10,000	9,580,229
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.752%(c)	04/15/33		941	913,913
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.000%(c)	10/15/34	EUR	4,250	$3,899,371
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31		3,191	3,106,755
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	04/15/34		2,128	2,044,249
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/31		1,702	1,649,640
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
4.056%(c)	04/15/33		2,128	2,049,994
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.045%(c)	04/25/34	EUR	1,064	974,464
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31		276	270,105
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.878%(c)	10/19/28		771	760,492
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
3.792%(c)	04/21/31		1,176	1,150,397
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	2,553	2,415,310
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.933%(c)	04/25/30		501	492,902
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		9,000	8,619,999
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.760%(c)	10/17/31		1,895	1,837,780
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	10/20/34		16,250	15,619,492
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.800%(c)	07/15/32	EUR	4,750	4,456,689

A14

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.592%(c)	10/15/32	1,975	$1,906,329
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.262%(c)	04/15/29	1,256	1,229,092
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.903%(c)	04/25/32	1,489	1,451,809
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.880%(c)	01/18/34	8,500	8,219,554
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.540%(c)	01/18/28	626	617,326
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	15,750	15,100,320
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.423%(c)	10/12/30	1,702	1,672,669
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.632%(c)	07/15/31	2,128	2,071,048
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.805%(c)	10/13/27	230	225,275
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.762%(c)	10/15/34	1,500	1,441,143
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.869%(c)	04/22/30	15,500	15,099,145
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.732%(c)	10/15/34	4,000	3,836,642
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.846%(c)	04/26/31	3,214	3,145,451
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.820%(c)	04/17/31	5,240	5,104,425
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.750%(c)	07/17/29	1,632	1,614,347
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	10/20/31	7,500	7,287,512
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.032%(c)	10/30/30		2,409	$2,373,675
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.532%(c)	04/15/31		990	963,074
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.870%(c)	01/17/31		851	836,476
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.840%(c)	07/16/31		1,277	1,242,288
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.560%(c)	07/20/34		588	560,247
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	10/15/34		6,000	5,742,572
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.662%(c)	07/15/31		2,128	2,070,023
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	10/20/31		3,191	3,097,737
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/34		6,000	5,771,665
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.893%(c)	04/25/31		3,191	3,128,399
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.836%(c)	01/26/31		851	830,480
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29		666	657,308
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.852%(c)	01/17/32	EUR	7,500	7,013,571
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.975%(c)	04/25/30	EUR	739	705,643
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
1.101%(c)	02/20/30	EUR	4,242	4,056,182

A15

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
3.700%(c)	04/16/31	288	$281,203
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34	4,530	4,325,863
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.963%(c)	07/25/34	2,128	2,033,607
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.980%(c)	01/17/30	1,319	1,300,311
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.993%(c)	04/23/32	2,547	2,483,218
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	04/15/33	629	606,329
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.820%(c)	10/17/32	7,000	6,756,858
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31	1,181	1,153,812
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	07/17/31	1,859	1,808,954
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.880%(c)	07/20/32	2,705	2,613,066
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.913%(c)	07/24/32	16,790	16,259,424
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	2,995	2,871,143
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29	1,601	1,579,210
			307,203,485
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	373	361,175
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	582	560,822
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2022-X01, Class A, 144A
1.750%	02/15/27	227	$221,613
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	120	113,732
Series 2022-A, Class A, 144A
1.710%	02/20/35	992	928,656
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	300	291,842
Series 2021-01A, Class A, 144A
1.900%	11/20/31	185	155,429
Series 2021-02A, Class C, 144A
3.090%	04/20/32	200	151,722
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	207	203,165
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	264,112
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	102	101,719
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	93,322
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	180,867
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	179,215
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	556	533,299
			4,340,690
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	195	178,893
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	05/25/34	18	16,813
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
4.584%(c)	03/25/43	10	9,192
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.784%(c)	09/25/34	15	14,212

A16

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	08/25/33		17	$16,224
				56,441
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		59	57,510
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24		435	403,053
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.684%(c)	02/25/34		4	3,973
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	10/25/34		12	11,878
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.134%(c)	11/25/34		8	7,452
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.468%(c)	11/25/60	EUR	261	240,128
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
4.929%(c)	01/25/35		12	12,106
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.085%(c)	09/27/75	EUR	386	361,851
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.384%(c)	09/25/34		39	36,987
				674,375
Student Loans — 0.0%
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		117	110,663
Series 2019-D, Class 1PT, 144A
3.085%(cc)	01/16/46		181	169,767
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		166	151,357
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	85	$79,362
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	150	140,015
			651,164

Total Asset-Backed Securities (cost $342,965,929)			321,193,392
Commercial Mortgage-Backed Securities — 0.2%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	200	192,388
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	300	286,225
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	85	77,739
Series 2018-BN13, Class A4
3.953%	08/15/61	320	298,312
Series 2019-BN20, Class A2
2.758%	09/15/62	404	347,847
Series 2019-BN24, Class A3
2.960%	11/15/62	135	116,035
Series 2021-BN34, Class A5
2.438%	06/15/63	165	132,837
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	285	245,625
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.968%(c)	09/15/38	850	804,548
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.518%(c)	09/15/38	200	186,624
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
5.168%(c)	09/15/38	450	420,424
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	790	670,008
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	255	230,955
Series 2019-CD08, Class A3
2.657%	08/15/57	705	600,078
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	291	265,523
Series 2016-C07, Class A2
3.585%	12/10/54	260	242,554
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	190	187,978

A17

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-GC31, Class A3
3.497%	06/10/48		575	$545,661
Series 2017-C04, Class A3
3.209%	10/12/50		275	251,512
Series 2019-GC41, Class A4
2.620%	08/10/56		280	235,972
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		185	182,740
Series 2014-CR20, Class A3
3.326%	11/10/47		1,210	1,167,297
Series 2014-UBS04, Class A3
3.430%	08/10/47		60	59,627
Series 2014-UBS06, Class A4
3.378%	12/10/47		212	202,853
Series 2015-DC01, Class A4
3.078%	02/10/48		1,310	1,265,965
Series 2015-LC21, Class A3
3.445%	07/10/48		456	435,200
Series 2015-LC23, Class A3
3.521%	10/10/48		380	361,896
Series 2016-COR01, Class A3
2.826%	10/10/49		336	306,218
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		1,088	1,033,413
Series 2017-CX10, Class A4
3.191%	11/15/50		215	195,765
Series 2018-CX12, Class A3
3.959%	08/15/51		195	183,210
Series 2019-C17, Class A4
2.763%	09/15/52		105	89,229
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
3.899%(c)	08/07/30	GBP	1,058	1,125,546
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		320	291,381
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		140	112,331
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.835%(cc)	09/25/24		116	1,195
Series K052, Class X1, IO
0.773%(cc)	11/25/25		9,498	152,463
Series K055, Class X1, IO
1.482%(cc)	03/25/26		2,250	84,402
Series K097, Class X1, IO
1.218%(cc)	07/25/29		1,176	69,436
Series K131, Class X1, IO
0.830%(cc)	07/25/31		11,389	567,293
Series K736, Class X1, IO
1.414%(cc)	07/25/26		159	6,150
Series K741, Class X1, IO
0.656%(cc)	12/25/27		155	3,767
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
4.918%(c)	10/15/36		260	$241,950
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
6.368%(c)	10/15/36		420	388,508
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		153	146,716
Series 2019-GC42, Class A3
2.749%	09/01/52		625	533,700
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		539	518,257
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
5.458%(c)	06/15/38		800	743,171
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
6.208%(c)	06/15/38		725	674,167
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.185%(c)	03/15/39		300	290,949
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
5.635%(c)	03/15/39		850	822,309
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A3
2.834%	05/15/46		297	293,820
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	129,207
Series 2019-H07, Class A3
3.005%	07/15/52		50	43,147
Series 2021-L05, Class A4
2.728%	05/15/54		110	91,069
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
4.766%(c)	10/15/36		1,405	1,258,578
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
4.061%(c)	08/17/31	GBP	1,335	1,373,612
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		325	301,172
Series 2019-C16, Class A3
3.344%	04/15/52		280	247,999
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46		164	162,790

A18

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		65	$63,111
Series 2015-LC20, Class A4
2.925%	04/15/50		1,310	1,238,687
Series 2017-C38, Class A4
3.190%	07/15/50		263	240,613
Series 2017-C41, Class A3
3.210%	11/15/50		420	380,394
Series 2019-C49, Class A3
3.749%	03/15/52		375	354,363
Series 2019-C52, Class A4
2.643%	08/15/52		180	154,071
Series 2021-C59, Class A5
2.626%	04/15/54		100	81,355

Total Commercial Mortgage-Backed Securities (cost $28,676,605)				25,009,937
Corporate Bonds — 3.0%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	137	118,196
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		246	218,390
3.625%	02/01/31		1,040	862,205
5.705%	05/01/40		50	43,648
5.805%	05/01/50		40	34,808
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		125	114,375
7.500%	03/15/25		469	456,051
7.875%	04/15/27(a)		3,395	3,123,400
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32		285	263,734
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		148	138,543
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		205	161,565
				5,534,915
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	653,045
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		585	556,532
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	975	807,411
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29(a)		2,235	$1,833,178
				3,850,166
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		70	65,625
5.750%	04/20/29		85	74,162
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		650	636,597
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,390	1,240,206
4.625%	04/15/29		335	278,183
				2,294,773
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		20	17,963
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		185	145,240
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		1,810	1,693,930
				1,857,133
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		750	540,195
4.750%	01/15/43		332	220,755
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		1,420	1,417,662
4.000%	11/13/30		363	283,140
4.375%	08/06/23		200	197,320
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		429	427,186
6.250%	10/02/43		535	465,678
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		650	527,473
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,194	1,130,431
4.750%	07/06/27	EUR	210	201,817
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		205	146,535

A19

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25		245	$239,397
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	600	566,613
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	632,393
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	1,740	1,408,984
				8,405,579
Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		980	418,669
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		100	95,050
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		380	279,349
4.500%	02/15/32		350	253,493
5.625%	06/15/28(a)		475	395,772
				1,442,333
Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	500	301,871
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,678,844
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	180,570
5.147%	08/18/25		400	388,935
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		910	751,273
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		700	566,853
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		595	455,538
2.972%(ff)	02/04/33		10	7,834
4.827%(ff)	07/22/26		305	297,795
5.015%(ff)	07/22/33		180	167,453
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		388	318,476
3.194%(ff)	07/23/30		713	600,508
3.970%(ff)	03/05/29		2,105	1,899,183
4.271%(ff)	07/23/29		55	50,177
Sub. Notes
2.482%(ff)	09/21/36		175	126,612
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, MTN
4.000%	01/22/25		845	$818,381
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.450%	04/11/25		265	253,558
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29	EUR	200	150,138
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	86,561
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		345	270,249
2.591%(ff)	01/20/28		710	610,865
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	150,850
2.125%(ff)	01/23/27	EUR	1,000	911,729
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	200	159,527
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		855	742,321
2.045%(ff)	10/19/27		570	480,692
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	200	184,665
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,200	169,731
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	147,068
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(a)(oo)		425	352,208
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	92,420
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	371,273
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		10	7,886
3.980%(ff)	03/20/30		86	76,348
4.075%(ff)	04/23/29(a)		2,435	2,205,214
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		305	271,901
Sub. Notes
4.400%	06/10/25		845	821,621
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	500	388,041
0.125%	12/01/31	EUR	2,200	1,645,903
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	300	174,010
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	700	552,772

A20

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	200	$151,653
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		1,170	954,664
6.537%(ff)	08/12/33		250	224,609
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	360	210,509
2.250%(ff)	06/09/28	GBP	162	137,777
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,140	1,062,989
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		445	364,595
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	836,845
Sub. Notes
3.742%(ff)	01/07/33		2,305	1,510,789
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	135,864
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	358,454
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	400	251,510
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.400%	08/18/25	CNH	1,000	137,358
3.500%	07/02/25	CNH	1,000	138,770
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		95	88,405
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		400	317,860
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		650	549,854
1.992%(ff)	01/27/32		1,095	810,074
2.650%(ff)	10/21/32		265	203,037
3.375%	03/27/25	EUR	1,000	974,945
4.482%(ff)	08/23/28		305	286,486
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	975	884,517
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	400	309,481
3.869%(ff)	03/28/26		300	284,023
4.017%(ff)	03/28/28		430	392,229
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		910	791,599
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	650	627,304
2.069%(ff)	06/01/29		3,060	2,484,204
2.545%(ff)	11/08/32		470	357,288
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.580%(ff)	04/22/32		132	$102,155
3.702%(ff)	05/06/30		147	128,557
4.452%(ff)	12/05/29		282	257,950
4.851%(ff)	07/25/28		305	292,641
4.912%(ff)	07/25/33		115	106,206
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	788	735,914
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	882	628,643
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	400	355,587
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	548,280
3.620%(ff)	04/17/25		325	315,562
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	56,207
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	696,222
4.431%(ff)	01/23/30		1	920
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	138,316
3.622%(ff)	04/01/31		80	68,876
Sub. Notes
2.484%(ff)	09/16/36		450	322,456
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	675	664,596
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	3,799	3,321,848
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	138,455
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	187,553
Shinhan Bank Co. Ltd. (South Korea),
Sub. Notes, 144A, MTN
4.375%	04/13/32		200	178,598
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		365	266,460
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	832,145
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25		310	285,964
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		1,000	753,607
Sub. Notes
4.967%(ff)	07/22/33		230	215,761

A21

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		650	$482,801
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,170	1,003,249
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	460	419,496
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		580	477,457
				49,708,028
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		665	599,527
4.900%	02/01/46		300	260,007
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		50	47,492
4.439%	10/06/48		230	186,411
4.600%	06/01/60		100	79,478
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		175	165,567
3.900%	07/18/32		65	60,135
4.200%	07/18/52		10	8,855
				1,407,472
Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		55	36,481
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31		180	132,615
				169,096
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		805	691,786
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		198	153,684
3.200%	07/15/51		123	77,116
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		175	133,875
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,810	1,473,043
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,050	$802,818
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		45	39,596
6.500%	03/15/27		259	249,335
				3,621,253
Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,500	1,163,892
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		180	145,208
5.375%	03/15/44		200	169,731
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		25	15,967
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		405	344,440
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		25	23,633
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		70	51,979
				1,914,850
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		845	548,272
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	728,575
APRR SA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	01/25/30	EUR	100	85,232
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	273,305
4.250%	09/25/30	GBP	300	312,418
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		300	225,970
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	100	74,062
5.750%	07/15/27	EUR	170	128,029
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	2,630	1,954,014

A22

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		206	$136,418
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		215	185,992
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		340	305,246
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	812,642
3.875%	02/15/31		75	61,055
4.875%	01/15/28		600	550,487
5.250%	01/15/30		1,810	1,637,876
				8,019,593
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		143	89,614
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		250	227,181
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,565	1,242,569
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		240	202,524
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	2,502	2,254,496
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	06/15/27		1,345	1,274,686
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	2,255	1,960,219
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		147	95,951
4.600%	03/15/33		270	251,671
4.950%	06/15/52		185	163,992
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		750	544,031
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	2,375	2,274,719
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,000	1,708,246
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.999%	01/22/32		740	$559,847
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,315	1,191,168
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,145	1,948,349
8.250%	10/01/23		724	733,994
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	2,251	2,073,846
Gtd. Notes, 144A
1.250%	09/27/30		1,698	1,329,639
1.850%	05/03/32	EUR	1,096	934,465
2.000%	04/16/31		2,489	2,043,015
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,719	2,248,891
0.900%	05/20/41	EUR	722	463,624
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	350,308
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	400	308,912
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		1,434	1,214,924
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	600	535,631
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	100	89,882
				26,757,030
Electric — 0.3%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		15	12,923
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	647,642
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	815	595,226
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		480	377,446
4.500%	02/15/28		1,095	958,808
5.250%	06/01/26		146	137,622
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		35	28,581
5.000%	02/01/31		460	367,752
5.125%	03/15/28		2,231	1,929,238

A23

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		673	$518,364
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		40	26,577
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		225	172,126
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		1,250	1,191,556
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		325	179,517
3.600%	08/15/32		80	71,494
4.200%	09/01/52		130	108,057
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		499	467,763
Sr. Unsec’d. Notes, 144A
2.450%	01/15/23		1,425	1,416,944
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		125	117,726
4.500%	08/15/32		165	149,235
5.000%	08/15/52		45	38,438
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	575	413,555
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	652,649
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		700	609,656
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		265	216,860
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		195	163,668
4.100%	03/15/52		105	81,206
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		55	48,932
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	582,250
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		365	367,692
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	535,250
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		45	43,891
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	190	$148,658
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	83,173
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23		1,400	1,377,615
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		67	52,152
5.783%	09/16/52		185	175,496
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		989	917,119
Gtd. Notes, 144A
3.375%	02/15/29		125	101,324
3.625%	02/15/31		1,134	885,398
3.875%	02/15/32		35	27,365
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	401,815
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		190	177,215
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	629,137
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
4.950%	09/15/52		50	47,159
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	201,343
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes
3.250%	06/01/31		190	144,754
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	281,348
2.875%	10/25/25	EUR	200	186,124
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		200	155,300
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		715	598,710
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		215	204,741
3.700%	04/01/29		15	13,404
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		147	126,239

A24

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		32	$18,711
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		750	655,762
8.000%(ff)	10/15/26(oo)		2,500	2,298,301
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		3,830	3,458,062
5.500%	09/01/26		10	9,340
5.625%	02/15/27		10	9,365
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		325	309,579
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		84	59,638
				26,982,991
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	59,166
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	570,631
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	145,250
2.000%	02/15/33	EUR	4,000	2,551,421
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	275,857
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	881,039
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	517	414,618
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		325	249,376
				5,088,192
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		425	326,030
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	591,931
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,100	742,243
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		305	$288,861
3.755%	03/15/27		295	264,773
5.050%	03/15/42		515	385,475
5.141%	03/15/52		450	326,996
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	24,243
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)		30	29,475
				2,980,027
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		155	136,620
3.500%	02/15/23		180	178,398
3.500%	03/15/29		40	32,300
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		625	506,207
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,730	3,131,727
4.500%	02/16/26	GBP	160	137,181
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	1,156,358
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,019	693,135
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		540	498,825
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		75	58,424
4.875%	10/01/49		585	483,316
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		575	486,210
4.375%	01/31/32		750	621,605
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	3,500	3,022,389
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	390	350,322
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		5	4,861
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29(a)		300	259,624
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		625	503,125

A25

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	$180,663
				12,441,290
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		185	144,300
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		699	629,128
5.875%	08/20/26		300	273,197
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	229,638
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	199,736
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	496,810
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	475	346,391
				2,174,900
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	4,050	3,607,285
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	231	205,531
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		300	286,380
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	185	147,925
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	300	252,572
2.650%	06/01/30		53	44,114
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		110	70,144
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	350	289,941
0.750%	09/18/31	EUR	100	75,423
3.250%	11/15/39		135	102,137
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,190	955,622
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		675	$509,618
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	420	331,218
				6,877,910
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		141	109,635
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		537	427,985
3.910%	10/01/50		28	19,956
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,975	1,523,097
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		192	138,109
4.550%	05/15/52		65	54,998
4.625%	05/15/42		130	112,408
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51		190	118,013
5.375%	02/01/25		110	108,705
Gtd. Notes, 144A
4.625%	03/15/52		40	30,095
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	3,570	2,660,885
Gtd. Notes, 144A
1.750%	03/15/26	EUR	595	503,388
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		25	20,791
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,205	1,075,589
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.930%	12/13/28		705	592,935
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		1,575	1,389,479
Sr. Sec’d. Notes
4.625%	07/15/24		147	142,233
Sr. Sec’d. Notes, 144A
4.875%	01/01/26		20	18,572
5.125%	11/01/27		1,555	1,397,770
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		183	124,886

A26

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		110	$86,368
4.000%	05/15/29		210	195,671
4.200%	05/15/32		60	55,786
4.375%	03/15/42		25	21,429
4.750%	07/15/45		34	30,610
4.750%	05/15/52		40	35,770
				10,995,163
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,622	1,367,244
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	19,334
7.250%	10/15/29(a)		799	632,911
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		195	163,689
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,635	1,218,075
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	51,764
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,250	951,937
5.250%	12/15/27		21	17,430
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		261	243,017
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		1,499	1,210,497
				5,875,898
Housewares — 0.0%
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	296,317
Insurance — 0.1%
AIA Group Ltd. (Hong Kong),
Sub. Notes, GMTN
0.880%(ff)	09/09/33	EUR	143	107,542
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		35	30,163
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	975	880,591
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	514	508,127
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	335	$261,437
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		475	445,120
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		170	161,634
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		715	582,530
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		100	71,600
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		303	251,829
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	583,048
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		374	292,630
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	363,794
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		675	449,775
				4,989,820
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		90	73,952
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		158	121,777
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		205	171,687
United Group BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	800	546,633
				914,049
Iron/Steel — 0.0%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	2,950	2,833,903
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		765	586,603
5.750%	05/01/28		110	103,330

A27

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		50	$45,816
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		405	380,785
3.500%	08/18/26		140	122,910
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)		520	408,315
				1,647,759
Machinery-Diversified — 0.0%
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	3,100	2,543,012
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		515	392,531
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		481	372,111
4.250%	01/15/34		900	649,892
4.500%	08/15/30		90	71,194
4.500%	06/01/33		285	211,392
4.750%	03/01/30(a)		405	328,111
5.000%	02/01/28		85	74,097
5.125%	05/01/27		315	284,294
5.375%	06/01/29		200	175,379
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		127	81,138
3.900%	06/01/52		1,095	683,209
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		205	124,683
3.450%	02/01/50		115	80,187
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,200	816,007
5.750%	01/15/30		825	586,674
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A
5.375%	08/15/26		2,650	526,268
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		300	256,549
5.300%	05/15/49		325	243,271
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		100	58,760
5.875%	11/15/24		200	178,891
7.750%	07/01/26		2,115	1,621,984
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Paramount Global,
Sr. Unsec’d. Notes
4.950%	01/15/31(a)		650	$573,524
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	860	759,478
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		130	82,406
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,590	1,142,725
				10,374,755
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		575	525,133
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		200	166,600
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	165,500
				857,233
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		120	108,410
4.700%	08/23/52		145	127,349
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		75	75,143
				310,902
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	535	458,256
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	225,187
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	155,498
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	958	728,802
				1,567,743
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		430	373,097
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		650	510,259

A28

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		425	$385,884
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		225	202,150
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		610	588,480
9.000%	11/01/27		25	30,501
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		39	24,763
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	365	251,157
3.625%(ff)	03/22/29(oo)	EUR	650	512,968
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		35	27,047
3.750%	02/15/52		25	17,001
5.250%	06/15/37		715	626,337
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		476	442,132
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		94	95,005
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		910	839,582
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		150	142,683
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	94,000
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28		55	54,011
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23(d)	CHF	1,500	760,109
4.250%	04/06/24	GBP	500	279,137
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		353	331,642
7.300%	08/15/31		80	84,576
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	93,542
6.000%	04/15/30		425	374,904
6.000%	02/01/31		106	92,644
6.250%	04/15/32		550	489,216
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		30	26,813
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		35	$35,125
6.450%	09/15/36		5	4,978
6.625%	09/01/30		305	309,019
6.950%	07/01/24		280	287,755
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,100	982,794
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,200	1,582,046
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	162,440
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	145,162
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,390	1,310,323
5.000%	03/15/23		196	195,343
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	457,111
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		400	324,500
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		40	27,941
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	495,029
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	400	291,643
				13,987,752
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	105	78,272
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		250	207,015
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		750	629,680
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	4,400	3,386,326
				4,301,293

A29

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	1,350	$1,346,610
4.050%	11/21/39	225	182,216
4.250%	11/21/49	73	58,576
4.700%	05/14/45	25	21,239
4.850%	06/15/44	405	353,194
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48	45	39,454
6.450%	09/15/37	33	35,623
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	220	93,604
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	90	32,971
5.000%	02/15/29	445	171,739
5.250%	01/30/30	1,810	678,750
5.250%	02/15/31	361	137,180
6.250%	02/15/29	2,160	802,332
7.250%	05/30/29	915	348,844
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42	255	200,082
3.700%	03/15/52	65	49,898
3.900%	03/15/62	25	18,933
4.250%	10/26/49	71	59,483
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	150	114,245
5.125%	07/20/45	75	65,641
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	30	18,612
3.375%	03/15/29	35	32,470
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	25	16,266
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.200%	08/14/30	15	12,534
2.750%	08/14/50	10	6,785
4.400%	05/06/44	5	4,503
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	765	537,852
			5,439,636
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	1,078,686
7.875%	05/15/26	365	367,100
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36		205	$162,975
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		680	563,718
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)		695	593,852
Sr. Unsec’d. Notes
5.400%	10/01/47		520	421,843
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		282	242,922
3.300%	02/15/53		155	101,438
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		277	227,466
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		276	257,532
5.200%	03/01/47		325	267,818
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		715	509,466
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		448	380,751
7.500%	10/01/25		240	236,997
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	21,489
4.125%	08/15/31		25	20,718
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25		35	32,577
4.300%	02/01/30		540	459,369
5.300%	03/01/48		30	24,623
5.450%	04/01/44		175	144,592
5.500%	02/01/50		20	16,161
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		541	460,152
3.750%	06/15/27		155	142,668
4.500%	11/15/23		2	1,989
4.550%	06/24/24		317	313,698
4.650%	08/15/32		65	59,044
5.300%	08/15/52		125	109,509
				7,219,153
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	883,701
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	815	550,031

A30

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	975	$869,871
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,835	1,524,010
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	800,444
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	266,089
3.200%	08/14/27	CNH	5,000	668,982
				5,563,128
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	268	222,756
3.000%	06/15/23		1,525	1,505,168
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		50	36,597
4.125%	05/15/29		845	733,423
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	975	768,967
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	194,043
Sr. Unsec’d. Notes
4.750%	02/15/28		1,481	933,074
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		520	425,453
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		585	489,312
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		345	284,598
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	1,300	1,189,281
4.625%	08/01/29		265	213,463
5.000%	10/15/27		20	17,274
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	637,542
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		2,235	2,177,483
Ventas Realty LP,
Gtd. Notes
4.400%	01/15/29		650	599,416
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		575	$519,920
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		40	36,973
4.125%	08/15/30		5	4,174
4.250%	12/01/26		20	17,963
4.500%	09/01/26		95	87,134
4.500%	01/15/28		305	271,657
4.625%	06/15/25		50	47,069
5.625%	05/01/24		5	4,909
5.750%	02/01/27		5	4,710
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		490	444,631
4.800%	11/20/28	GBP	650	648,369
				12,515,359
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		450	391,595
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	487	409,949
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	4,305	3,651,433
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	213,284
3.875%	10/01/31		325	208,244
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		270	234,056
3.300%	04/15/40		85	65,092
4.950%	09/15/52		80	74,999
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		110	87,651
				5,336,303
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		100	84,236
Gtd. Notes, 144A
1.950%	02/15/28		268	219,912
2.600%	02/15/33		1,215	870,212
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		45	33,843
4.150%	04/15/32		75	63,103
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,025	1,017,977
				2,289,283

A31

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		153	$104,381
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50		147	91,973
				196,354
Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		360	321,750
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	167,965
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	617	538,761
1.700%	03/25/26		530	471,171
3.500%	06/01/41		125	90,117
3.550%	09/15/55		700	459,675
4.350%	06/15/45		70	54,584
4.875%	06/01/44	GBP	100	92,921
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	165	132,752
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		200	146,663
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,425	1,260,406
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23		1,750	1,721,534
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	166,500
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	629,277
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	46,363
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		35	35,019
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		255	262,231
7.625%	03/01/26		15	15,563
7.875%	09/15/23		1,325	1,343,502
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	3,200	2,984,038
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		35	$31,350
2.625%	02/15/29		270	222,885
2.875%	02/15/31		265	212,671
4.750%	02/01/28		25	23,632
5.650%	01/15/53		115	108,833
Sr. Unsec’d. Notes
3.000%	02/15/41		175	116,734
3.875%	04/15/30		975	864,041
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31		140	111,768
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	3,090	2,282,756
				14,915,462
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		70	56,073
3.000%	12/02/41		40	28,260
3.100%	12/02/51		15	9,876
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	767,380
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/52		50	42,043
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	600	524,096
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	400	307,646
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	363	317,705
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		220	145,443
				2,198,522
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		235	232,550
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		173	146,725
3.250%	06/01/51		106	74,063
3.450%	05/01/50		27	19,428
4.200%	09/01/48		175	141,226

A32

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Water (cont’d.)
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	500	$406,646
				788,088

Total Corporate Bonds (cost $384,653,188)				291,852,895
Floating Rate and other Loans — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
6.533%(c)	04/21/28		1,004	956,277
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
7.052%(c)	08/12/28		222	218,087
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%
6.362%(c)	03/01/29		1,721	1,563,675
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26		1,646	319,296
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, PRIME + 1.500%
7.750%(c)	03/01/24		2,667	2,659,153
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
6.365%(c)	05/27/24		943	832,988

Total Floating Rate and other Loans (cost $6,777,182)				6,549,476
Municipal Bonds — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		220	236,024
6.548%	05/15/48		115	129,380
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27		355	305,356
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		340	266,386
				937,146
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31		120	125,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.583%(c)	07/25/36	141	$138,641
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Subseries C
0.000%(cc)	11/01/43	600	295,604

Total Municipal Bonds (cost $1,783,081)			1,496,667
Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
6.784%(c)	10/25/30	225	226,434
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
4.285%(c)	09/12/26^	342	340,191
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/41	520	448,828
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
8.531%(c)	03/25/42	90	86,257
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
7.531%(c)	03/25/42	80	73,506
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.884%(c)	04/25/29	217	215,220
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
5.731%(c)	04/25/34	240	231,867
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
5.581%(c)	11/25/41	110	99,314
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	11/25/41	90	80,458
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
6.281%(c)	11/25/50	725	660,456
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	10/25/50	50	49,912
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
5.681%(c)	10/25/41	300	268,267

A33

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
5.931%(c)	11/25/41		90	$79,200
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/33		105	85,239
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
5.631%(c)	09/25/41		140	119,972
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	09/25/41		300	252,000
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
6.031%(c)	12/25/41		90	78,816
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
4.631%(c)	12/25/41		200	170,000
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
5.181%(c)	04/25/42		330	311,437
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		73	14,559
Series 5020, Class IH, IO
3.000%	08/25/50		327	50,372
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		809	751,179
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
3.881%(c)	04/25/34		1,500	1,465,859
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.181%(c)	04/25/34		200	186,428
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
6.928%(c)	12/25/22		65	63,219
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
5.981%(c)	11/25/31		300	281,304

Total Residential Mortgage-Backed Securities (cost $7,227,369)				6,690,294
Sovereign Bonds — 1.4%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	553,320
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	247	130,202
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	460	$240,904
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,334	1,394,952
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,742	1,004,799
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	810	313,932
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,289	729,426
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	165	162,143
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	239,658
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,634	2,547,243
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	25	12,324
Bundesobligation (Germany),
Bonds, Series 180
0.000%	10/18/24	EUR	844	799,212
Bonds, Series 184
0.000%	10/09/26	EUR	995	904,533
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	639	523,366
0.000%	05/15/36	EUR	301	218,508
1.700%	08/15/32	EUR	1,070	1,010,983
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	2,300	2,206,817
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	420	287,195
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	1,709	1,174,024
0.250%	03/01/26	CAD	3,279	2,123,796
2.000%	12/01/51	CAD	223	127,449
Bonds, Series 0001
1.250%	06/01/30	CAD	45	28,265
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		300	224,850
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,343,653
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,000	763,424
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,910	2,618,977

A34

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	1,114,300	$160,117
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	140,858
1.500%	06/17/31	EUR	1,000	775,342
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,100	1,347,158
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	11,260	384,094
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,819	299,857
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	410	372,981
0.400%	01/26/26	EUR	380	347,274
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	782	596,020
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	265	246,426
0.000%	12/15/26	EUR	535	469,377
European Union (Supranational Bank),
Sr. Unsec’d. Notes
1.000%	07/06/32	EUR	100	82,160
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	970	873,792
0.000%	04/22/31	EUR	225	172,761
0.000%	07/04/35	EUR	689	459,074
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	146,648
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	217	134,959
0.875%	09/15/25	EUR	667	629,216
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	1,617	1,575,296
0.000%	02/25/26	EUR	117	106,883
0.000%	02/25/27	EUR	1,912	1,701,367
0.000%	11/25/31	EUR	3,798	2,949,510
0.750%	05/25/52	EUR	944	524,160
4.500%	04/25/41	EUR	744	871,707
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	726	700,394
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	113	79,810
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,700	3,316,006
1.875%	01/24/52	EUR	1,600	861,511
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	$85,734
Hungary Government Bond (Hungary),
Bonds, Series 30-A
3.000%	08/21/30	HUF	65,120	96,420
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,820	1,193,178
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	168,788
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,820	1,519,259
1.100%	03/12/33	EUR	730	487,763
1.750%	04/24/25	EUR	730	675,193
3.050%	03/12/51		200	132,522
3.375%	07/30/25	EUR	155	148,803
3.550%	03/31/32		200	173,522
4.150%	09/20/27		200	190,022
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	1,826,414
3.850%	07/18/27		417	389,191
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	14,834,000	920,580
Bonds, Series 092
7.125%	06/15/42	IDR	2,225,000	141,368
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.100%	05/15/29	EUR	433	390,120
1.500%	05/15/50	EUR	96	67,358
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	457,451
5.625%	03/29/30	GBP	200	230,749
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,985	526,229
Bonds, Series 0330
1.000%	03/31/30	ILS	185	43,764
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
6.875%	10/21/34	GBP	100	126,982
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	851	805,958
0.000%	08/15/24	EUR	888	825,014
0.000%	04/01/26	EUR	2,984	2,593,442
2.500%	12/01/32	EUR	4,455	3,669,228
Sr. Unsec’d. Notes, 144A
0.950%	12/01/31	EUR	2,029	1,483,320
0.950%	03/01/37	EUR	435	271,603
1.500%	04/30/45	EUR	746	431,324
1.700%	09/01/51	EUR	495	282,672
4.000%	04/30/35	EUR	985	922,020

A35

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	184,300	$931,120
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	901,700	6,277,466
Bonds, Series 339
0.400%	06/20/25	JPY	208,500	1,457,721
Bonds, Series 361
0.100%	12/20/30	JPY	180,800	1,231,391
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	219,950	1,861,525
Bonds, Series 51
0.300%	06/20/46	JPY	194,750	1,100,839
Bonds, Series 56
0.800%	09/20/47	JPY	288,700	1,807,921
Bonds, Series 65
0.400%	12/20/49	JPY	63,000	343,917
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	65,950	518,270
Bonds, Series 157
0.200%	06/20/36	JPY	124,600	811,820
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	470	300,643
1.550%	11/09/23	EUR	1,310	1,256,022
2.375%	11/09/28	EUR	830	718,523
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	278	310,817
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	395	344,860
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	855	667,298
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	225	147,592
Korea Treasury Bond (South Korea),
Bonds, Series 3112
2.375%	12/10/31	KRW	1,088,170	663,381
Bonds, Series 4009
1.500%	09/10/40	KRW	619,470	292,720
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	655,530	435,909
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,396,050	883,037
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,189,560	702,955
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	858,070	392,292
Malaysia Government Bond (Malaysia),
Bonds, Series 0122
3.582%	07/15/32	MYR	1,040	209,498
Bonds, Series 0307
3.502%	05/31/27	MYR	5,171	1,085,977
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	13,040	$548,565
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	7,452	348,973
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,455	1,078,659
2.250%	08/12/36	EUR	400	256,479
2.659%	05/24/31		200	153,400
3.771%	05/24/61		200	118,225
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	504	452,671
0.000%	07/15/31	EUR	306	245,825
0.000%	01/15/38	EUR	1,539	1,014,782
0.000%	01/15/52	EUR	215	105,811
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	2,055	1,161,835
Bonds, Series 0437
2.750%	04/15/37	NZD	355	160,495
Bonds, Series 0551
2.750%	05/15/51	NZD	912	357,493
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	9,715	4,451,148
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,062	159,626
Sr. Unsec’d. Notes, Series 485, 144A
3.500%	10/06/42	NOK	3,020	284,683
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	537	100,708
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	828,961
2.750%	01/30/26	EUR	1,275	1,195,911
2.783%	01/23/31		110	87,093
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	110	98,460
0.700%	02/03/29	EUR	730	571,142
1.200%	04/28/33	EUR	620	421,468
1.750%	04/28/41	EUR	200	117,459
1.950%	01/06/32		400	308,044
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	231	169,262
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	475	424,099
1.000%	04/12/52	EUR	2,665	1,371,443
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	588	401,109

A36

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	235	$179,321
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		482	448,076
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	3,003	2,712,890
Unsec’d. Notes
3.450%	06/02/45	CAD	994	638,857
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	300	178,008
2.750%	04/12/27		464	432,801
Unsec’d. Notes
3.100%	12/01/51	CAD	130	78,037
3.500%	12/01/45	CAD	422	273,803
Province of Saskatchewan (Canada),
Sr. Unsec’d. Notes
3.250%	06/08/27		686	653,336
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		200	175,000
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	346	278,400
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	423	390,450
0.850%	06/30/2120	EUR	56	22,687
1.850%	05/23/49	EUR	150	119,454
2.400%	05/23/34	EUR	496	456,948
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		3,500	2,857,037
4.000%	10/17/49		330	234,897
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	776,614
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		480	454,056
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	1,912	323,689
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	20	14,668
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	20	13,430
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	94	47,202
3.875%	10/29/35	EUR	20	13,430
4.125%	03/11/39	EUR	70	44,519
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	28	13,992
3.000%	02/27/27		240	202,170
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	$282,940
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		550	431,750
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,024,269
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	2,000	1,595,031
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	206	133,138
3.500%	03/01/27	SGD	1,022	709,476
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes, Series 236
0.750%	04/09/30	EUR	282	231,563
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	95	85,787
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	430	407,293
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	619	418,775
1.000%	10/31/50(k)	EUR	3,665	1,948,728
1.200%	10/31/40(k)	EUR	800	537,020
1.900%	10/31/52	EUR	166	109,750
2.900%	10/31/46	EUR	107	93,440
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	375,218
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46	GBP	100	81,148
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	5,860	442,282
Swiss Confederation Government Bond (Switzerland),
Bonds
1.250%	05/28/26	CHF	388	398,957
1.500%	04/30/42	CHF	182	197,033
3.250%	06/27/27	CHF	514	577,082
3.500%	04/08/33	CHF	310	385,931
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	13,146	369,352
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	4,792	141,004
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	3,640	677,803
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	130	23,124
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	01/31/24	GBP	466	491,934

A37

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.500%	10/22/61	GBP	147	$64,399
0.625%	07/31/35	GBP	1,411	1,015,883
0.875%	10/22/29	GBP	1,631	1,450,992
1.250%	07/31/51	GBP	1,626	1,012,102
1.500%	07/22/47	GBP	664	464,888
2.500%	07/22/65	GBP	173	156,866
4.250%	12/07/46	GBP	492	575,976
Unsec’d. Notes
1.125%	01/31/39	GBP	813	583,845

Total Sovereign Bonds (cost $192,323,660)				134,560,598
U.S. Government Agency Obligations — 0.4%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		225	173,130
2.000%	12/01/35		595	525,146
2.000%	06/01/36		123	108,520
2.000%	03/01/51		41	33,511
2.000%	08/01/51		237	192,456
2.500%	06/01/30		55	51,542
2.500%	07/01/30		25	23,639
2.500%	11/01/35		61	55,243
2.500%	01/01/51		560	474,660
2.500%	08/01/51		257	217,010
2.500%	09/01/51		301	253,886
3.000%	06/01/30		15	14,142
3.000%	09/01/35		50	46,104
3.000%	01/01/37		33	30,026
3.000%	02/01/37		52	47,644
3.000%	05/01/45		59	52,802
3.000%	08/01/46		149	132,395
3.000%	09/01/46		250	222,829
3.000%	02/01/47		100	88,857
3.000%	12/01/51		147	128,778
3.500%	10/01/30		14	13,039
3.500%	08/01/42		64	58,718
3.500%	01/01/44		65	59,958
3.500%	07/01/45		71	65,060
3.500%	09/01/47		224	204,806
3.500%	11/01/47		415	379,842
3.500%	03/01/48		336	307,785
3.500%	02/01/52		148	133,352
4.000%	01/01/33		112	109,112
4.000%	06/01/42		31	29,174
4.000%	09/01/44		59	56,192
4.000%	04/01/45		16	15,003
4.000%	05/01/45		42	40,274
4.000%	02/01/46		171	162,183
4.000%	05/01/46		51	48,549
4.000%	01/01/47		70	66,036
4.000%	08/01/52		520	483,038
4.500%	12/01/34		16	15,880
4.500%	03/01/41		77	75,464
4.500%	07/01/41		22	21,956
4.500%	03/01/44		28	27,190
4.500%	12/01/45		56	54,819
4.500%	09/01/50		400	387,146
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	08/01/52	49	$47,099
5.000%	02/01/42	80	80,403
6.250%	07/15/32(k)	315	367,551
6.750%	03/15/31(k)	975	1,153,575
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29(k)	295	218,372
Federal National Mortgage Assoc.
1.500%	11/01/41	211	169,059
2.000%	07/01/30	30	26,734
2.000%	04/01/31	25	22,134
2.000%	05/01/36	190	167,276
2.000%	10/01/36	89	78,519
2.000%	02/01/37	213	187,510
2.000%	06/01/40	87	72,965
2.000%	11/01/40	22	18,624
2.000%	12/01/40	171	143,536
2.000%	11/01/41	673	563,866
2.000%	07/01/50	98	79,771
2.000%	09/01/50	690	562,844
2.000%	02/01/51	351	285,668
2.000%	03/01/51	102	82,995
2.000%	03/01/51	128	104,128
2.000%	03/01/51	143	116,774
2.000%	05/01/51	395	321,435
2.000%	05/01/51	2,159	1,756,712
2.000%	07/01/51	616	501,229
2.000%	08/01/51	246	199,839
2.000%	08/01/51	3,719	3,025,330
2.500%	05/01/30	38	35,711
2.500%	06/01/30	15	13,484
2.500%	07/01/30	31	28,470
2.500%	07/01/30	38	34,812
2.500%	07/01/30	39	35,924
2.500%	05/01/36	441	400,772
2.500%	06/01/36	97	88,571
2.500%	09/01/36	209	189,619
2.500%	04/01/37	296	258,481
2.500%	06/01/40	288	248,341
2.500%	11/01/50	335	283,162
2.500%	01/01/51	246	207,744
2.500%	07/01/51	485	408,686
2.500%	09/01/51	576	487,550
2.500%	11/01/51	421	355,431
2.500%	12/01/51	213	180,023
2.500%	12/01/51	238	199,958
2.500%	01/01/52	577	486,685
2.500%	02/01/52	521	438,437
2.500%	04/01/52	292	245,724
2.500%	04/01/52	363	305,356
3.000%	06/01/30	47	43,922
3.000%	07/01/30	32	29,974
3.000%	07/01/30	64	60,398
3.000%	09/01/30	33	30,803
3.000%	11/01/30	16	14,894
3.000%	03/01/31	54	50,858
3.000%	06/01/32	83	77,563
3.000%	07/01/33	51	47,524

A38

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/35	16	$14,340
3.000%	09/01/35	26	23,938
3.000%	02/01/37	27	24,290
3.000%	05/01/45	208	185,735
3.000%	06/01/45	154	137,111
3.000%	07/01/45	44	38,804
3.000%	08/01/45	133	118,933
3.000%	01/01/46	23	20,844
3.000%	04/01/46	213	189,740
3.000%	10/01/46	51	45,201
3.000%	10/01/46	75	66,810
3.000%	11/01/46	193	171,827
3.000%	12/01/46	80	70,681
3.000%	12/01/46	328	291,561
3.000%	12/01/50	263	231,336
3.000%	05/01/51	331	292,221
3.000%	08/01/51	244	213,666
3.000%	06/01/52	246	214,405
3.500%	12/01/29	22	21,387
3.500%	05/01/30	19	17,604
3.500%	10/01/30	33	31,316
3.500%	02/01/36	74	69,309
3.500%	02/01/37	24	22,133
3.500%	06/01/43	148	135,526
3.500%	12/01/46	279	255,882
3.500%	08/01/47	37	33,547
3.500%	09/01/47	162	147,769
3.500%	09/01/47	214	195,853
3.500%	01/01/48	481	440,185
3.500%	03/01/48	192	175,670
3.500%	11/01/48	163	149,267
3.500%	09/01/57	344	313,074
3.500%	05/01/58	135	122,740
4.000%	04/01/35	23	22,386
4.000%	03/01/41	53	50,701
4.000%	11/01/42	75	71,892
4.000%	06/01/44	29	27,627
4.000%	03/01/45	20	19,133
4.000%	01/01/46	63	59,923
4.000%	03/01/46	121	114,342
4.000%	04/01/47	61	57,994
4.000%	07/01/47	138	130,232
4.000%	12/01/47	167	158,403
4.000%	02/01/49	225	212,594
4.000%	09/01/49	125	117,916
4.000%	09/01/52	3,042	2,823,668
4.500%	08/01/40	30	28,809
4.500%	02/01/41	26	25,361
4.500%	06/01/41	75	73,600
4.500%	09/01/41	13	12,636
4.500%	01/01/42	41	40,464
4.500%	01/01/43	39	38,534
4.500%	03/01/44	16	15,926
4.500%	06/01/48	60	57,615
4.500%	01/01/51	164	159,453
5.000%	05/01/38	42	42,323
5.500%	07/01/38	21	21,561
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	05/01/39	29	$29,477
5.500%	05/01/40	15	15,219
6.000%	02/01/36	17	17,876
6.000%	11/01/38	15	16,137
6.000%	09/01/39	36	38,154
6.000%	06/01/40	21	22,441
6.625%	11/15/30(k)	465	544,308
7.125%	01/15/30(k)	35	41,492
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	65,772
Government National Mortgage Assoc.
2.000%	10/20/50	318	266,969
2.000%	11/20/50	255	210,507
2.000%	08/20/51	49	41,018
2.000%	09/20/51	239	199,672
2.000%	11/20/51	389	325,665
2.500%	01/20/47	32	27,807
2.500%	09/20/51	488	420,655
2.500%	12/20/51	2,900	2,500,487
3.000%	11/20/43	142	127,992
3.000%	01/15/45	20	17,542
3.000%	03/15/45	18	16,071
3.000%	01/20/47	186	166,511
3.000%	06/20/47	285	255,319
3.000%	08/20/47	116	104,178
3.000%	05/20/51	73	64,920
3.000%	07/20/51	283	252,212
3.000%	09/20/51	173	153,565
3.000%	12/20/51	210	186,270
3.500%	04/15/45	17	15,986
3.500%	03/20/47	103	94,691
3.500%	07/20/47	625	577,319
3.500%	08/20/47	148	136,458
3.500%	09/20/47	29	26,775
3.500%	11/20/47	23	21,329
3.500%	12/20/47	22	20,141
3.500%	03/20/48	80	73,651
3.500%	11/20/51	49	44,756
4.000%	03/15/44	41	39,156
4.000%	01/20/46	58	54,740
4.000%	02/20/46	20	18,873
4.000%	03/20/46	91	85,285
4.000%	07/20/47	161	152,687
4.000%	12/20/47	58	55,412
4.500%	10/15/41	23	22,640
4.500%	07/20/44	86	85,245
4.500%	04/20/45	97	96,234
5.000%	06/15/38	12	12,563
5.000%	06/15/39	22	22,221
5.000%	12/15/39	18	17,775
5.000%	03/15/44	73	73,618
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	240	164,541
2.311%(s)	03/15/33	74	45,528

Total U.S. Government Agency Obligations (cost $44,575,648)			38,281,379

A39

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
1.375%	11/15/40	1,565	$1,011,381
1.750%	08/15/41(h)	19,985	13,661,621
1.875%	02/15/41	5,490	3,888,464
2.000%	11/15/41(h)	24,340	17,418,312
2.000%	08/15/51	2,067	1,411,050
2.250%	05/15/41(k)	24,495	18,512,862
2.375%	02/15/42	4,195	3,214,419
2.375%	05/15/51(k)	1,020	762,769
2.500%	02/15/45	61	46,484
2.500%	05/15/46	1,115	844,613
2.875%	05/15/43	2,635	2,170,170
3.625%	08/15/43(a)	12,375	11,530,020
3.750%	11/15/43	215	204,048
U.S. Treasury Notes
0.625%	07/31/26	1,483	1,297,393
0.750%	04/30/26(k)	4,860	4,304,138
1.250%	08/31/24(k)	3,174	2,999,182
1.250%	06/30/28(h)(k)	865	741,332
1.250%	08/15/31	1,438	1,162,533
1.625%	10/31/26	687	622,272
1.875%	02/15/32(h)	40	33,913
2.000%	02/15/25	42	39,854
2.375%	03/31/29(h)(k)	760	688,394
2.625%	05/31/27	1,687	1,583,671
2.750%	07/31/27	4,670	4,397,827
2.875%	05/15/32	1,178	1,089,834
3.250%	06/30/29(h)(k)	480	458,925
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	625	336,450
1.961%(s)	11/15/40(k)	5,785	2,733,864
1.964%(s)	08/15/41	7,655	3,471,363
2.022%(s)	11/15/41	30	13,346
2.040%(s)	08/15/42	20	8,591
2.052%(s)	11/15/43	245	100,412
2.054%(s)	02/15/45	45	17,496
2.069%(s)	05/15/43(k)	3,015	1,255,229
2.073%(s)	02/15/43	4,385	1,842,899
2.107%(s)	11/15/44	180	70,383
2.117%(s)	05/15/44	1,220	487,952
2.119%(s)	08/15/45	6,235	2,383,426
2.122%(s)	08/15/44(k)	600	237,000
2.125%(s)	05/15/45(k)	640	247,350

Total U.S. Treasury Obligations (cost $143,038,390)			107,301,242

Total Long-Term Investments (cost $9,251,039,824)			7,955,903,915

Shares
Short-Term Investments — 19.9%
Affiliated Mutual Funds — 18.1%
PGIM Core Ultra Short Bond Fund(wd)	1,647,731,837	1,647,731,837
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $118,103,495; includes $117,780,586 of cash collateral for securities on loan)(b)(wd)	118,192,181	$118,109,446

Total Affiliated Mutual Funds (cost $1,765,835,332)		1,765,841,283

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.3%
CDP Financial, Inc.
2.688%	10/18/22		3,075	3,070,258
Consolidated Edison Co. of New York, Inc.
2.755%	10/06/22		3,025	3,023,315
Crown Castle, Inc.
3.407%	10/04/22		2,275	2,274,085
Entergy Corp.
3.174%	11/18/22		2,300	2,288,865
General Motors Financial Co., Inc.
3.062%	10/04/22		2,325	2,324,090
3.828%	11/30/22		1,330	1,320,916
Kreditanstalt fuer Wiederaufbau
2.667%	10/14/22		3,075	3,072,107
National Grid North America, Inc.
3.005%	10/17/22		2,500	2,495,958
NiSource, Inc.
3.006%	10/07/22		1,950	1,948,730
Nutrien, Ltd.
2.762%	10/19/22		1,550	1,547,190
Republic Services, Inc.
2.812%	10/18/22		575	574,025
Verizon Communications, Inc.
3.616%	11/14/22		1,600	1,592,720
Walt Disney Co. (The)
2.731%	10/28/22		2,425	2,419,100

Total Commercial Paper (cost $27,958,549)					27,951,359
Foreign Treasury Obligations(n) — 0.1%
Alberta T-Bills
3.284%	11/01/22	CAD	2,900	2,092,909
Japan Treasury Discount Bills, Series 1097
(0.157)%	10/24/22	JPY	347,200	2,397,392
Japan Treasury Discount Bills, Series 1107
(0.115)%	12/12/22	JPY	360,650	2,490,841
Japan Treasury Discount Bills, Series 1109
(0.118)%	12/19/22	JPY	421,450	2,910,852

Total Foreign Treasury Obligations (cost $10,142,570)					9,891,994
U.S. Treasury Obligations(n) — 1.4%
U.S. Treasury Bills
2.252%	10/13/22		300	299,783
2.530%	10/18/22		1,225	1,223,685

A40

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(n) (continued)
2.933%	12/15/22(h)(k)	141,250	$140,428,609

Total U.S. Treasury Obligations (cost $141,917,025)			141,952,077

	Shares
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	4,980,643	4,980,643
(cost $4,980,643)
Options Purchased*~ — 0.0%
(cost $793,402)		1,264,866

Total Short-Term Investments (cost $1,951,627,521)		1,951,882,222

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.3% (cost $11,202,667,345)		9,907,786,137

Options Written*~ — (0.0)%
(premiums received $842,177)	(675,234)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.3% (cost $11,201,825,168)	9,907,110,903

Liabilities in excess of other assets(z) — (1.3)%	(130,702,524)

Net Assets — 100.0%	$9,776,408,379

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate

A41

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $340,194 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $114,486,372; cash collateral of $117,780,586 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	Deutsche Bank AG	05/04/23	1.42		—	GBP	205	$11,678
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.96		—		2,477	68,104
Currency Option USD vs CHF	Call	Citibank, N.A.	10/17/22	0.98		—		4,953	79,367
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.97		—		2,371	51,601
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	121	22,590
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	121	23,832
Currency Option NZD vs JPY	Put	Bank of America, N.A.	10/28/22	80.00		—	NZD	200	25,155
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/06/22	140.00		—		121	2,907
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/17/22	130.00		—		245	596
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/27/22	132.00		—		123	985
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00		—		251	841
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00		—		371	1,529
Total OTC Traded (cost $199,109)									$289,185

A42

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,730		$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,720		—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,760		—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,730		—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,690		—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,700		—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,690		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,420		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,420		—
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,500		109,694
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$100.50	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,500		130,958
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,720		85,986
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,760		74,199
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,730		54,681
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,730		54,681
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,420		105,142
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,420		95,196
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,690		94,321
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,700		85,441
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,690		85,382
Total OTC Swaptions (cost $594,293)									$975,681
Total Options Purchased (cost $793,402)									$1,264,866
A43

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs JPY	Call	Barclays Bank PLC	10/18/22	145.00		—	EUR	1,183	$(4,400)
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	10/27/22	1.11		—	GBP	530	(14,970)
Currency Option NZD vs JPY	Call	Morgan Stanley & Co. International PLC	10/19/22	87.50		—	NZD	1,970	(339)
Currency Option USD vs CHF	Call	Goldman Sachs International	10/17/22	0.96		—		2,477	(68,104)
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.98		—		4,953	(79,367)
Currency Option USD vs CHF	Call	Barclays Bank PLC	11/11/22	0.97		—		2,371	(21,770)
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.99		—		3,557	(48,449)
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/25/22	145.50		—		2,339	(50,904)
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	11/10/22	147.00		—		3,554	(29,349)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/27/22	1.04		—	GBP	530	(2,573)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	10/19/22	82.70		—	NZD	1,970	(27,943)
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/25/22	140.00		—		2,339	(9,420)
Total OTC Traded (premiums received $232,762)									$(357,588)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Barclays Bank PLC	10/19/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,500		$(2,120)
CDX.NA.HY.38.V2, 06/20/27	Call	Deutsche Bank AG	11/16/22	$102.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,500		(5,423)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,720		(1,563)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,760		(1,567)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,730		(1,991)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,730		(1,991)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,420		(2,637)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	13,420		(2,637)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,690		(3,818)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,690		(3,817)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,700		(5,274)
A44

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$97.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	3,500		$(35,639)
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$96.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	3,500		(52,791)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,720		(11,504)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,730		(8,407)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,760		(9,748)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,730		(7,121)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,420		(32,636)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	13,420		(27,035)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,690		(26,965)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,690		(24,590)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,700		(22,458)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	9,350		(2,570)
CDX.NA.IG.39.V1, 12/20/27	Put	BNP Paribas S.A.	11/16/22	1.38%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	14,170		(23,344)
Total OTC Swaptions (premiums received $609,415)									$(317,646)
Total Options Written (premiums received $842,177)									$(675,234)
Options Purchased:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	0.93%	CDX.NA.IG.38.V1(Q)		1.00%(Q)		14,750	$105,817
(cost $63,425)

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	12/21/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,750	$(12,284)
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$91.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	2,860	(30,894)
A45

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,750	$(50,288)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	14,170	(32,926)
Total Centrally Cleared Swaptions (premiums received $140,417)							$(126,392)

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,243	2 Year U.S. Treasury Notes	Dec. 2022	$255,300,548	$(3,787,164)
2,874	5 Year U.S. Treasury Notes	Dec. 2022	308,977,446	(8,834,887)
34	10 Year Australian Treasury Bonds	Dec. 2022	2,547,061	(64,514)
15	10 Year Mini Japanese Government Bonds	Dec. 2022	1,539,695	2,772
45	10 Year U.K. Gilt	Dec. 2022	4,843,594	(668,293)
2,825	10 Year U.S. Treasury Notes	Dec. 2022	316,576,562	(14,369,164)
404	20 Year U.S. Treasury Bonds	Dec. 2022	51,068,125	(3,629,044)
696	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	95,352,000	(6,940,606)
2,715	Mini MSCI EAFE Index	Dec. 2022	225,426,450	(30,210,348)
624	Russell 2000 E-Mini Index	Dec. 2022	52,097,760	(6,873,193)
3,500	S&P 500 E-Mini Index	Dec. 2022	630,262,500	(84,857,502)
				(160,231,943)
Short Positions:
8	5 Year Government of Canada Bond	Dec. 2022	650,899	4,817
189	5 Year Euro-Bobl	Dec. 2022	22,181,227	563,176
28	10 Year Canadian Government Bonds	Dec. 2022	2,505,172	7,789
189	10 Year Euro-Bund	Dec. 2022	25,652,427	1,196,357
10	10 Year Japanese Bonds	Dec. 2022	10,246,666	1,905
59	10 Year U.K. Gilt	Dec. 2022	6,350,490	(108,361)
34	10 Year U.S. Treasury Notes	Dec. 2022	3,810,125	(14,136)
192	10 Year U.S. Ultra Treasury Notes	Dec. 2022	22,749,002	1,461,786
347	20 Year U.S. Treasury Bonds	Dec. 2022	43,862,969	3,424,043
27	30 Year Euro Buxl	Dec. 2022	3,880,292	178,231
50	British Pound Currency	Dec. 2022	3,494,062	106,610
762	Euro Currency	Dec. 2022	93,930,787	2,303,352
150	Euro Schatz Index	Dec. 2022	15,754,059	150,110
55	Euro-BTP Italian Government Bond	Dec. 2022	6,036,030	(61,765)
23	Euro-OAT	Dec. 2022	2,978,137	140,086
				9,354,000
				$(150,877,943)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	4,405	$2,926,660	$2,817,843	$—	$(108,817)
Expiring 10/07/22	Bank of America, N.A.	AUD	890	604,342	569,326	—	(35,016)
Expiring 10/07/22	Bank of America, N.A.	AUD	335	226,256	214,297	—	(11,959)
Expiring 10/07/22	BNP Paribas S.A.	AUD	2,640	1,770,228	1,688,787	—	(81,441)
Expiring 10/07/22	BNP Paribas S.A.	AUD	350	235,939	223,892	—	(12,047)
A46

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	Citibank, N.A.	AUD	1,800	$1,211,180	$1,151,446	$—	$(59,734)
Expiring 10/07/22	Goldman Sachs International	AUD	1,760	1,174,592	1,125,858	—	(48,734)
Expiring 10/07/22	Goldman Sachs International	AUD	860	585,314	550,135	—	(35,179)
Expiring 10/07/22	Goldman Sachs International	AUD	860	581,915	550,135	—	(31,780)
Expiring 10/07/22	Goldman Sachs International	AUD	320	219,487	204,701	—	(14,786)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,800	1,210,705	1,151,445	—	(59,260)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,790	1,225,323	1,145,049	—	(80,274)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	890	580,127	569,327	—	(10,800)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	646	434,730	413,241	—	(21,489)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	110	74,079	70,367	—	(3,712)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	6,049	3,915,941	3,869,497	—	(46,444)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	3,761	2,434,759	2,405,882	—	(28,877)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	1,760	1,179,885	1,125,858	—	(54,027)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	880	587,661	562,929	—	(24,732)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	2,680	1,826,072	1,714,375	—	(111,697)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,790	1,218,589	1,145,049	—	(73,540)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,750	1,181,014	1,119,461	—	(61,553)
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	744	510,314	475,931	—	(34,383)
Expiring 10/07/22	UBS AG	AUD	653	440,502	417,719	—	(22,783)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	575	391,588	367,880	—	(23,708)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	575	399,240	367,880	—	(31,360)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	223	143,492	142,759	—	(733)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	865	552,952	553,570	618	—
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	1,030	198,460	190,734	—	(7,726)
Expiring 10/04/22	Citibank, N.A.	BRL	1,037	192,500	192,030	—	(470)
Expiring 10/04/22	Citibank, N.A.	BRL	1,030	190,508	190,735	227	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	14,665	2,837,038	2,715,691	—	(121,347)
British Pound,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	GBP	226	263,728	252,102	—	(11,626)
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	5,473	5,921,108	6,111,604	190,496	—
Expiring 10/07/22	Bank of America, N.A.	GBP	5,689	6,091,781	6,353,003	261,222	—
Expiring 10/07/22	Bank of America, N.A.	GBP	511	588,830	570,642	—	(18,188)
Expiring 10/07/22	Bank of America, N.A.	GBP	432	462,586	482,422	19,836	—
Expiring 10/07/22	Barclays Bank PLC	GBP	66	76,527	73,703	—	(2,824)
Expiring 10/07/22	Barclays Bank PLC	GBP	33	35,410	36,852	1,442	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	211	242,790	235,627	—	(7,163)
Expiring 10/07/22	Citibank, N.A.	GBP	535	577,217	597,444	20,227	—
Expiring 10/07/22	Citibank, N.A.	GBP	515	584,585	575,110	—	(9,475)
Expiring 10/07/22	Goldman Sachs International	GBP	5,690	6,139,510	6,354,121	214,611	—
Expiring 10/07/22	Goldman Sachs International	GBP	755	879,088	843,121	—	(35,967)
Expiring 10/07/22	Goldman Sachs International	GBP	432	466,128	482,422	16,294	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	1,024	1,191,485	1,143,518	—	(47,967)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	527	611,067	588,510	—	(22,557)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	524	610,717	585,160	—	(25,557)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	517	585,431	577,343	—	(8,088)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	515	589,681	575,110	—	(14,571)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	316	363,849	352,883	—	(10,966)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	65	75,542	72,587	—	(2,955)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	33	36,081	36,852	771	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	1,035	1,166,854	1,155,802	—	(11,052)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	527	610,566	588,509	—	(22,057)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	268	287,588	299,280	11,692	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	528	607,848	589,627	—	(18,221)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	522	567,314	582,926	15,612	—
A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	State Street Bank and Trust Company	GBP	519	$585,314	$579,576	$—	$(5,738)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	517	586,759	577,342	—	(9,417)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	175	192,959	195,426	2,467	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	847	984,620	945,860	—	(38,760)
Expiring 10/07/22	UBS AG	GBP	316	363,831	352,883	—	(10,948)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	922	1,029,383	1,029,670	287	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	621	722,834	693,274	—	(29,560)
Expiring 11/07/22	Bank of America, N.A.	GBP	423	453,149	472,629	19,480	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	522	556,869	583,246	26,377	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	522	556,406	583,246	26,840	—
Expiring 11/07/22	Citibank, N.A.	GBP	1,040	1,130,974	1,162,021	31,047	—
Expiring 11/07/22	Goldman Sachs International	GBP	984	1,099,189	1,099,451	262	—
Expiring 11/07/22	Goldman Sachs International	GBP	424	457,754	473,747	15,993	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	GBP	389	416,118	434,641	18,523	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	1,044	1,113,911	1,166,490	52,579	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	519	553,755	579,893	26,138	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	65	72,045	72,626	581	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	64	71,453	71,509	56	—
Expiring 11/07/22	UBS AG	GBP	530	574,017	592,184	18,167	—
Expiring 11/07/22	UBS AG	GBP	522	558,108	583,245	25,137	—
Canadian Dollar,
Expiring 10/07/22	BNP Paribas S.A.	CAD	3,160	2,313,471	2,287,591	—	(25,880)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	2,380	1,752,502	1,722,932	—	(29,570)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,585	1,167,108	1,147,415	—	(19,693)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	775	596,420	561,039	—	(35,381)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	443	336,578	320,697	—	(15,881)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	234	178,082	169,398	—	(8,684)
Expiring 10/07/22	RBC Capital Markets LLC	CAD	1,825	1,391,720	1,321,156	—	(70,564)
Expiring 10/07/22	Standard Chartered Securities	CAD	3,916	2,948,726	2,834,875	—	(113,851)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	11,441	8,342,570	8,282,382	—	(60,188)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	1,210	882,310	875,944	—	(6,366)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	122	92,692	88,318	—	(4,374)
Expiring 10/19/22	BNP Paribas S.A.	CAD	266	203,027	192,530	—	(10,497)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	515	391,000	372,557	—	(18,443)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	513	391,000	371,106	—	(19,894)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	498	375,000	360,396	—	(14,604)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	290	223,063	209,737	—	(13,326)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	3,493	2,546,847	2,528,535	—	(18,312)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	1,545	1,127,640	1,118,404	—	(9,236)
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	208,300	229,810	215,052	—	(14,758)
Expiring 10/07/22	Bank of America, N.A.	CLP	208,300	230,931	215,052	—	(15,879)
Expiring 10/07/22	Bank of America, N.A.	CLP	110,800	118,693	114,392	—	(4,301)
Expiring 10/07/22	Citibank, N.A.	CLP	216,400	241,734	223,416	—	(18,318)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	408,200	425,874	421,433	—	(4,441)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	208,300	231,188	215,053	—	(16,135)
Expiring 10/07/22	Standard Chartered Securities	CLP	107,800	116,856	111,294	—	(5,562)
Expiring 12/21/22	Barclays Bank PLC	CLP	403,630	413,985	410,584	—	(3,401)
Expiring 12/21/22	Barclays Bank PLC	CLP	296,273	301,015	301,377	362	—
Chinese Renminbi,
Expiring 11/07/22	Goldman Sachs International	CNH	2,536	355,841	355,427	—	(414)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CNH	1,612	224,745	225,925	1,180	—
Expiring 11/23/22	HSBC Bank PLC	CNH	17,734	2,488,000	2,486,331	—	(1,669)
Expiring 11/23/22	HSBC Bank PLC	CNH	10,197	1,478,000	1,429,556	—	(48,444)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	13,238	1,901,000	1,856,007	—	(44,993)
A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	12,968	$1,878,000	$1,818,141	$—	$(59,859)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	12,703	1,843,000	1,780,928	—	(62,072)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	12,542	1,801,000	1,758,336	—	(42,664)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	8,000	1,150,300	1,121,555	—	(28,745)
Colombian Peso,
Expiring 10/07/22	Citibank, N.A.	COP	850,069	187,364	184,155	—	(3,209)
Expiring 10/07/22	Citibank, N.A.	COP	19,493	4,296	4,222	—	(74)
Czech Koruna,
Expiring 10/07/22	BNP Paribas S.A.	CZK	5,160	210,287	205,455	—	(4,832)
Expiring 10/07/22	Citibank, N.A.	CZK	12,080	468,580	480,987	12,407	—
Expiring 10/07/22	Citibank, N.A.	CZK	10,590	436,553	421,660	—	(14,893)
Expiring 10/07/22	Citibank, N.A.	CZK	3,006	116,602	119,689	3,087	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	5,654	229,264	225,124	—	(4,140)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	27,748	1,123,097	1,103,431	—	(19,666)
Danish Krone,
Expiring 10/07/22	Citibank, N.A.	DKK	3,244	417,219	427,809	10,590	—
Euro,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	413	400,485	404,878	4,393	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	575	578,014	564,046	—	(13,968)
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	23,703	22,853,738	23,236,814	383,076	—
Expiring 10/07/22	Bank of America, N.A.	EUR	2,438	2,432,965	2,390,498	—	(42,467)
Expiring 10/07/22	Bank of America, N.A.	EUR	2,374	2,335,090	2,327,745	—	(7,345)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,220	1,224,337	1,196,229	—	(28,108)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,219	1,216,788	1,195,249	—	(21,539)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,219	1,216,788	1,195,249	—	(21,539)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,217	1,216,705	1,193,287	—	(23,418)
Expiring 10/07/22	Bank of America, N.A.	EUR	641	645,186	628,511	—	(16,675)
Expiring 10/07/22	Bank of America, N.A.	EUR	301	301,146	295,135	—	(6,011)
Expiring 10/07/22	Bank of America, N.A.	EUR	268	268,130	262,778	—	(5,352)
Expiring 10/07/22	Bank of America, N.A.	EUR	133	132,921	130,409	—	(2,512)
Expiring 10/07/22	Bank of America, N.A.	EUR	77	76,701	75,500	—	(1,201)
Expiring 10/07/22	Barclays Bank PLC	EUR	132	131,976	129,428	—	(2,548)
Expiring 10/07/22	Barclays Bank PLC	EUR	74	75,545	72,558	—	(2,987)
Expiring 10/07/22	Barclays Bank PLC	EUR	37	37,087	36,280	—	(807)
Expiring 10/07/22	BNP Paribas S.A.	EUR	4,188	4,197,536	4,106,401	—	(91,135)
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,183	1,182,748	1,159,950	—	(22,798)
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,180	1,169,962	1,157,009	—	(12,953)
Expiring 10/07/22	BNP Paribas S.A.	EUR	606	609,009	594,192	—	(14,817)
Expiring 10/07/22	BNP Paribas S.A.	EUR	584	586,640	572,621	—	(14,019)
Expiring 10/07/22	Citibank, N.A.	EUR	2,959	2,965,758	2,901,346	—	(64,412)
Expiring 10/07/22	Citibank, N.A.	EUR	2,958	2,963,108	2,900,366	—	(62,742)
Expiring 10/07/22	Citibank, N.A.	EUR	332	333,369	325,531	—	(7,838)
Expiring 10/07/22	Deutsche Bank AG	EUR	35,354	33,900,031	34,665,162	765,131	—
Expiring 10/07/22	Deutsche Bank AG	EUR	3,019	2,894,841	2,960,178	65,337	—
Expiring 10/07/22	Deutsche Bank AG	EUR	591	600,884	579,484	—	(21,400)
Expiring 10/07/22	Goldman Sachs International	EUR	3,246	3,271,650	3,182,755	—	(88,895)
Expiring 10/07/22	Goldman Sachs International	EUR	455	453,531	446,135	—	(7,396)
Expiring 10/07/22	HSBC Bank PLC	EUR	189	190,132	185,317	—	(4,815)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,395	2,314,787	2,348,336	33,549	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,223	1,228,490	1,199,171	—	(29,319)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,187	1,167,335	1,163,873	—	(3,462)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,187	1,169,456	1,163,872	—	(5,584)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,183	1,184,253	1,159,951	—	(24,302)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,183	1,184,344	1,159,951	—	(24,393)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,181	1,193,560	1,157,989	—	(35,571)
A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,181	$1,193,560	$1,157,989	$—	$(35,571)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,180	1,169,590	1,157,009	—	(12,581)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,175	1,157,117	1,152,107	—	(5,010)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	888	899,753	870,698	—	(29,055)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	606	606,630	594,192	—	(12,438)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	606	608,457	594,193	—	(14,264)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	601	580,557	589,290	8,733	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	599	589,753	587,329	—	(2,424)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	594	587,429	582,426	—	(5,003)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	592	592,613	580,465	—	(12,148)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	591	596,097	579,485	—	(16,612)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	590	583,138	578,504	—	(4,634)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	590	598,043	578,505	—	(19,538)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	588	583,449	576,543	—	(6,906)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	588	578,718	576,543	—	(2,175)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	588	581,974	576,544	—	(5,430)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	76	76,341	74,519	—	(1,822)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,226	1,216,782	1,202,113	—	(14,669)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,226	1,217,531	1,202,113	—	(15,418)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,223	1,224,404	1,199,171	—	(25,233)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,220	1,223,952	1,196,230	—	(27,722)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,217	1,215,473	1,193,288	—	(22,185)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,198	1,162,304	1,174,658	12,354	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,198	1,162,544	1,174,658	12,114	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	745	741,867	730,485	—	(11,382)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	590	591,039	578,504	—	(12,535)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	73	72,955	71,578	—	(1,377)
Expiring 10/07/22	State Street Bank and Trust Company	EUR	1,356	1,313,092	1,329,580	16,488	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	596	578,096	584,387	6,291	—
Expiring 10/19/22	HSBC Bank PLC	EUR	797	820,000	782,159	—	(37,841)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	3,320	3,255,536	3,257,653	2,117	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	2,804	2,828,888	2,751,913	—	(76,975)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	377	373,000	370,103	—	(2,897)
Expiring 10/19/22	UBS AG	EUR	874	848,272	857,539	9,267	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	673	649,526	661,528	12,002	—
Expiring 11/07/22	Bank of America, N.A.	EUR	1,754	1,686,611	1,723,543	36,932	—
Expiring 11/07/22	Bank of America, N.A.	EUR	582	559,640	571,895	12,255	—
Expiring 11/07/22	Deutsche Bank AG	EUR	4,527	4,350,180	4,448,393	98,213	—
Expiring 11/07/22	Goldman Sachs International	EUR	1,977	1,941,390	1,942,671	1,281	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	2,320	2,252,404	2,279,715	27,311	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	2,320	2,257,054	2,279,716	22,662	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	816	792,695	801,831	9,136	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	251	244,944	246,642	1,698	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	1,153	1,126,228	1,132,979	6,751	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	338	324,911	332,131	7,220	—
Expiring 11/07/22	UBS AG	EUR	575	566,834	565,016	—	(1,818)
Expiring 11/07/22	UBS AG	EUR	196	188,672	192,597	3,925	—
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	69,800	161,499	161,384	—	(115)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	242,216	592,389	560,026	—	(32,363)
Expiring 10/19/22	Barclays Bank PLC	HUF	443,360	1,123,000	1,021,424	—	(101,576)
Expiring 10/19/22	Barclays Bank PLC	HUF	307,626	779,000	708,715	—	(70,285)
Expiring 10/19/22	Barclays Bank PLC	HUF	258,627	643,000	595,832	—	(47,168)
Expiring 10/19/22	Citibank, N.A.	HUF	327,231	803,080	753,882	—	(49,198)
Expiring 10/19/22	HSBC Bank PLC	HUF	329,277	831,000	758,596	—	(72,404)
A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	354,216	$854,000	$816,050	$—	$(37,950)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	345,657	875,000	796,331	—	(78,669)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	344,015	844,000	792,550	—	(51,450)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	331,709	832,000	764,199	—	(67,801)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	311,177	786,000	716,898	—	(69,102)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	284,174	686,000	654,687	—	(31,313)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	276,801	678,001	637,700	—	(40,301)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	273,451	660,000	629,983	—	(30,017)
Expiring 11/07/22	Bank of America, N.A.	HUF	7,716	17,714	17,677	—	(37)
Indian Rupee,
Expiring 10/07/22	Bank of America, N.A.	INR	31,212	380,356	382,219	1,863	—
Expiring 10/07/22	Citibank, N.A.	INR	6,203	77,761	75,961	—	(1,800)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	INR	25,640	322,516	313,985	—	(8,531)
Expiring 10/07/22	Standard Chartered Securities	INR	11,027	138,235	135,036	—	(3,199)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	INR	119,747	1,455,000	1,456,421	1,421	—
Expiring 12/21/22	The Toronto-Dominion Bank	INR	270,290	3,385,184	3,287,411	—	(97,773)
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	758,000	51,003	49,528	—	(1,475)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	17,788,271	1,172,209	1,162,290	—	(9,919)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	758,000	49,845	49,419	—	(426)
Expiring 12/21/22	HSBC Bank PLC	IDR	30,171,240	1,980,000	1,963,109	—	(16,891)
Israeli Shekel,
Expiring 10/07/22	Citibank, N.A.	ILS	2,330	657,542	653,835	—	(3,707)
Expiring 10/07/22	Citibank, N.A.	ILS	260	73,374	72,960	—	(414)
Expiring 12/21/22	Citibank, N.A.	ILS	1,723	505,410	486,718	—	(18,692)
Japanese Yen,
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	JPY	338,900	2,349,120	2,343,093	—	(6,027)
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	JPY	12,449	87,576	86,070	—	(1,506)
Expiring 10/07/22	Bank of America, N.A.	JPY	253,000	1,768,823	1,749,196	—	(19,627)
Expiring 10/07/22	Bank of America, N.A.	JPY	169,700	1,188,317	1,173,275	—	(15,042)
Expiring 10/07/22	Bank of America, N.A.	JPY	84,500	592,608	584,217	—	(8,391)
Expiring 10/07/22	Bank of America, N.A.	JPY	84,300	589,449	582,835	—	(6,614)
Expiring 10/07/22	Barclays Bank PLC	JPY	86,600	602,831	598,736	—	(4,095)
Expiring 10/07/22	BNP Paribas S.A.	JPY	50,700	351,316	350,531	—	(785)
Expiring 10/07/22	Citibank, N.A.	JPY	169,000	1,183,076	1,168,435	—	(14,641)
Expiring 10/07/22	HSBC Bank PLC	JPY	253,500	1,776,124	1,752,652	—	(23,472)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	174,900	1,218,101	1,209,226	—	(8,875)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	174,500	1,231,310	1,206,461	—	(24,849)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	170,900	1,190,650	1,181,571	—	(9,079)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	170,900	1,190,292	1,181,571	—	(8,721)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	170,900	1,185,636	1,181,572	—	(4,064)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	170,100	1,215,731	1,176,040	—	(39,691)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	119,600	828,373	826,892	—	(1,481)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	87,300	609,082	603,576	—	(5,506)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	33,700	236,211	232,996	—	(3,215)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	2,897,346	20,050,837	20,031,720	—	(19,117)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	518,800	3,750,658	3,586,888	—	(163,770)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	254,000	1,794,938	1,756,110	—	(38,828)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	170,600	1,198,848	1,179,497	—	(19,351)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	170,100	1,216,073	1,176,041	—	(40,032)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	170,100	1,215,555	1,176,040	—	(39,515)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	169,400	1,197,011	1,171,201	—	(25,810)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	169,400	1,199,509	1,171,200	—	(28,309)
A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	169,300	$1,225,677	$1,170,510	$—	$(55,167)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	169,000	1,185,088	1,168,436	—	(16,652)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	87,300	614,446	603,577	—	(10,869)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	86,600	602,910	598,736	—	(4,174)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	85,500	600,139	591,131	—	(9,008)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,900	594,130	586,983	—	(7,147)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,700	597,345	585,601	—	(11,744)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,700	593,115	585,601	—	(7,514)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,500	590,372	584,217	—	(6,155)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,500	590,323	584,218	—	(6,105)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,300	586,790	582,835	—	(3,955)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	83,600	582,027	577,995	—	(4,032)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	83,400	578,359	576,613	—	(1,746)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	34,700	240,324	239,909	—	(415)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	34,700	240,387	239,909	—	(478)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	24,600	171,293	170,080	—	(1,213)
Expiring 10/07/22	State Street Bank and Trust Company	JPY	87,500	608,470	604,959	—	(3,511)
Expiring 10/07/22	UBS AG	JPY	130,451	905,359	901,914	—	(3,445)
Expiring 10/07/22	Westpac Banking Corp.	JPY	459,965	3,219,197	3,180,114	—	(39,083)
Expiring 10/07/22	Westpac Banking Corp.	JPY	306,556	2,144,113	2,119,473	—	(24,640)
Expiring 10/07/22	Westpac Banking Corp.	JPY	148,048	1,036,459	1,023,577	—	(12,882)
Expiring 10/19/22	BNP Paribas S.A.	JPY	230,249	1,687,575	1,593,679	—	(93,896)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	79,949	553,122	553,370	248	—
Expiring 11/07/22	Goldman Sachs International	JPY	48,600	336,831	337,034	203	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	889,806	6,175,970	6,170,678	—	(5,292)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	129,722	900,431	899,603	—	(828)
Malaysian Ringgit,
Expiring 10/07/22	BNP Paribas S.A.	MYR	6,085	1,310,073	1,304,674	—	(5,399)
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	7,330	367,078	363,497	—	(3,581)
Expiring 10/07/22	Goldman Sachs International	MXN	7,030	349,369	348,621	—	(748)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	6,080	299,805	301,509	1,704	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	6,060	299,124	300,518	1,394	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	95,267	4,707,054	4,724,327	17,273	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	12,150	599,153	602,523	3,370	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	11,730	586,275	581,695	—	(4,580)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	7,330	364,006	363,497	—	(509)
Expiring 10/07/22	UBS AG	MXN	16,788	833,979	832,523	—	(1,456)
Expiring 11/07/22	Bank of America, N.A.	MXN	2,235	110,460	110,198	—	(262)
Expiring 11/07/22	Goldman Sachs International	MXN	7,100	350,806	350,070	—	(736)
Expiring 11/07/22	State Street Bank and Trust Company	MXN	6,060	296,116	298,792	2,676	—
Expiring 11/07/22	UBS AG	MXN	107,877	5,328,862	5,318,941	—	(9,921)
Expiring 12/21/22	HSBC Bank PLC	MXN	5,292	258,274	258,929	655	—
New Taiwanese Dollar,
Expiring 10/07/22	Barclays Bank PLC	TWD	37,435	1,215,028	1,176,000	—	(39,028)
Expiring 10/07/22	BNP Paribas S.A.	TWD	3,900	126,685	122,516	—	(4,169)
Expiring 10/07/22	Citibank, N.A.	TWD	73,750	2,340,527	2,316,815	—	(23,712)
Expiring 10/07/22	Citibank, N.A.	TWD	14,950	468,579	469,646	1,067	—
Expiring 10/07/22	Goldman Sachs International	TWD	36,825	1,176,991	1,156,836	—	(20,155)
Expiring 10/07/22	Goldman Sachs International	TWD	18,495	589,805	581,010	—	(8,795)
Expiring 12/21/22	Bank of America, N.A.	TWD	58,468	1,851,000	1,841,315	—	(9,685)
Expiring 12/21/22	Barclays Bank PLC	TWD	27,142	869,000	854,782	—	(14,218)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	68,669	2,167,000	2,162,568	—	(4,432)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	TWD	51,945	1,660,000	1,635,877	—	(24,123)
A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/07/22	Bank of America, N.A.	NZD	1,975	$1,181,011	$1,105,357	$—	$(75,654)
Expiring 10/07/22	Barclays Bank PLC	NZD	1,000	612,778	559,674	—	(53,104)
Expiring 10/07/22	BNP Paribas S.A.	NZD	990	592,804	554,077	—	(38,727)
Expiring 10/07/22	BNP Paribas S.A.	NZD	985	591,736	551,279	—	(40,457)
Expiring 10/07/22	BNP Paribas S.A.	NZD	280	165,224	156,709	—	(8,515)
Expiring 10/07/22	Citibank, N.A.	NZD	1,005	605,948	562,472	—	(43,476)
Expiring 10/07/22	Citibank, N.A.	NZD	985	592,301	551,279	—	(41,022)
Expiring 10/07/22	Goldman Sachs International	NZD	395	242,138	221,071	—	(21,067)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,025	1,157,668	1,133,340	—	(24,328)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,945	1,186,538	1,088,566	—	(97,972)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,945	1,189,980	1,088,566	—	(101,414)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,000	588,433	559,674	—	(28,759)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,000	610,285	559,674	—	(50,611)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	485	286,183	271,442	—	(14,741)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	9,186	5,180,904	5,141,165	—	(39,739)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,005	1,213,897	1,122,146	—	(91,751)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,965	1,178,080	1,099,759	—	(78,321)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	980	588,275	548,480	—	(39,795)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	970	595,703	542,884	—	(52,819)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	970	595,414	542,884	—	(52,530)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	315	185,440	176,297	—	(9,143)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	300	181,857	167,902	—	(13,955)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	2,000	1,221,942	1,119,348	—	(102,594)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	1,965	1,180,647	1,099,760	—	(80,887)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	965	583,374	540,085	—	(43,289)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	495	291,179	277,039	—	(14,140)
Expiring 10/19/22	Citibank, N.A.	NZD	606	371,344	339,306	—	(32,038)
Expiring 11/07/22	BNP Paribas S.A.	NZD	990	561,825	554,127	—	(7,698)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	995	556,789	556,925	136	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	3,455	1,948,793	1,933,847	—	(14,946)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,975	1,124,393	1,105,455	—	(18,938)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	995	560,470	556,926	—	(3,544)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	995	561,962	556,925	—	(5,037)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	990	563,406	554,127	—	(9,279)
Norwegian Krone,
Expiring 10/07/22	Bank of America, N.A.	NOK	1,020	102,872	93,674	—	(9,198)
Expiring 10/07/22	Barclays Bank PLC	NOK	380	36,731	34,898	—	(1,833)
Expiring 10/07/22	Citibank, N.A.	NOK	5,830	584,049	535,409	—	(48,640)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	1,920	190,812	176,327	—	(14,485)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NOK	4,002	387,890	367,532	—	(20,358)
Expiring 10/07/22	UBS AG	NOK	2,622	239,605	240,796	1,191	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	NOK	3,212	315,403	295,023	—	(20,380)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NOK	6,050	557,604	555,885	—	(1,719)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	3,630	336,046	333,530	—	(2,516)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	2,420	222,181	222,354	173	—
Expiring 11/07/22	UBS AG	NOK	3,042	278,134	279,504	1,370	—
Peruvian Nuevo Sol,
Expiring 10/07/22	Citibank, N.A.	PEN	603	151,565	151,217	—	(348)
Expiring 12/21/22	BNP Paribas S.A.	PEN	5,428	1,379,433	1,350,123	—	(29,310)
Philippine Peso,
Expiring 10/07/22	Citibank, N.A.	PHP	7,980	134,729	135,742	1,013	—
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	11,615	2,438,231	2,340,842	—	(97,389)
Expiring 10/07/22	Barclays Bank PLC	PLN	1,980	425,824	399,042	—	(26,782)
Expiring 10/07/22	BNP Paribas S.A.	PLN	1,640	325,186	330,519	5,333	—
A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	PLN	1,720	$365,778	$346,642	$—	$(19,136)
Expiring 10/19/22	BNP Paribas S.A.	PLN	2,471	513,852	497,068	—	(16,784)
Expiring 10/19/22	Citibank, N.A.	PLN	6,769	1,452,000	1,361,365	—	(90,635)
Expiring 10/19/22	HSBC Bank PLC	PLN	15,981	3,346,529	3,214,165	—	(132,364)
Expiring 10/19/22	HSBC Bank PLC	PLN	4,465	925,851	898,058	—	(27,793)
Expiring 10/19/22	HSBC Bank PLC	PLN	2,342	490,522	471,121	—	(19,401)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	6,866	1,476,000	1,380,898	—	(95,102)
Expiring 11/07/22	BNP Paribas S.A.	PLN	13,955	2,755,259	2,798,076	42,817	—
Expiring 11/07/22	UBS AG	PLN	1,735	342,337	347,879	5,542	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	1,370	946,786	953,938	7,152	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	400	276,434	278,522	2,088	—
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	10,440	592,293	576,429	—	(15,864)
Expiring 10/07/22	Bank of America, N.A.	ZAR	6,290	362,212	347,293	—	(14,919)
Expiring 10/07/22	Goldman Sachs International	ZAR	10,400	593,353	574,222	—	(19,131)
Expiring 10/07/22	Goldman Sachs International	ZAR	4,120	236,575	227,480	—	(9,095)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	6,290	362,421	347,293	—	(15,128)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	79,880	4,676,596	4,410,460	—	(266,136)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	10,510	609,275	580,294	—	(28,981)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	6,450	377,690	356,128	—	(21,562)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	6,220	351,675	343,429	—	(8,246)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	ZAR	86,220	4,787,420	4,747,308	—	(40,112)
Expiring 12/21/22	Bank of America, N.A.	ZAR	12,027	677,000	659,696	—	(17,304)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	14,433	819,000	791,625	—	(27,375)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	8,215	451,000	450,563	—	(437)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	13,451	739,000	737,802	—	(1,198)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	11,800	661,000	647,228	—	(13,772)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	8,462	484,486	464,161	—	(20,325)
South Korean Won,
Expiring 10/07/22	BNP Paribas S.A.	KRW	1,901,170	1,420,119	1,322,921	—	(97,198)
Expiring 10/07/22	BNP Paribas S.A.	KRW	265,440	192,691	184,705	—	(7,986)
Expiring 10/07/22	Citibank, N.A.	KRW	4,951,282	3,429,103	3,445,330	16,227	—
Expiring 10/07/22	Goldman Sachs International	KRW	813,580	585,811	566,126	—	(19,685)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,638,020	1,189,557	1,139,809	—	(49,748)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	837,830	605,325	583,001	—	(22,324)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,646,010	1,212,441	1,145,369	—	(67,072)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	832,690	600,453	579,424	—	(21,029)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	817,550	584,591	568,889	—	(15,702)
Expiring 11/07/22	Citibank, N.A.	KRW	489,800	339,415	339,919	504	—
Expiring 12/21/22	Bank of America, N.A.	KRW	2,289,237	1,648,000	1,592,509	—	(55,491)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	2,268,133	1,645,000	1,577,828	—	(67,172)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	1,786,610	1,304,000	1,242,857	—	(61,143)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	407,236	295,096	283,294	—	(11,802)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	KRW	309,349	215,928	215,199	—	(729)
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	400	37,441	36,054	—	(1,387)
Expiring 10/07/22	Deutsche Bank AG	SEK	1,700	160,322	153,232	—	(7,090)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	20,818	1,950,246	1,876,458	—	(73,788)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	3,675	323,231	331,251	8,020	—
Expiring 10/19/22	BNP Paribas S.A.	SEK	3,603	344,998	324,948	—	(20,050)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	6,300	565,316	568,703	3,387	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	3,088	271,993	278,755	6,762	—
Swiss Franc,
Expiring 10/07/22	Barclays Bank PLC	CHF	75	76,439	76,057	—	(382)
A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/07/22	BNP Paribas S.A.	CHF	1,145	$1,158,295	$1,161,142	$2,847	$—
Expiring 10/07/22	Citibank, N.A.	CHF	1,145	1,159,212	1,161,142	1,930	—
Expiring 10/07/22	Citibank, N.A.	CHF	600	612,105	608,459	—	(3,646)
Expiring 10/07/22	Citibank, N.A.	CHF	590	614,968	598,318	—	(16,650)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	1,711	1,734,942	1,735,121	179	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	632	640,844	640,910	66	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	595	606,877	603,389	—	(3,488)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	595	607,130	603,388	—	(3,742)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	565	576,357	572,965	—	(3,392)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	75	77,061	76,058	—	(1,003)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	35	35,635	35,493	—	(142)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,145	1,160,340	1,161,143	803	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	575	581,648	583,106	1,458	—
Expiring 10/07/22	State Street Bank and Trust Company	CHF	1,705	1,767,627	1,729,037	—	(38,590)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	570	594,493	578,036	—	(16,457)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	565	578,357	572,966	—	(5,391)
Expiring 10/07/22	UBS AG	CHF	1,135	1,183,913	1,151,001	—	(32,912)
Expiring 10/07/22	UBS AG	CHF	570	594,211	578,036	—	(16,175)
Expiring 10/07/22	UBS AG	CHF	565	578,236	572,965	—	(5,271)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	70	70,915	71,190	275	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	1,095	1,122,524	1,113,602	—	(8,922)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	555	567,380	564,428	—	(2,952)
Expiring 11/07/22	UBS AG	CHF	1,115	1,131,170	1,133,942	2,772	—
Thai Baht,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	27,140	715,340	719,717	4,377	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	23,780	626,779	630,614	3,835	—
Expiring 12/21/22	HSBC Bank PLC	THB	73,088	2,000,000	1,949,609	—	(50,391)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	45,779	1,213,000	1,221,136	8,136	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	59,776	1,622,000	1,594,524	—	(27,476)
Turkish Lira,
Expiring 10/07/22	Goldman Sachs International	TRY	6,465	344,433	345,197	764	—
Expiring 10/07/22	UBS AG	TRY	6,465	344,800	345,197	397	—
Expiring 10/07/22	UBS AG	TRY	639	34,062	34,119	57	—
				$503,529,214	$497,181,399	2,764,329	(9,112,144)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	3,505	$2,355,255	$2,242,121	$113,134	$—
Expiring 10/07/22	Bank of America, N.A.	AUD	1,800	1,213,564	1,151,446	62,118	—
Expiring 10/07/22	Bank of America, N.A.	AUD	930	632,381	594,913	37,468	—
Expiring 10/07/22	Barclays Bank PLC	AUD	110	74,609	70,366	4,243	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,760	1,160,283	1,125,858	34,425	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,760	1,163,766	1,125,858	37,908	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,225	825,848	783,622	42,226	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	885	607,098	566,127	40,971	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,685	1,829,237	1,717,573	111,664	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,680	1,824,879	1,714,375	110,504	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,640	1,766,878	1,688,787	78,091	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,800	1,210,043	1,151,446	58,597	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,770	1,200,895	1,132,255	68,640	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,755	1,175,450	1,122,660	52,790	—
A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	885	$586,551	$566,127	$20,424	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	880	610,158	562,929	47,229	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	365	250,175	233,488	16,687	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	885	586,849	566,128	20,721	—
Expiring 10/07/22	RBC Capital Markets LLC	AUD	360	246,326	230,289	16,037	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	880	588,738	562,929	25,809	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	875	580,320	559,730	20,590	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	540	369,020	345,433	23,587	—
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	7,505	5,147,725	4,800,889	346,836	—
Expiring 10/07/22	UBS AG	AUD	880	588,593	562,929	25,664	—
Expiring 10/07/22	UBS AG	AUD	163	111,958	104,270	7,688	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	575	402,880	367,880	35,000	—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	322	218,879	205,976	12,903	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	6,049	3,917,230	3,871,151	46,079	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	3,761	2,435,560	2,406,910	28,650	—
Expiring 11/07/22	State Street Bank and Trust Company	AUD	455	293,617	291,184	2,433	—
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	1,030	190,508	190,735	—	(227)
Expiring 10/04/22	Citibank, N.A.	BRL	3,474	670,000	643,315	26,685	—
Expiring 10/04/22	Citibank, N.A.	BRL	2,626	497,000	486,209	10,791	—
Expiring 10/04/22	Citibank, N.A.	BRL	1,675	314,879	310,175	4,704	—
Expiring 10/04/22	Citibank, N.A.	BRL	392	76,354	72,590	3,764	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	3,863	734,000	715,380	18,620	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	3,522	667,000	652,193	14,807	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	2,078	401,000	384,866	16,134	—
Expiring 11/03/22	Citibank, N.A.	BRL	1,037	191,156	190,686	470	—
British Pound,
Expiring 10/04/22	Goldman Sachs International	GBP	330	376,553	368,276	8,277	—
Expiring 10/04/22	HSBC Bank PLC	GBP	5,369	6,350,211	5,995,431	354,780	—
Expiring 10/07/22	Bank of America, N.A.	GBP	536	563,122	598,561	—	(35,439)
Expiring 10/07/22	Bank of America, N.A.	GBP	423	452,948	472,371	—	(19,423)
Expiring 10/07/22	Barclays Bank PLC	GBP	512	598,830	571,758	27,072	—
Expiring 10/07/22	Barclays Bank PLC	GBP	209	240,277	233,394	6,883	—
Expiring 10/07/22	Barclays Bank PLC	GBP	32	36,985	35,735	1,250	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	317	364,773	353,999	10,774	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	317	367,433	353,999	13,434	—
Expiring 10/07/22	Citibank, N.A.	GBP	536	565,266	598,560	—	(33,294)
Expiring 10/07/22	Citibank, N.A.	GBP	214	229,866	238,977	—	(9,111)
Expiring 10/07/22	Goldman Sachs International	GBP	424	457,496	473,488	—	(15,992)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	1,035	1,168,660	1,155,802	12,858	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	519	586,649	579,576	7,073	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	67	71,622	74,820	—	(3,198)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	66	76,094	73,703	2,391	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	32	36,155	35,734	421	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	536	583,390	598,560	—	(15,170)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	535	581,192	597,444	—	(16,252)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	522	572,537	582,926	—	(10,389)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	315	366,603	351,766	14,837	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	528	611,687	589,627	22,060	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	528	612,419	589,626	22,793	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	527	610,997	588,509	22,488	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	257	300,327	286,996	13,331	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	11,131	12,939,554	12,430,177	509,377	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	1,482	1,722,794	1,654,975	67,819	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	688	795,085	768,301	26,784	—
A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	UBS AG	GBP	1,034	$1,177,690	$1,154,686	$23,004	$—
Expiring 10/07/22	UBS AG	GBP	322	344,402	359,583	—	(15,181)
Expiring 10/19/22	HSBC Bank PLC	GBP	286	348,409	319,228	29,181	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	46	52,393	51,238	1,155	—
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	12,830	15,285,610	14,331,699	953,911	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	5,473	5,924,501	6,115,230	—	(190,729)
Expiring 11/07/22	Bank of America, N.A.	GBP	5,689	6,094,483	6,356,479	—	(261,996)
Expiring 11/07/22	Bank of America, N.A.	GBP	432	462,791	482,686	—	(19,895)
Expiring 11/07/22	Bank of America, N.A.	GBP	262	284,181	292,740	—	(8,559)
Expiring 11/07/22	BNP Paribas S.A.	GBP	520	560,953	581,011	—	(20,058)
Expiring 11/07/22	BNP Paribas S.A.	GBP	520	561,236	581,011	—	(19,775)
Expiring 11/07/22	Goldman Sachs International	GBP	5,690	6,142,975	6,357,596	—	(214,621)
Expiring 11/07/22	Goldman Sachs International	GBP	432	466,391	482,686	—	(16,295)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	1,071	1,152,064	1,196,658	—	(44,594)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	1,040	1,131,114	1,162,021	—	(30,907)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	520	570,080	581,011	—	(10,931)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	519	557,640	579,894	—	(22,254)
Expiring 11/07/22	State Street Bank and Trust Company	GBP	1,071	1,151,799	1,196,658	—	(44,859)
Expiring 11/07/22	UBS AG	GBP	530	570,492	592,184	—	(21,692)
Expiring 11/07/22	UBS AG	GBP	509	571,433	568,720	2,713	—
Canadian Dollar,
Expiring 10/07/22	BMO Capital Markets	CAD	230	176,319	166,502	9,817	—
Expiring 10/07/22	Citibank, N.A.	CAD	1,590	1,166,343	1,151,034	15,309	—
Expiring 10/07/22	Citibank, N.A.	CAD	770	589,039	557,419	31,620	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,590	1,165,512	1,151,034	14,478	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,585	1,168,217	1,147,415	20,802	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,585	1,168,433	1,147,415	21,018	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	220	162,240	159,263	2,977	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	12,042	9,183,064	8,717,458	465,606	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	775	596,613	561,039	35,574	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	423	322,574	306,219	16,355	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	200	153,010	144,784	8,226	—
Expiring 10/07/22	Standard Chartered Securities	CAD	198	150,706	143,336	7,370	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	3,493	2,547,032	2,528,656	18,376	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	1,595	1,210,910	1,154,654	56,256	—
Expiring 10/07/22	UBS AG	CAD	795	584,209	575,518	8,691	—
Expiring 10/19/22	HSBC Bank PLC	CAD	344	268,098	248,738	19,360	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	515	392,000	372,877	19,123	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	508	390,000	367,797	22,203	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	502	380,000	363,303	16,697	—
Expiring 11/07/22	Citibank, N.A.	CAD	3,160	2,295,642	2,287,480	8,162	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	11,441	8,341,961	8,281,981	59,980	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	2,891	2,110,263	2,092,755	17,508	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	1,210	882,246	875,903	6,343	—
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	214,100	239,485	221,040	18,445	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	1,145,100	1,264,396	1,182,222	82,174	—
Expiring 10/07/22	Standard Chartered Securities	CLP	108,900	120,053	112,430	7,623	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CLP	408,200	423,532	419,087	4,445	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	587,970	641,000	598,100	42,900	—
Expiring 12/21/22	The Toronto-Dominion Bank	CLP	659,033	727,000	670,387	56,613	—
Expiring 12/21/22	UBS AG	CLP	672,492	741,504	684,078	57,426	—
Chinese Renminbi,
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	9,759	1,364,571	1,367,749	—	(3,178)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	4,195	586,574	587,940	—	(1,366)
A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/23/22	Citibank, N.A.	CNH	11,025	$1,613,000	$1,545,689	$67,311	$—
Expiring 11/23/22	Goldman Sachs International	CNH	125,911	18,546,346	17,652,795	893,551	—
Expiring 11/23/22	Goldman Sachs International	CNH	36,295	5,346,086	5,088,515	257,571	—
Expiring 11/23/22	Morgan Stanley & Co. International PLC	CNH	1,282	186,166	179,681	6,485	—
Colombian Peso,
Expiring 10/07/22	BNP Paribas S.A.	COP	19,493	4,386	4,223	163	—
Expiring 10/07/22	Citibank, N.A.	COP	850,069	187,794	184,155	3,639	—
Expiring 11/04/22	Citibank, N.A.	COP	850,069	186,378	183,137	3,241	—
Expiring 11/04/22	Citibank, N.A.	COP	19,493	4,274	4,200	74	—
Czech Koruna,
Expiring 10/07/22	Citibank, N.A.	CZK	8,740	349,944	347,998	1,946	—
Expiring 10/07/22	Citibank, N.A.	CZK	8,110	328,158	322,914	5,244	—
Expiring 10/07/22	Citibank, N.A.	CZK	7,560	307,115	301,015	6,100	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	12,080	489,832	480,987	8,845	—
Expiring 10/19/22	HSBC Bank PLC	CZK	41,472	1,709,000	1,649,159	59,841	—
Expiring 10/19/22	HSBC Bank PLC	CZK	34,419	1,415,000	1,368,689	46,311	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	42,789	1,754,000	1,701,539	52,461	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	21,004	856,000	835,238	20,762	—
Expiring 11/07/22	Citibank, N.A.	CZK	12,080	467,114	479,438	—	(12,324)
Expiring 11/07/22	Citibank, N.A.	CZK	3,006	116,237	119,304	—	(3,067)
Expiring 11/07/22	UBS AG	CZK	4,940	191,770	196,062	—	(4,292)
Danish Krone,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	DKK	3,244	437,760	427,810	9,950	—
Expiring 11/07/22	Citibank, N.A.	DKK	3,244	418,127	428,757	—	(10,630)
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	20,390	20,358,870	19,988,713	370,157	—
Expiring 10/04/22	Citibank, N.A.	EUR	3,561	3,541,530	3,491,105	50,425	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	741	741,266	725,962	15,304	—
Expiring 10/07/22	Bank of America, N.A.	EUR	2,362	2,394,879	2,315,979	78,900	—
Expiring 10/07/22	Barclays Bank PLC	EUR	1,176	1,175,553	1,153,087	22,466	—
Expiring 10/07/22	Barclays Bank PLC	EUR	609	614,813	597,134	17,679	—
Expiring 10/07/22	Barclays Bank PLC	EUR	76	75,738	74,519	1,219	—
Expiring 10/07/22	Barclays Bank PLC	EUR	38	36,765	37,259	—	(494)
Expiring 10/07/22	BNP Paribas S.A.	EUR	41,685	41,779,917	40,872,810	907,107	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,781	1,751,575	1,746,299	5,276	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,380	1,383,142	1,353,112	30,030	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,210	1,198,297	1,186,424	11,873	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	710	710,009	696,166	13,843	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	613	612,079	601,056	11,023	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	608	608,114	596,154	11,960	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	599	575,613	587,329	—	(11,716)
Expiring 10/07/22	BNP Paribas S.A.	EUR	589	591,542	577,524	14,018	—
Expiring 10/07/22	Citibank, N.A.	EUR	1,169	1,171,181	1,146,224	24,957	—
Expiring 10/07/22	Deutsche Bank AG	EUR	4,527	4,340,823	4,438,796	—	(97,973)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	4,279	4,277,909	4,195,628	82,281	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	3,011	2,904,019	2,952,334	—	(48,315)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,968	2,929,983	2,910,172	19,811	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,419	2,405,301	2,371,868	33,433	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,797	1,752,474	1,761,987	—	(9,513)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,226	1,227,005	1,202,112	24,893	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,220	1,222,951	1,196,229	26,722	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,210	1,201,609	1,186,425	15,184	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,198	1,164,025	1,174,658	—	(10,633)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,183	1,182,528	1,159,950	22,578	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	828	827,321	811,867	15,454	—
A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	605	$603,494	$593,213	$10,281	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	596	579,872	584,387	—	(4,515)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	595	585,851	583,407	2,444	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	592	592,118	580,466	11,652	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	591	589,658	579,485	10,173	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	591	598,287	579,485	18,802	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	265	268,488	259,837	8,651	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	237	236,509	232,382	4,127	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	76	75,614	74,519	1,095	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,220	1,228,939	1,196,230	32,709	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,218	1,230,734	1,194,268	36,466	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,198	1,165,838	1,174,658	—	(8,820)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,187	1,174,152	1,163,873	10,279	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,183	1,180,070	1,159,951	20,119	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,176	1,174,980	1,153,086	21,894	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,000	995,794	980,516	15,278	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	612	607,357	600,075	7,282	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	609	612,995	597,134	15,861	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	608	608,622	596,154	12,468	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	602	582,122	590,271	—	(8,149)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	601	582,177	589,290	—	(7,113)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	592	592,306	580,465	11,841	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	83	83,174	81,383	1,791	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	293	290,410	287,291	3,119	—
Expiring 10/07/22	UBS AG	EUR	1,766	1,761,181	1,731,592	29,589	—
Expiring 10/07/22	UBS AG	EUR	1,183	1,181,362	1,159,951	21,411	—
Expiring 10/07/22	UBS AG	EUR	595	587,521	583,407	4,114	—
Expiring 10/07/22	UBS AG	EUR	592	592,350	580,465	11,885	—
Expiring 10/07/22	UBS AG	EUR	297	297,212	291,213	5,999	—
Expiring 10/19/22	Barclays Bank PLC	EUR	18,279	18,528,744	17,937,477	591,267	—
Expiring 10/19/22	Barclays Bank PLC	EUR	1,681	1,733,000	1,649,482	83,518	—
Expiring 10/19/22	BNP Paribas S.A.	EUR	29,565	30,276,782	29,013,245	1,263,537	—
Expiring 10/19/22	Deutsche Bank AG	EUR	32,062	32,503,136	31,463,452	1,039,684	—
Expiring 10/19/22	HSBC Bank PLC	EUR	2,606	2,652,415	2,557,340	95,075	—
Expiring 10/19/22	HSBC Bank PLC	EUR	2,081	2,133,371	2,041,905	91,466	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	2,115	2,169,000	2,075,963	93,037	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,341	1,378,000	1,315,578	62,422	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	389	392,000	381,775	10,225	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	331	336,000	324,686	11,314	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	23,703	22,901,381	23,283,417	—	(382,036)
Expiring 11/07/22	BNP Paribas S.A.	EUR	580	563,021	569,929	—	(6,908)
Expiring 11/07/22	Citibank, N.A.	EUR	4,640	4,508,224	4,559,431	—	(51,207)
Expiring 11/07/22	Deutsche Bank AG	EUR	35,354	33,973,108	34,740,113	—	(767,005)
Expiring 11/07/22	Deutsche Bank AG	EUR	3,019	2,901,081	2,966,578	—	(65,497)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	2,994	2,883,087	2,942,012	—	(58,925)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	585	560,276	574,842	—	(14,566)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	585	566,592	574,842	—	(8,250)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	1,153	1,132,575	1,132,980	—	(405)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	580	561,057	569,929	—	(8,872)
Expiring 11/07/22	State Street Bank and Trust Company	EUR	513	503,848	504,093	—	(245)
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	73,400	182,466	169,707	12,759	—
Expiring 10/07/22	Bank of America, N.A.	HUF	15,618	37,828	36,110	1,718	—
Expiring 10/07/22	Bank of America, N.A.	HUF	7,716	17,853	17,840	13	—
Expiring 10/07/22	Barclays Bank PLC	HUF	75,182	181,127	173,828	7,299	—
A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	70,300	$171,200	$162,540	$8,660	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	69,800	170,710	161,384	9,326	—
Expiring 11/07/22	Bank of America, N.A.	HUF	69,800	160,239	159,904	335	—
Expiring 11/07/22	UBS AG	HUF	97,200	223,269	222,675	594	—
Indian Rupee,
Expiring 10/07/22	BNP Paribas S.A.	INR	35,232	442,288	431,447	10,841	—
Expiring 10/07/22	Citibank, N.A.	INR	13,300	163,831	162,871	960	—
Expiring 10/07/22	Standard Chartered Securities	INR	25,550	315,059	312,883	2,176	—
Expiring 11/07/22	Bank of America, N.A.	INR	31,212	378,832	381,333	—	(2,501)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	INR	121,467	1,514,000	1,477,343	36,657	—
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	17,788,271	1,196,896	1,162,290	34,606	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	758,000	49,951	49,528	423	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	17,788,271	1,169,742	1,159,745	9,997	—
Expiring 12/21/22	Citibank, N.A.	IDR	8,453,431	564,089	550,028	14,061	—
Israeli Shekel,
Expiring 10/07/22	BNP Paribas S.A.	ILS	2,330	701,153	653,835	47,318	—
Expiring 10/07/22	BNP Paribas S.A.	ILS	260	78,240	72,960	5,280	—
Expiring 11/07/22	Citibank, N.A.	ILS	2,330	659,142	655,520	3,622	—
Expiring 11/07/22	Citibank, N.A.	ILS	260	73,552	73,148	404	—
Expiring 12/21/22	Barclays Bank PLC	ILS	4,970	1,447,000	1,404,108	42,892	—
Expiring 12/21/22	Citibank, N.A.	ILS	4,254	1,208,000	1,201,816	6,184	—
Expiring 12/21/22	Citibank, N.A.	ILS	3,645	1,028,000	1,029,823	—	(1,823)
Expiring 12/21/22	Citibank, N.A.	ILS	2,783	816,466	786,270	30,196	—
Expiring 12/21/22	Citibank, N.A.	ILS	2,407	706,590	679,859	26,731	—
Expiring 12/21/22	Citibank, N.A.	ILS	2,162	632,410	610,682	21,728	—
Japanese Yen,
Expiring 10/07/22	Bank of America, N.A.	JPY	338,000	2,335,674	2,336,871	—	(1,197)
Expiring 10/07/22	Bank of America, N.A.	JPY	169,300	1,221,748	1,170,510	51,238	—
Expiring 10/07/22	Bank of America, N.A.	JPY	169,300	1,222,100	1,170,509	51,591	—
Expiring 10/07/22	Bank of America, N.A.	JPY	84,300	586,092	582,834	3,258	—
Expiring 10/07/22	Barclays Bank PLC	JPY	84,500	594,463	584,217	10,246	—
Expiring 10/07/22	Barclays Bank PLC	JPY	22,300	156,665	154,178	2,487	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	169,400	1,196,649	1,171,201	25,448	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	84,300	590,427	582,834	7,593	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	70,000	486,956	483,968	2,988	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	2,694	18,809	18,626	183	—
Expiring 10/07/22	Citibank, N.A.	JPY	253,500	1,797,362	1,752,652	44,710	—
Expiring 10/07/22	Citibank, N.A.	JPY	174,600	1,228,945	1,207,152	21,793	—
Expiring 10/07/22	Citibank, N.A.	JPY	174,600	1,231,085	1,207,153	23,932	—
Expiring 10/07/22	Goldman Sachs International	JPY	84,300	585,445	582,835	2,610	—
Expiring 10/07/22	HSBC Bank PLC	JPY	84,300	585,117	582,835	2,282	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	425,300	3,041,426	2,940,446	100,980	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	169,600	1,212,410	1,172,584	39,826	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	169,100	1,209,576	1,169,127	40,449	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	168,700	1,179,168	1,166,361	12,807	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	168,700	1,195,945	1,166,361	29,584	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	84,900	593,935	586,982	6,953	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	84,500	598,253	584,218	14,035	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	34,200	236,526	236,453	73	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	12,914	93,402	89,285	4,117	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	4,196,658	30,339,689	29,014,926	1,324,763	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	889,806	6,157,827	6,151,956	5,871	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	169,000	1,188,119	1,168,435	19,684	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	168,700	1,178,033	1,166,361	11,672	—
A60

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	87,300	$615,847	$603,576	$12,271	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	87,300	613,661	603,576	10,085	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	87,300	614,092	603,576	10,516	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	85,400	598,940	590,440	8,500	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	85,300	605,433	589,748	15,685	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,700	602,025	585,601	16,424	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,500	604,669	584,217	20,452	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	84,500	598,314	584,218	14,096	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	35,800	250,608	247,515	3,093	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	28,500	198,483	197,043	1,440	—
Expiring 10/07/22	RBC Capital Markets LLC	JPY	84,143	608,601	581,749	26,852	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	84,400	593,464	583,526	9,938	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	83,100	580,433	574,537	5,896	—
Expiring 10/07/22	UBS AG	JPY	84,300	585,173	582,835	2,338	—
Expiring 10/19/22	HSBC Bank PLC	JPY	44,063	331,747	304,986	26,761	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	34,758	267,000	240,580	26,420	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	2,897,346	20,109,915	20,092,685	17,230	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	27,300	189,611	189,322	289	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	23,200	160,947	160,889	58	—
Expiring 12/12/22	JPMorgan Chase Bank, N.A.	JPY	360,650	2,548,851	2,512,281	36,570	—
Expiring 12/19/22	JPMorgan Chase Bank, N.A.	JPY	421,450	2,966,779	2,938,961	27,818	—
Malaysian Ringgit,
Expiring 10/07/22	HSBC Bank PLC	MYR	6,085	1,357,411	1,304,675	52,736	—
Expiring 11/07/22	BNP Paribas S.A.	MYR	6,085	1,311,117	1,303,384	7,733	—
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	7,410	370,695	367,465	3,230	—
Expiring 10/07/22	Citibank, N.A.	MXN	6,060	304,408	300,518	3,890	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	5,440	272,243	269,771	2,472	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	16,788	829,479	832,523	—	(3,044)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	11,790	588,118	584,671	3,447	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	7,290	364,810	361,514	3,296	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	7,110	347,393	352,588	—	(5,195)
Expiring 10/07/22	UBS AG	MXN	107,877	5,359,016	5,349,661	9,355	—
Expiring 11/07/22	UBS AG	MXN	16,788	829,286	827,742	1,544	—
Expiring 12/21/22	Bank of America, N.A.	MXN	29,716	1,456,000	1,453,858	2,142	—
Expiring 12/21/22	HSBC Bank PLC	MXN	41,415	2,021,093	2,026,217	—	(5,124)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	26,810	1,304,000	1,311,648	—	(7,648)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	18,066	884,000	883,871	129	—
New Taiwanese Dollar,
Expiring 10/07/22	Bank of America, N.A.	TWD	18,700	606,847	587,449	19,398	—
Expiring 10/07/22	Barclays Bank PLC	TWD	37,120	1,220,932	1,166,104	54,828	—
Expiring 10/07/22	Citibank, N.A.	TWD	55,660	1,835,389	1,748,528	86,861	—
Expiring 10/07/22	Goldman Sachs International	TWD	55,315	1,749,257	1,737,690	11,567	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	TWD	18,560	606,833	583,051	23,782	—
Expiring 11/07/22	Citibank, N.A.	TWD	14,950	468,742	469,897	—	(1,155)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	226,250	7,381,722	7,125,159	256,563	—
New Zealand Dollar,
Expiring 10/07/22	BNP Paribas S.A.	NZD	2,995	1,744,266	1,676,224	68,042	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,005	607,359	562,473	44,886	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	985	591,686	551,279	40,407	—
Expiring 10/07/22	Citibank, N.A.	NZD	196	118,839	109,697	9,142	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	4,945	2,948,732	2,767,588	181,144	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,965	1,803,269	1,659,434	143,835	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,005	1,230,521	1,122,147	108,374	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	985	591,651	551,279	40,372	—
A61

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	3,455	$1,948,620	$1,933,674	$14,946	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,945	1,194,251	1,088,566	105,685	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,940	1,190,017	1,085,767	104,250	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,010	576,243	565,270	10,973	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	985	588,908	551,279	37,629	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	146	88,451	81,712	6,739	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	143	86,732	80,034	6,698	—
Expiring 10/07/22	Standard Chartered Securities	NZD	210	127,948	117,531	10,417	—
Expiring 10/07/22	State Street Bank and Trust Company	NZD	485	297,548	271,442	26,106	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	8,886	5,448,709	4,973,263	475,446	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	2,845	1,744,494	1,592,272	152,222	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	1,975	1,123,362	1,105,455	17,907	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	318	180,223	177,992	2,231	—
Expiring 11/07/22	Citibank, N.A.	NZD	2,119	1,210,807	1,186,055	24,752	—
Expiring 11/07/22	Citibank, N.A.	NZD	985	558,683	551,329	7,354	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	3,945	2,237,920	2,208,112	29,808	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	9,186	5,181,363	5,141,625	39,738	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	990	565,330	554,127	11,203	—
Expiring 11/07/22	State Street Bank and Trust Company	NZD	407	230,318	227,807	2,511	—
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	370	36,573	33,980	2,593	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	6,624	666,783	608,328	58,455	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	928	93,414	85,224	8,190	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	380	36,706	34,898	1,808	—
Expiring 10/07/22	UBS AG	NOK	3,042	277,987	279,368	—	(1,381)
Expiring 10/07/22	UBS AG	NOK	2,270	220,201	208,470	11,731	—
Expiring 10/07/22	UBS AG	NOK	2,160	214,812	198,368	16,444	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	6,040	558,835	554,966	3,869	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	2,966	274,811	272,521	2,290	—
Expiring 11/07/22	UBS AG	NOK	2,622	239,733	240,914	—	(1,181)
Peruvian Nuevo Sol,
Expiring 10/07/22	BNP Paribas S.A.	PEN	395	101,503	99,056	2,447	—
Expiring 10/07/22	Citibank, N.A.	PEN	208	53,841	52,161	1,680	—
Expiring 11/07/22	Citibank, N.A.	PEN	603	151,003	150,608	395	—
Expiring 12/21/22	Barclays Bank PLC	PEN	3,468	884,376	862,637	21,739	—
Expiring 12/21/22	Barclays Bank PLC	PEN	1,910	483,917	475,086	8,831	—
Philippine Peso,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	PHP	7,980	141,804	135,742	6,062	—
Expiring 11/07/22	Citibank, N.A.	PHP	7,980	134,242	135,434	—	(1,192)
Expiring 12/21/22	HSBC Bank PLC	PHP	68,659	1,194,797	1,159,927	34,870	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	PHP	95,011	1,637,000	1,605,127	31,873	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	PHP	21,885	367,000	369,731	—	(2,731)
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	1,640	344,270	330,519	13,751	—
Expiring 10/07/22	Barclays Bank PLC	PLN	730	151,499	147,121	4,378	—
Expiring 10/07/22	BNP Paribas S.A.	PLN	13,955	2,767,059	2,812,435	—	(45,376)
Expiring 10/07/22	HSBC Bank PLC	PLN	630	134,131	126,968	7,163	—
Expiring 10/19/22	HSBC Bank PLC	PLN	2,132	450,300	428,821	21,479	—
Expiring 10/19/22	HSBC Bank PLC	PLN	1,872	401,000	376,453	24,547	—
Expiring 11/07/22	BNP Paribas S.A.	PLN	1,640	323,800	328,832	—	(5,032)
Expiring 11/07/22	UBS AG	PLN	1,745	351,637	349,885	1,752	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	1,170	836,985	814,677	22,308	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	400	286,149	278,522	7,627	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	200	143,351	139,261	4,090	—
A62

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	1,370	$947,038	$954,234	$—	$(7,196)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	400	276,508	278,609	—	(2,101)
Expiring 12/21/22	Citibank, N.A.	SGD	2,335	1,659,000	1,627,770	31,230	—
Expiring 12/21/22	Goldman Sachs International	SGD	2,571	1,796,000	1,792,274	3,726	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	2,455	1,736,000	1,711,186	24,814	—
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	6,360	367,061	351,158	15,903	—
Expiring 10/07/22	Goldman Sachs International	ZAR	31,210	1,777,436	1,723,216	54,220	—
Expiring 10/07/22	Goldman Sachs International	ZAR	10,450	606,099	576,982	29,117	—
Expiring 10/07/22	Goldman Sachs International	ZAR	6,360	367,076	351,158	15,918	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	86,220	4,800,668	4,760,514	40,154	—
South Korean Won,
Expiring 10/07/22	Barclays Bank PLC	KRW	1,634,830	1,189,443	1,137,589	51,854	—
Expiring 10/07/22	BNP Paribas S.A.	KRW	4,951,282	3,698,464	3,445,329	253,135	—
Expiring 10/07/22	Citibank, N.A.	KRW	489,800	339,220	340,825	—	(1,605)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	837,270	607,598	582,611	24,987	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	834,170	604,471	580,454	24,017	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	834,170	608,808	580,454	28,354	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	2,461,750	1,834,116	1,712,999	121,117	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	837,830	606,877	583,001	23,876	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	822,470	588,466	572,312	16,154	—
Expiring 11/07/22	Citibank, N.A.	KRW	4,951,282	3,431,075	3,436,167	—	(5,092)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	KRW	804,350	561,736	558,215	3,521	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	5,271,693	3,820,039	3,667,256	152,783	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	526,123	381,000	365,998	15,002	—
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	400	36,377	36,054	323	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	13,050	1,222,551	1,176,279	46,272	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	6,380	579,884	575,070	4,814	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	3,675	344,277	331,251	13,026	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	3,088	271,602	278,341	—	(6,739)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	6,300	564,653	568,703	—	(4,050)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	810	71,372	73,119	—	(1,747)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	3,675	323,697	331,744	—	(8,047)
Expiring 11/07/22	UBS AG	SEK	6,370	565,137	575,022	—	(9,885)
Expiring 11/07/22	UBS AG	SEK	6,310	567,076	569,606	—	(2,530)
Swiss Franc,
Expiring 10/07/22	Bank of America, N.A.	CHF	1,195	1,220,010	1,211,847	8,163	—
Expiring 10/07/22	Barclays Bank PLC	CHF	580	591,952	588,177	3,775	—
Expiring 10/07/22	Barclays Bank PLC	CHF	70	73,376	70,987	2,389	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	1,632	1,677,358	1,655,008	22,350	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	1,315	1,351,547	1,333,539	18,008	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	595	606,507	603,389	3,118	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	595	609,255	603,389	5,866	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	590	615,213	598,318	16,895	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	355	365,123	360,005	5,118	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	1,135	1,178,719	1,151,002	27,717	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	575	583,845	583,106	739	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	565	590,746	572,965	17,781	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	285	297,252	289,017	8,235	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	75	76,520	76,057	463	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	35	35,707	35,494	213	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,155	1,177,334	1,171,283	6,051	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,145	1,158,051	1,161,142	—	(3,091)
Expiring 10/07/22	Standard Chartered Securities	CHF	396	412,685	401,583	11,102	—
A63

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/07/22	UBS AG	CHF	580	$592,165	$588,177	$3,988	$—
Expiring 10/07/22	UBS AG	CHF	580	593,810	588,177	5,633	—
Expiring 10/07/22	UBS AG	CHF	575	584,277	583,106	1,171	—
Expiring 10/07/22	UBS AG	CHF	565	589,107	572,965	16,142	—
Expiring 10/19/22	HSBC Bank PLC	CHF	579	593,500	588,049	5,451	—
Expiring 10/19/22	HSBC Bank PLC	CHF	359	367,791	364,413	3,378	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CHF	145	149,425	147,495	1,930	—
Expiring 11/07/22	BNP Paribas S.A.	CHF	550	563,182	559,343	3,839	—
Expiring 11/07/22	Citibank, N.A.	CHF	565	572,404	574,598	—	(2,194)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	1,711	1,739,564	1,740,066	—	(502)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	632	642,551	642,737	—	(186)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	550	561,132	559,343	1,789	—
Expiring 11/07/22	UBS AG	CHF	550	562,503	559,344	3,159	—
Thai Baht,
Expiring 10/07/22	Standard Chartered Securities	THB	11,890	323,581	315,307	8,274	—
Expiring 10/07/22	Standard Chartered Securities	THB	11,890	325,530	315,307	10,223	—
Expiring 10/07/22	Standard Chartered Securities	THB	10,455	284,529	277,253	7,276	—
Expiring 10/07/22	Standard Chartered Securities	THB	10,455	286,242	277,253	8,989	—
Expiring 10/07/22	Standard Chartered Securities	THB	6,230	169,137	165,211	3,926	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	27,140	715,529	720,980	—	(5,451)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	23,780	626,944	631,720	—	(4,776)
Expiring 12/21/22	Goldman Sachs International	THB	67,328	1,859,000	1,795,971	63,029	—
Expiring 12/21/22	Goldman Sachs International	THB	46,116	1,273,000	1,230,128	42,872	—
Expiring 12/21/22	HSBC Bank PLC	THB	59,918	1,641,000	1,598,297	42,703	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	419,006	11,500,406	11,176,901	323,505	—
Turkish Lira,
Expiring 10/07/22	Barclays Bank PLC	TRY	13,569	725,929	724,512	1,417	—
Expiring 11/07/22	UBS AG	TRY	639	32,794	32,720	74	—
Expiring 12/21/22	Goldman Sachs International	TRY	9,530	484,972	464,113	20,859	—
				$746,739,534	$730,877,190	18,718,971	(2,856,627)
						$21,483,300	$(11,968,771)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/22	Buy	EUR	604	PLN	2,876	$14,413	$—	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	720	CZK	17,838	—	(2,501)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	751	PLN	3,566	19,823	—	UBS AG
10/19/22	Buy	EUR	834	CZK	20,691	—	(4,648)	Barclays Bank PLC
10/19/22	Buy	EUR	873	PLN	4,134	24,711	—	HSBC Bank PLC
10/19/22	Buy	EUR	955	PLN	4,563	19,657	—	HSBC Bank PLC
10/19/22	Buy	EUR	1,338	PLN	6,354	35,397	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	1,465	PLN	6,981	33,747	—	Citibank, N.A.
10/19/22	Buy	EUR	1,492	PLN	7,078	40,887	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	1,549	CZK	38,599	—	(14,931)	Barclays Bank PLC
10/19/22	Buy	HUF	426,785	EUR	1,057	—	(54,124)	Barclays Bank PLC
10/19/22	Buy	PLN	1,283	EUR	266	—	(2,986)	HSBC Bank PLC
10/19/22	Buy	PLN	2,920	EUR	609	—	(10,801)	Goldman Sachs International
10/19/22	Buy	PLN	3,199	EUR	666	—	(9,691)	Bank of America, N.A.
A64

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2022 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/19/22	Buy	PLN	4,255	EUR	887	$—	$(14,288)	Bank of America, N.A.
						$188,635	$(113,970)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/27	1.000%(Q)	500	$194,946	$55	$194,891	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D01)	12/20/27	1.000%(Q)	500	(9,766)	55	(9,821)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D01)	12/20/27	1.000%(Q)	750	6,186	83	6,103	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D01)	12/20/27	1.000%(Q)	3,000	269,509	332	269,177	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D01)	12/20/27	1.000%(Q)	500	(9,282)	55	(9,337)	Morgan Stanley & Co. International PLC
People’s Republic of China (D01)	12/20/27	1.000%(Q)	3,000	10,762	332	10,430	Morgan Stanley & Co. International PLC
Republic of Argentina (D01)	12/20/27	1.000%(Q)	500	400,430	55	400,375	Morgan Stanley & Co. International PLC
Republic of Chile (D01)	12/20/27	1.000%(Q)	750	22,668	83	22,585	Morgan Stanley & Co. International PLC
Republic of Colombia (D01)	12/20/27	1.000%(Q)	1,500	149,128	166	148,962	Morgan Stanley & Co. International PLC
Republic of Indonesia (D01)	12/20/27	1.000%(Q)	2,500	64,420	277	64,143	Morgan Stanley & Co. International PLC
Republic of Panama (D01)	12/20/27	1.000%(Q)	500	18,431	55	18,376	Morgan Stanley & Co. International PLC
Republic of Peru (D01)	12/20/27	1.000%(Q)	750	22,710	83	22,627	Morgan Stanley & Co. International PLC
Republic of Philippines (D01)	12/20/27	1.000%(Q)	500	10,403	55	10,348	Morgan Stanley & Co. International PLC
Republic of South Africa (D01)	12/20/27	1.000%(Q)	2,750	285,916	304	285,612	Morgan Stanley & Co. International PLC
Republic of Turkey (D01)	12/20/27	1.000%(Q)	3,000	753,387	332	753,055	Morgan Stanley & Co. International PLC
State of Qatar (D01)	12/20/27	1.000%(Q)	500	(9,447)	55	(9,502)	Morgan Stanley & Co. International PLC
Sultanate of Oman (D01)	12/20/27	1.000%(Q)	500	37,715	55	37,660	Morgan Stanley & Co. International PLC
United Mexican States (D01)	12/20/27	1.000%(Q)	3,000	127,533	332	127,201	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D02)	12/20/27	1.000%(Q)	1,000	389,894	222	389,672	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/27	1.000%(Q)	1,000	(19,531)	222	(19,753)	Barclays Bank PLC
Federation of Malaysia (D02)	12/20/27	1.000%(Q)	1,500	12,372	333	12,039	Barclays Bank PLC
Federative Republic of Brazil (D02)	12/20/27	1.000%(Q)	6,000	539,017	1,331	537,686	Barclays Bank PLC
Kingdom of Saudi Arabia (D02)	12/20/27	1.000%(Q)	1,000	(18,563)	222	(18,785)	Barclays Bank PLC
People’s Republic of China (D02)	12/20/27	1.000%(Q)	6,000	21,524	1,331	20,193	Barclays Bank PLC
Republic of Argentina (D02)	12/20/27	1.000%(Q)	1,000	800,861	222	800,639	Barclays Bank PLC
Republic of Chile (D02)	12/20/27	1.000%(Q)	1,500	45,336	333	45,003	Barclays Bank PLC
A65

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Colombia (D02)	12/20/27	1.000%(Q)	3,000	$298,257	$666	$297,591	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/27	1.000%(Q)	5,000	128,838	1,109	127,729	Barclays Bank PLC
Republic of Panama (D02)	12/20/27	1.000%(Q)	1,000	36,862	222	36,640	Barclays Bank PLC
Republic of Peru (D02)	12/20/27	1.000%(Q)	1,500	45,419	333	45,086	Barclays Bank PLC
Republic of Philippines (D02)	12/20/27	1.000%(Q)	1,000	20,807	222	20,585	Barclays Bank PLC
Republic of South Africa (D02)	12/20/27	1.000%(Q)	5,500	571,832	1,220	570,612	Barclays Bank PLC
Republic of Turkey (D02)	12/20/27	1.000%(Q)	6,000	1,506,773	1,331	1,505,442	Barclays Bank PLC
State of Qatar (D02)	12/20/27	1.000%(Q)	1,000	(18,894)	222	(19,116)	Barclays Bank PLC
Sultanate of Oman (D02)	12/20/27	1.000%(Q)	1,000	75,431	222	75,209	Barclays Bank PLC
United Mexican States (D02)	12/20/27	1.000%(Q)	6,000	255,066	1,331	253,735	Barclays Bank PLC
Arab Republic of Egypt (D03)	12/20/27	1.000%(Q)	500	194,947	14	194,933	Barclays Bank PLC
Emirate of Abu Dhabi (D03)	12/20/27	1.000%(Q)	500	(9,765)	14	(9,779)	Barclays Bank PLC
Federation of Malaysia (D03)	12/20/27	1.000%(Q)	750	6,186	21	6,165	Barclays Bank PLC
Federative Republic of Brazil (D03)	12/20/27	1.000%(Q)	3,000	269,509	83	269,426	Barclays Bank PLC
Kingdom of Saudi Arabia (D03)	12/20/27	1.000%(Q)	500	(9,281)	14	(9,295)	Barclays Bank PLC
People’s Republic of China (D03)	12/20/27	1.000%(Q)	3,000	10,762	83	10,679	Barclays Bank PLC
Republic of Argentina (D03)	12/20/27	1.000%(Q)	500	400,431	14	400,417	Barclays Bank PLC
Republic of Chile (D03)	12/20/27	1.000%(Q)	750	22,668	21	22,647	Barclays Bank PLC
Republic of Colombia (D03)	12/20/27	1.000%(Q)	1,500	149,128	41	149,087	Barclays Bank PLC
Republic of Indonesia (D03)	12/20/27	1.000%(Q)	2,500	64,419	69	64,350	Barclays Bank PLC
Republic of Panama (D03)	12/20/27	1.000%(Q)	500	18,431	14	18,417	Barclays Bank PLC
Republic of Peru (D03)	12/20/27	1.000%(Q)	750	22,710	21	22,689	Barclays Bank PLC
Republic of Philippines (D03)	12/20/27	1.000%(Q)	500	10,403	14	10,389	Barclays Bank PLC
Republic of South Africa (D03)	12/20/27	1.000%(Q)	2,750	285,916	76	285,840	Barclays Bank PLC
Republic of Turkey (D03)	12/20/27	1.000%(Q)	3,000	753,387	83	753,304	Barclays Bank PLC
State of Qatar (D03)	12/20/27	1.000%(Q)	500	(9,447)	14	(9,461)	Barclays Bank PLC
Sultanate of Oman (D03)	12/20/27	1.000%(Q)	500	37,715	14	37,701	Barclays Bank PLC
United Mexican States (D03)	12/20/27	1.000%(Q)	3,000	127,533	83	127,450	Barclays Bank PLC
				$9,382,602	$14,551	$9,368,051

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.38.V1 (D01)	12/20/27	1.000%(Q)	25,000	3.335%	$(2,480,545)	$(5,258)	$(2,475,287)	Morgan Stanley & Co. International PLC
CDX.EM.38.V1 (D02)	12/20/27	1.000%(Q)	50,000	3.335%	(4,961,090)	(70,999)	(4,890,091)	Barclays Bank PLC
CDX.EM.38.V1 (D03)	12/20/27	1.000%(Q)	25,000	3.335%	(2,480,545)	(25,560)	(2,454,985)	Barclays Bank PLC
					$(9,922,180)	$(101,817)	$(9,820,363)
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D03).

A66

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	1,085	$227,622	$286,537	$(58,915)	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	545	114,335	141,284	(26,949)	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	606	214,815	334,620	(119,805)	Barclays Bank PLC
				$556,772	$762,441	$(205,669)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	12/20/22	1.000%(Q)	230	2.037%	$(460)	$255	$(715)	Citibank, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	9,000	0.179%	5,273	6,444	(1,171)	Bank of America, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	1,820	0.179%	1,066	1,303	(237)	Bank of America, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	190	0.824%	1,345	1,520	(175)	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/29	1.000%(Q)	1,800	2.044%	(104,129)	(8,531)	(95,598)	Morgan Stanley & Co. International PLC
Republic of Poland	06/20/24	1.000%(Q)	420	1.115%	(670)	562	(1,232)	BNP Paribas S.A.
					$(97,575)	$1,553	$(99,128)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	107,340		$(93,736)		$335,635		$429,371

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	3,035	0.994%	$12,614	$1,693	$(10,921)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A67

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	1,570	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$16,421	$—	$16,421	JPMorgan Chase Bank, N.A.
EUR	703	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,404	—	1,404	Goldman Sachs International
EUR	700	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(1,356)	—	(1,356)	Goldman Sachs International
EUR	1,672	07/15/27	2.778%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	3,752	—	3,752	Goldman Sachs International
EUR	1,085	07/15/27	2.995%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(9,155)	—	(9,155)	JPMorgan Chase Bank, N.A.
EUR	640	07/15/27	3.001%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(4,242)	—	(4,242)	JPMorgan Chase Bank, N.A.
					$6,824	$—	$6,824
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,775	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$243	$(17,341)	$(17,584)
AUD	2,365	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(28,834)	(18,019)	10,815
AUD	3,050	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	278,028	(237,111)	(515,139)
AUD	569	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(9,382)	(10,641)	(1,259)
CAD	2,370	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	34,233	(38,239)	(72,472)
CAD	2,445	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	94,351	(85,360)	(179,711)
CAD	1,702	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	25,563	38,863	13,300
CAD	2,134	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	981	6,540	5,559
CAD	1,485	12/03/32	2.700%(S)	3 Month CDOR(2)(S)	(72,391)	(89,824)	(17,433)
CAD	505	12/21/32	3.875%(S)	3 Month CDOR(2)(S)	(16,766)	(6,181)	10,585
CAD	940	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	85,225	(93,389)	(178,614)
CAD	1,430	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	155,090	(143,615)	(298,705)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(192,663)	(192,663)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(32,999)	(32,999)
CNH	64,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(74)	29,099	29,173
CNH	83,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(281)	12,311	12,592
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(6,854)	(6,854)
CNH	4,916	09/21/27	2.341%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(5,890)	(5,890)
CNH	4,881	12/21/27	2.498%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(3,543)	(3,543)
CNH	6,091	12/21/27	2.595%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	698	698
A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	$—	$(36,290)	$(36,290)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(97,167)	(97,167)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(23,511)	(59,276)	(35,765)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(765,223)	(765,223)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(763,437)	(763,437)
EUR	1,149	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(11,144)	(32,446)	(21,302)
EUR	1,542	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(28,821)	(75,523)	(46,702)
EUR	346	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(9,033)	(28,650)	(19,617)
EUR	654	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(44,746)	(44,746)
EUR	1,335	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	69,290	69,290
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	98,685	98,685
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(104,919)	(104,919)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	232,005	232,005
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(247,285)	(247,285)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(462,111)	(462,111)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	101,146	101,146
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(109,791)	(109,791)
EUR	673	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	(15,031)	(17,990)	(2,959)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(46,102)	199,267	245,369
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(61,578)	702,969	764,547
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	63,776	724,030	660,254
GBP	1,005	12/18/27	2.313%(A)	1 Day SONIA(1)(A)	8,973	64,916	55,943
GBP	1,689	12/21/27	2.531%(A)	1 Day SONIA(1)(A)	(200,531)	(206,817)	(6,286)
GBP	740	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	(57,924)	(166,201)	(108,277)
GBP	2,383	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(629,263)	(629,263)
GBP	8,870	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(683,472)	2,365,093	3,048,565
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	4,448	181,315	176,867
GBP	712	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	10,791	46,033	35,242
GBP	310	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	11,238	58,646	47,408
GBP	1,765	05/08/37	1.200%(A)	1 Day SONIA(1)(A)	474,732	625,591	150,859
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	178,708	(469,427)	(648,135)
GBP	925	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	93,743	370,533	276,790
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	597,756	(1,405,009)	(2,002,765)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(49,137)	(49,137)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(52,163)	(52,163)
JPY	800,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	2,746	(2,856)	(5,602)
JPY	50,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(628)	(913)	(285)
JPY	1,025,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	19,376	(69,252)	(88,628)
JPY	145,619	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(5,539)	(11,328)	(5,789)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)	8,529	11,154	2,625
JPY	615,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	5,694	(88,557)	(94,251)
JPY	803,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	5,310	(227,506)	(232,816)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	15,314	23,438	8,124
JPY	46,657	12/21/32	0.375%(A)	1 Day TONAR(1)(A)	998	(5,793)	(6,791)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	13,118	(247,252)	(260,370)
JPY	115,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)	(57,176)	(67,901)	(10,725)
JPY	418,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	16,233	(339,151)	(355,384)
JPY	38,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)	—	(32,496)	(32,496)
JPY	233,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	30,120	(241,421)	(271,541)
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	33,293	(320,862)	(354,155)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)	—	(49,935)	(49,935)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(11,636)	(24,353)	(12,717)
KRW	1,644,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)	—	(21,567)	(21,567)
KRW	3,820,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(465,661)	(465,661)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(8,144)	(8,144)
NOK	16,935	03/15/28	3.531%(A)	6 Month NIBOR(1)(S)	1,132	(2,557)	(3,689)
NOK	12,989	03/19/28	3.531%(A)	6 Month NIBOR(2)(S)	2,628	7,953	5,325
A69

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	$—	$(22,001)	$(22,001)
NOK	3,831	12/21/32	3.219%(A)	6 Month NIBOR(1)(S)	1,793	8,705	6,912
NZD	1,333	03/15/28	4.094%(S)	3 Month BBR(1)(Q)	16,683	15,703	(980)
NZD	2,089	03/19/28	4.344%(S)	3 Month BBR(1)(Q)	2,125	891	(1,234)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(58,503)	(58,503)
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)	—	(51,293)	(51,293)
SEK	16,272	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(12,305)	(34,032)	(21,727)
SEK	6,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)	—	(110,277)	(110,277)
SEK	4,043	03/15/33	2.875%(A)	3 Month STIBOR(2)(Q)	(1,182)	(9,605)	(8,423)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)	(3,035)	(105,458)	(102,423)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(103,182)	(103,182)
	12,312	05/18/25	2.751%(A)	1 Day SOFR(1)(A)	—	(301,601)	(301,601)
	6,155	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(148,137)	(148,137)
	6,155	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(147,852)	(147,852)
	5,540	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(224,170)	(224,170)
	6,205	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(248,167)	(248,167)
	3,102	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(123,840)	(123,840)
	7,313	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(290,417)	(290,417)
	6,794	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(299,345)	(299,345)
	5,665	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(246,920)	(246,920)
	5,665	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(240,057)	(240,057)
	5,650	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(239,014)	(239,014)
	5,675	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(239,918)	(239,918)
	3,400	03/20/26	1.376%(A)	1 Day SOFR(2)(A)	—	(142,422)	(142,422)
	1,135	03/20/26	1.378%(A)	1 Day SOFR(2)(A)	—	(47,503)	(47,503)
	5,642	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(235,778)	(235,778)
	5,640	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(233,970)	(233,970)
	11,447	03/20/26	2.693%(A)	1 Day SOFR(2)(A)	—	(208,046)	(208,046)
	1,344	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	11,070	80,731	69,661
	811	12/21/27	2.844%(A)	1 Day SOFR(2)(A)	(1,716)	34,613	36,329
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	328,979	328,979
	390	03/15/33	3.094%(A)	1 Day SOFR(1)(A)	3,344	13,986	10,642
	909	03/15/33	3.406%(A)	1 Day SOFR(1)(A)	(1,873)	(4,548)	(2,675)
	2,745	05/18/33	2.602%(A)	1 Day SOFR(2)(A)	—	202,726	202,726
	1,370	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	85,659	85,659
	1,370	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	85,428	85,428
	1,180	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	165,457	165,457
	1,325	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	184,790	184,790
	661	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	91,791	91,791
	1,560	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	216,574	216,574
	1,435	03/20/34	1.406%(A)	1 Day SOFR(1)(A)	—	227,660	227,660
	1,200	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	186,599	186,599
	1,195	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	185,137	185,137
	1,200	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	185,199	185,199
	1,200	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	184,154	184,154
	1,191	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	182,678	182,678
	1,195	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	182,992	182,992
	720	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	109,922	109,922
	240	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	36,508	36,508
	1,735	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	91,363	91,363
	2,125	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	—	110,890	110,890
					$947,420	$(3,979,391)	$(4,926,811)

A70

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	185,959	09/15/26	2.632%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$188,705	$—	$188,705	JPMorgan Chase Bank, N.A.
CNH	8,645	12/15/26	2.422%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,902)	—	(1,902)	BNP Paribas S.A.
CNH	5,628	12/15/26	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,699	—	1,699	Citibank, N.A.
CNH	6,431	03/16/27	2.475%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,694	—	2,694	Bank of America, N.A.
CNH	9,117	03/16/27	2.679%(Q)	7 Day China Fixing Repo Rates(2)(Q)	10,118	—	10,118	JPMorgan Chase Bank, N.A.
CNH	8,559	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2,259)	—	(2,259)	Standard Chartered Bank
CNH	3,994	06/15/27	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	252	—	252	Citibank, N.A.
CNH	16,663	09/21/27	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	17,840	—	17,840	Bank of America, N.A.
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(55,014)	(72)	(54,942)	HSBC Bank PLC
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)	(7,024)	(12)	(7,012)	Citibank, N.A.
					$155,109	$(84)	$155,193

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	03/31/23	30,969	$(2,882)	$—	$(2,882)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A71